UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (60.6%)[1]
Consumer Discretionary (6.6%)
	McDonald's Corp.	478,726	31,941
	Walt Disney Co.	810,609	28,298
	Home Depot Inc.	756,201	24,463
	Comcast Corp. Class A	1,114,100	20,967
*	Amazon.com Inc.	153,660	20,856
	Target Corp.	316,970	16,673
*	Ford Motor Co.	1,292,172	16,243
	Time Warner Inc.	517,907	16,195
	Lowe's Cos. Inc.	655,259	15,883
	News Corp. Class A	1,002,495	14,446
*	DIRECTV Class A	403,055	13,627
	NIKE Inc. Class B	165,005	12,128
	Johnson Controls Inc.	297,745	9,823
*	Viacom Inc. Class B	246,678	8,481
	Time Warner Cable Inc.	156,715	8,354
	TJX Cos. Inc.	188,461	8,013
*	Starbucks Corp.	329,208	7,990
	Yum! Brands Inc.	208,016	7,973
	Carnival Corp.	194,322	7,555
	Staples Inc.	321,254	7,514
*	Kohl's Corp.	129,115	7,073
	Best Buy Co. Inc.	157,390	6,695
	Coach Inc.	141,769	5,603
	Omnicom Group Inc.	138,354	5,370
*	Bed Bath & Beyond Inc.	116,784	5,110
	Gap Inc.	217,190	5,019
	McGraw-Hill Cos. Inc.	139,983	4,990
*	priceline.com Inc.	18,522	4,723
	Marriott International Inc. Class A	134,531	4,240
	Macy's Inc.	187,251	4,076
	Starwood Hotels & Resorts Worldwide Inc.	83,166	3,879
*	Liberty Media Corp. - Interactive	252,129	3,860
*	Stanley Black & Decker Inc.	66,226	3,802
	CBS Corp. Class B	265,142	3,696
	Mattel Inc.	161,315	3,668
*	Apollo Group Inc. Class A	58,303	3,573
	Fortune Brands Inc.	66,841	3,242
	VF Corp.	39,485	3,165
*	Las Vegas Sands Corp.	146,400	3,096
	JC Penney Co. Inc.	94,187	3,030
	Ltd Brands Inc.	121,554	2,993
	Ross Stores Inc.	55,915	2,990
	Genuine Parts Co.	70,774	2,989
	Nordstrom Inc.	72,258	2,952
	Harley-Davidson Inc.	104,206	2,925
	Sherwin-Williams Co.	43,079	2,916
	Whirlpool Corp.	32,931	2,873
	Cablevision Systems Corp. Class A	110,301	2,663
	Comcast Corp.	148,093	2,661

	H&R Block Inc.	148,702	2,647
	Darden Restaurants Inc.	59,325	2,642
	Tiffany & Co.	55,143	2,619
*	O'Reilly Automotive Inc.	60,855	2,538
	Wynn Resorts Ltd.	33,054	2,506
*	CarMax Inc.	98,537	2,475
	International Game Technology	131,198	2,421
*	Dollar Tree Inc.	39,193	2,321
*	AutoZone Inc.	13,335	2,308
*,^ Sears Holdings Corp.		20,426	2,215
	Expedia Inc.	88,214	2,202
	Virgin Media Inc.	125,085	2,159
*	Urban Outfitters Inc.	56,400	2,145
	Family Dollar Stores Inc.	58,497	2,142
	Polo Ralph Lauren Corp. Class A	25,048	2,130
	Hasbro Inc.	55,353	2,119
^	Garmin Ltd.	53,400	2,055
	Wyndham Worldwide Corp.	79,186	2,037
*	Royal Caribbean Cruises Ltd.	61,659	2,034
*	Discovery Communications Inc. Class A	59,896	2,024
*	BorgWarner Inc.	51,832	1,979
*	Autoliv Inc.	38,034	1,960
	DISH Network Corp. Class A	93,159	1,940
	Newell Rubbermaid Inc.	124,225	1,888
	DeVry Inc.	28,418	1,853
*	Discovery Communications Inc.	62,896	1,850
*	ITT Educational Services Inc.	16,423	1,847
*	NVR Inc.	2,498	1,815
	Scripps Networks Interactive Inc. Class A	40,558	1,799
*	Interpublic Group of Cos. Inc.	215,666	1,794
	Abercrombie & Fitch Co.	39,263	1,792
	Advance Auto Parts Inc.	41,885	1,756
	PetSmart Inc.	54,903	1,755
	Gannett Co. Inc.	105,944	1,750
*	Pulte Group Inc.	153,336	1,725
*	Liberty Global Inc. Class A	57,702	1,683
	DR Horton Inc.	128,598	1,620
*	Chipotle Mexican Grill Inc. Class A	14,291	1,610
*	Liberty Global Inc.	53,695	1,551
^	Strayer Education Inc.	6,305	1,535
	American Eagle Outfitters Inc.	82,715	1,532
*	NetFlix Inc.	20,738	1,529
*	GameStop Corp. Class A	69,348	1,519
*	Sirius XM Radio Inc.	1,716,326	1,494
*	Liberty Media Corp. - Capital	40,161	1,461
*	MGM Mirage	119,145	1,430
*	Mohawk Industries Inc.	26,167	1,423
	Leggett & Platt Inc.	64,258	1,391
*	Harman International Industries Inc.	29,626	1,386
	Tupperware Brands Corp.	28,440	1,371
*	Big Lots Inc.	37,142	1,353
	Phillips-Van Heusen Corp.	23,200	1,331
	Jarden Corp.	39,522	1,316
*	Goodyear Tire & Rubber Co.	103,357	1,306
*	Aeropostale Inc.	44,625	1,287
*	Toll Brothers Inc.	61,626	1,282
	RadioShack Corp.	55,937	1,266
*	J Crew Group Inc.	26,922	1,236

Washington Post Co. Class B	2,734	1,214
* Career Education Corp.	38,333	1,213
Gentex Corp.	61,995	1,204
* DreamWorks Animation SKG Inc. Class A	30,465	1,200
* Liberty Media Corp. - Starz	21,911	1,198
* Hanesbrands Inc.	42,607	1,185
Guess? Inc.	24,855	1,168
* LKQ Corp.	56,720	1,151
Chico's FAS Inc.	79,801	1,151
* WMS Industries Inc.	26,275	1,102
Williams-Sonoma Inc.	40,417	1,063
* TRW Automotive Holdings Corp.	36,916	1,055
Foot Locker Inc.	70,032	1,053
Service Corp. International	114,359	1,050
* Dick's Sporting Goods Inc.	39,726	1,037
* Panera Bread Co. Class A	13,500	1,033
* Office Depot Inc.	123,647	987
* Warnaco Group Inc.	20,600	983
* Bally Technologies Inc.	23,235	942
Sotheby's	29,924	930
* Tempur-Pedic International Inc.	30,336	915
* AutoNation Inc.	50,260	909
Burger King Holdings Inc.	42,419	902
Brinker International Inc.	45,900	885
Lennar Corp. Class A	51,360	884
* Lamar Advertising Co. Class A	25,724	884
* Live Nation Entertainment Inc.	60,539	878
Wendy's/Arby's Group Inc. Class A	175,036	875
* Brink's Home Security Holdings Inc.	20,556	875
John Wiley & Sons Inc. Class A	19,598	848
Tractor Supply Co.	14,449	839
* Penn National Gaming Inc.	29,951	833
* Fossil Inc.	20,904	789
* Deckers Outdoor Corp.	5,700	787
* Carter's Inc.	25,488	768
* Dana Holding Corp.	61,700	733
Jones Apparel Group Inc.	38,440	731
* Lululemon Athletica Inc.	17,167	712
* Eastman Kodak Co.	122,771	711
Aaron's Inc.	21,275	709
* Rent-A-Center Inc.	29,670	702
Polaris Industries Inc.	13,690	700
* Gymboree Corp.	13,500	697
* Dress Barn Inc.	26,425	691
* Cheesecake Factory Inc.	25,292	684
* New York Times Co. Class A	61,008	679
Regal Entertainment Group Class A	38,050	669
* Hyatt Hotels Corp. Class A	17,158	668
Wolverine World Wide Inc.	22,675	661
* Collective Brands Inc.	28,750	654
* Corinthian Colleges Inc.	36,891	649
* Tenneco Inc.	26,960	638
Brunswick Corp.	39,708	634
* Jack in the Box Inc.	26,380	621
* Valassis Communications Inc.	22,158	617
KB Home	36,518	612
Hillenbrand Inc.	27,813	612
* Madison Square Garden Inc. Class A	27,575	599

	MDC Holdings Inc.	17,250	597
	Dillard's Inc. Class A	25,195	595
*	Capella Education Co.	6,220	577
*	Orient-Express Hotels Ltd. Class A	39,800	564
*	HSN Inc.	18,954	558
	Interactive Data Corp.	17,333	555
*	OfficeMax Inc.	33,757	554
	Meredith Corp.	16,072	553
*	Skechers U.S.A. Inc. Class A	15,100	548
*	Saks Inc.	63,687	548
*	AnnTaylor Stores Corp.	26,028	539
	Men's Wearhouse Inc.	21,992	526
*	ArvinMeritor Inc.	38,981	520
	Choice Hotels International Inc.	14,700	512
*	Iconix Brand Group Inc.	32,968	506
*	Jo-Ann Stores Inc.	11,835	497
	Pool Corp.	21,778	493
	Thor Industries Inc.	16,182	489
	Regis Corp.	26,112	488
	Matthews International Corp. Class A	13,614	483
	Cooper Tire & Rubber Co.	24,893	473
*	Vail Resorts Inc.	11,800	473
*	Life Time Fitness Inc.	16,683	469
	Cracker Barrel Old Country Store Inc.	10,023	465
*	Timberland Co. Class A	21,668	462
*	Coinstar Inc.	14,192	461
*	Childrens Place Retail Stores Inc.	10,300	459
*	Scientific Games Corp. Class A	32,444	457
	Cinemark Holdings Inc.	24,900	457
	Ryland Group Inc.	20,249	454
^	Buckle Inc.	12,325	453
*	JOS A Bank Clothiers Inc.	8,225	449
*	Under Armour Inc. Class A	14,982	441
*	PF Chang's China Bistro Inc.	9,900	437
*	Morningstar Inc.	9,064	436
*	Gaylord Entertainment Co.	14,540	426
	Bob Evans Farms Inc.	13,738	425
*	CEC Entertainment Inc.	10,994	419
	CTC Media Inc.	24,024	414
	Barnes & Noble Inc.	18,693	404
*	CROCS Inc.	45,300	397
*	American Public Education Inc.	8,500	396
*	Steven Madden Ltd.	8,087	395
	Weight Watchers International Inc.	15,418	394
*	99 Cents Only Stores	24,129	393
	Scholastic Corp.	13,940	390
	American Greetings Corp. Class A	18,644	389
*	Buffalo Wild Wings Inc.	7,900	380
*	Cabela's Inc.	21,500	376
*	Blue Nile Inc.	6,807	375
	Finish Line Inc. Class A	22,894	374
*	Hibbett Sports Inc.	14,418	369
	National CineMedia Inc.	20,958	362
*	Texas Roadhouse Inc. Class A	25,800	358
	Arbitron Inc.	13,378	357
*	Sally Beauty Holdings Inc.	39,755	355
	International Speedway Corp. Class A	13,555	349
*,^ Lions Gate Entertainment Corp.		54,728	341

* Genesco Inc.	10,945	339
* Liz Claiborne Inc.	45,629	339
* DineEquity Inc.	8,551	338
* Charming Shoppes Inc.	61,156	334
* Quiksilver Inc.	70,440	333
* True Religion Apparel Inc.	10,581	321
* Interval Leisure Group Inc.	21,501	313
* Sonic Corp.	28,091	310
* Talbots Inc.	23,378	303
* Group 1 Automotive Inc.	9,451	301
* Helen of Troy Ltd.	11,400	297
Stewart Enterprises Inc. Class A	46,900	293
Brown Shoe Co. Inc.	18,675	289
* Pinnacle Entertainment Inc.	29,200	284
Unifirst Corp.	5,500	283
Columbia Sportswear Co.	5,384	283
* Papa John's International Inc.	10,900	280
* Penske Auto Group Inc.	19,200	277
Ethan Allen Interiors Inc.	13,359	276
* Domino's Pizza Inc.	20,200	276
* Boyd Gaming Corp.	27,756	274
Callaway Golf Co.	30,604	270
* Citi Trends Inc.	8,300	269
Stage Stores Inc.	17,343	267
* Standard Pacific Corp.	59,001	267
Monro Muffler Brake Inc.	7,320	262
* Steak N Shake Co.	679	259
* Universal Technical Institute Inc.	11,278	257
* Meritage Homes Corp.	12,000	252
Harte-Hanks Inc.	19,399	249
* Shuffle Master Inc.	30,413	249
* Knology Inc.	18,507	249
* BJ's Restaurants Inc.	10,556	246
* Steiner Leisure Ltd.	5,485	243
* Coldwater Creek Inc.	35,018	243
Belo Corp. Class A	35,150	240
* La-Z-Boy Inc.	18,747	235
* Exide Technologies	40,786	235
* California Pizza Kitchen Inc.	13,950	234
Lennar Corp. Class B	16,664	232
Cato Corp. Class A	10,798	232
* Ruby Tuesday Inc.	21,633	229
NutriSystem Inc.	12,590	224
* American Axle & Manufacturing Holdings Inc.	21,936	219
* DSW Inc. Class A	8,551	218
* Pacific Sunwear Of California	41,048	218
* Pier 1 Imports Inc.	33,984	216
National Presto Industries Inc.	1,820	216
Fred's Inc. Class A	17,750	213
CKE Restaurants Inc.	18,751	208
^ PetMed Express Inc.	9,100	202
* Wet Seal Inc. Class A	42,175	201
PEP Boys-Manny Moe & Jack	19,740	198
Ameristar Casinos Inc.	10,854	198
World Wrestling Entertainment Inc. Class A	11,400	197
* Peet's Coffee & Tea Inc.	4,934	196
* Lumber Liquidators Holdings Inc.	7,300	195
* Ulta Salon Cosmetics & Fragrance Inc.	8,576	194

*	Entercom Communications Corp. Class A	16,294	194
*	Warner Music Group Corp.	28,012	194
	Big 5 Sporting Goods Corp.	12,400	189
*	Federal Mogul Corp.	10,138	186
*	Drew Industries Inc.	8,382	185
*	Volcom Inc.	9,414	184
*	Winnebago Industries	12,342	180
	Christopher & Banks Corp.	22,302	178
*	Shutterfly Inc.	7,400	178
*	RCN Corp.	11,635	175
*	HOT Topic Inc.	26,969	175
*	Modine Manufacturing Co.	15,538	175
*,^ Fuel Systems Solutions Inc.		5,442	174
*	Drugstore.Com Inc.	48,241	172
*	Maidenform Brands Inc.	7,500	164
	Superior Industries International Inc.	10,179	164
	Churchill Downs Inc.	4,200	157
*	Sinclair Broadcast Group Inc. Class A	30,900	157
*	Rentrak Corp.	7,200	155
*	Red Robin Gourmet Burgers Inc.	6,300	154
	Sturm Ruger & Co. Inc.	12,776	153
*	Select Comfort Corp.	18,937	151
*	Lincoln Educational Services Corp.	5,959	151
*	Amerigon Inc.	14,900	151
*	Sonic Automotive Inc. Class A	13,599	150
*	hhgregg Inc.	5,900	149
*	Asbury Automotive Group Inc.	11,100	148
*	Pre-Paid Legal Services Inc.	3,880	147
*	Mediacom Communications Corp. Class A	24,580	146
*	Stein Mart Inc.	16,189	146
*	Universal Electronics Inc.	6,389	143
*	Ascent Media Corp. Class A	5,200	142
	Systemax Inc.	6,500	141
	McClatchy Co. Class A	28,497	140
*	Clear Channel Outdoor Holdings Inc. Class A	12,694	135
*	Kirkland's Inc.	6,400	134
*	Landry's Restaurants Inc.	7,384	132
*	Krispy Kreme Doughnuts Inc.	32,697	131
	Marcus Corp.	10,100	131
*	Leapfrog Enterprises Inc.	19,980	131
	Haverty Furniture Cos. Inc.	7,948	130
*	Jakks Pacific Inc.	9,761	127
*	RC2 Corp.	8,400	126
*	K12 Inc.	5,600	124
*	Perry Ellis International Inc.	5,491	124
	Oxford Industries Inc.	6,100	124
*	Bridgepoint Education Inc.	4,969	122
*	Zumiez Inc.	5,956	122
*	K-Swiss Inc. Class A	11,600	121
*	America's Car-Mart Inc.	5,000	121
*	Unifi Inc.	32,870	120
*	G-III Apparel Group Ltd.	4,300	119
*	Grand Canyon Education Inc.	4,500	118
	Ambassadors Group Inc.	10,100	112
*	Orbitz Worldwide Inc.	15,400	109
*	Midas Inc.	9,448	107
*	Furniture Brands International Inc.	16,573	107
*	Destination Maternity Corp.	4,134	106

*	West Marine Inc.	9,762	106
*	Hovnanian Enterprises Inc. Class A	23,476	102
	Standard Motor Products Inc.	10,290	102
	Gaiam Inc. Class A	12,241	102
*	Denny's Corp.	26,312	101
*	CKX Inc.	16,273	100
	Speedway Motorsports Inc.	6,285	98
*	EW Scripps Co. Class A	11,219	95
*	Retail Ventures Inc.	9,500	90
*	Cavco Industries Inc.	2,610	89
*	Movado Group Inc.	7,876	89
*	Core-Mark Holding Co. Inc.	2,800	86
*	Alloy Inc.	10,275	84
*	Learning Tree International Inc.	5,981	84
*	Tuesday Morning Corp.	12,473	82
*	American Apparel Inc.	26,992	82
*	AFC Enterprises Inc.	7,585	81
*	iRobot Corp.	5,245	80
*	Dolan Media Co.	7,300	79
*	Casual Male Retail Group Inc.	20,575	79
	Spartan Motors Inc.	13,989	78
*	Lee Enterprises Inc.	22,798	77
*	Stoneridge Inc.	7,700	76
*	Daily Journal Corp.	1,128	75
*	Journal Communications Inc. Class A	17,539	74
*	M/I Homes Inc.	5,000	73
	Blyth Inc.	2,331	73
	Cherokee Inc.	3,938	71
*	Overstock.com Inc.	4,262	69
*	ChinaCast Education Corp.	9,200	67
	Bebe Stores Inc.	7,350	65
	Skyline Corp.	3,500	65
*	Beazer Homes USA Inc.	14,000	64
*	O'Charleys Inc.	7,039	63
*	Youbet.com Inc.	21,280	63
*	Audiovox Corp. Class A	7,998	62
*	MarineMax Inc.	5,700	61
*	Radio One Inc.	20,091	61
*	Fuqi International Inc.	5,600	61
*	Arctic Cat Inc.	5,600	61
	Mac-Gray Corp.	5,300	60
*	Media General Inc. Class A	7,157	59
*	Smith & Wesson Holding Corp.	15,460	58
*	Shoe Carnival Inc.	2,550	58
*	Kenneth Cole Productions Inc. Class A	4,462	57
*	Stanley Furniture Co. Inc.	5,600	57
*	LIN TV Corp. Class A	9,878	57
	Courier Corp.	3,348	55
*	1-800-Flowers.com Inc. Class A	21,537	54
*	Morgans Hotel Group Co.	8,300	53
*	Cumulus Media Inc. Class A	15,330	52
*	Borders Group Inc.	30,217	52
*	Morton's Restaurant Group Inc.	8,400	51
*	Entravision Communications Corp. Class A	18,529	51
*	Famous Dave's Of America Inc.	6,350	51
	CPI Corp.	3,600	50
*,^ Conn's Inc.		6,300	49
*	AH Belo Corp. Class A	6,710	48

*	Kid Brands Inc.	5,538	48
	Books-A-Million Inc.	6,500	47
*	Saga Communications Inc. Class A	2,050	46
*	LodgeNet Interactive Corp.	6,600	46
	Weyco Group Inc.	1,942	46
*	New York & Co. Inc.	9,500	46
*	Reading International Inc. Class A	10,600	45
*	Isle of Capri Casinos Inc.	5,797	45
*	Radio One Inc. Class A	14,000	45
*	Dorman Products Inc.	2,354	45
*	Sealy Corp.	12,647	44
*	Playboy Enterprises Inc. Class B	12,000	44
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		63,300	42
*	Steinway Musical Instruments Inc.	2,200	41
*	Nexstar Broadcasting Group Inc. Class A	8,317	41
*	Carriage Services Inc. Class A	8,900	41
*	Zale Corp.	14,898	41
	CSS Industries Inc.	2,010	40
*	Fisher Communications Inc.	2,860	40
*	Valuevision Media Inc. Class A	11,940	40
*	Brookfield Homes Corp.	4,479	39
*	Lifetime Brands Inc.	3,200	38
*	Carmike Cinemas Inc.	2,600	36
*	Lithia Motors Inc. Class A	5,600	36
*	Ruth's Hospitality Group Inc.	6,635	35
*	Strattec Security Corp.	1,725	35
*	dELiA*s Inc.	20,058	35
*	Martha Stewart Living Omnimedia Class A	6,130	34
*	Monarch Casino & Resort Inc.	4,000	34
*	Nautilus Inc.	10,993	33
*	Multimedia Games Inc.	8,500	33
*	Harris Interactive Inc.	27,000	33
*	Raser Technologies Inc.	31,400	31
*	Marine Products Corp.	5,136	31
*	Luby's Inc.	7,600	30
*	Bon-Ton Stores Inc.	2,200	29
*	McCormick & Schmick's Seafood Restaurants Inc.	2,860	29
*	Rubio's Restaurants Inc.	3,622	29
	PRIMEDIA Inc.	8,292	29
*	Bluegreen Corp.	8,500	28
*	Build-A-Bear Workshop Inc.	3,900	28
*	Blockbuster Inc. Class A	107,754	27
*	Great Wolf Resorts Inc.	8,318	26
	Dover Downs Gaming & Entertainment Inc.	6,583	26
*	Gray Television Inc.	11,200	26
	Hooker Furniture Corp.	1,600	26
*	Benihana Inc. Class A	3,860	25
*	Jamba Inc.	9,207	25
*	Jackson Hewitt Tax Service Inc.	12,400	25
*	MTR Gaming Group Inc.	12,037	24
	Koss Corp.	4,202	24
*	Bassett Furniture Industries Inc.	4,200	24
*	Empire Resorts Inc.	12,697	23
*	Cache Inc.	3,950	22
	Emerson Radio Corp.	9,600	21
*	Cosi Inc.	21,135	19
*	Beasley Broadcasting Group Inc. Class A	4,235	18
*	Navarre Corp.	8,214	17

* Wonder Auto Technology Inc.	1,521	16
* Princeton Review Inc.	4,500	16
* Cost Plus Inc.	7,100	15
* AC Moore Arts & Crafts Inc.	4,858	14
* Salem Communications Corp. Class A	3,960	14
* Premier Exhibitions Inc.	8,900	14
* Heelys Inc.	5,550	13
* Benihana Inc. Class A	1,930	13
* Lodgian Inc.	5,200	13
* Trans World Entertainment	7,150	13
* Century Casinos Inc.	5,100	13
* Palm Harbor Homes Inc.	6,200	12
Dover Motorsports Inc.	5,900	12
* Lazare Kaplan International Inc.	4,741	12
* Emmis Communications Corp. Class A	10,365	12
* Lakes Entertainment Inc.	4,613	11
* Joe's Jeans Inc.	4,000	11
* Rocky Brands Inc.	1,000	10
Flexsteel Industries	701	10
* Spanish Broadcasting System Inc.	11,100	9
* Outdoor Channel Holdings Inc.	1,100	7
* Hollywood Media Corp.	6,000	7
* Atrinsic Inc.	8,417	7
News Corp. Class B	400	7
Collectors Universe	550	6
* Carrols Restaurant Group Inc.	844	6
* 4Kids Entertainment Inc.	4,900	6
* Shiloh Industries Inc.	900	5
* Dixie Group Inc.	1,011	5
* Culp Inc.	400	5
* Nobel Learning Communities Inc.	609	5
* Escalade Inc.	1,686	4
* Town Sports International Holdings Inc.	1,000	4
* Red Lion Hotels Corp.	500	4
* Blockbuster Inc. Class B	15,384	3
* MAXXAM Inc.	4	—
* SPAR Group Inc.	300	—
* Optimal Group Inc. Class A	60	—
		623,796
Consumer Staples (5.9%)
Procter & Gamble Co.	1,296,146	82,007
Wal-Mart Stores Inc.	1,026,592	57,079
Coca-Cola Co.	925,134	50,882
PepsiCo Inc.	721,971	47,766
Philip Morris International Inc.	844,940	44,072
Kraft Foods Inc.	773,756	23,398
CVS Caremark Corp.	625,694	22,875
Altria Group Inc.	919,249	18,863
Colgate-Palmolive Co.	220,543	18,803
Walgreen Co.	438,149	16,251
Kimberly-Clark Corp.	184,202	11,583
Costco Wholesale Corp.	193,406	11,548
General Mills Inc.	145,168	10,276
Sysco Corp.	263,223	7,765
Archer-Daniels-Midland Co.	257,108	7,430
Avon Products Inc.	189,906	6,432
HJ Heinz Co.	140,326	6,400

Kellogg Co.	118,135	6,312
Kroger Co.	274,948	5,955
Lorillard Inc.	71,356	5,369
ConAgra Foods Inc.	196,922	4,937
Mead Johnson Nutrition Co.	90,930	4,731
Safeway Inc.	180,226	4,480
Reynolds American Inc.	77,698	4,194
Sara Lee Corp.	294,623	4,104
Clorox Co.	62,118	3,984
Dr Pepper Snapple Group Inc.	112,952	3,973
Bunge Ltd.	59,635	3,675
Coca-Cola Enterprises Inc.	130,450	3,608
Estee Lauder Cos. Inc. Class A	50,066	3,248
Campbell Soup Co.	91,875	3,248
JM Smucker Co.	52,813	3,183
Hershey Co.	70,480	3,017
Molson Coors Brewing Co. Class B	68,033	2,861
Tyson Foods Inc. Class A	130,405	2,497
* Whole Foods Market Inc.	64,772	2,342
Church & Dwight Co. Inc.	31,455	2,106
Brown-Forman Corp. Class B	34,929	2,077
McCormick & Co. Inc.	52,517	2,015
* Energizer Holdings Inc.	29,731	1,866
* Ralcorp Holdings Inc.	25,457	1,725
SUPERVALU Inc.	94,038	1,569
* Green Mountain Coffee Roasters Inc.	15,455	1,496
* Hansen Natural Corp.	33,645	1,460
* Constellation Brands Inc. Class A	88,140	1,449
* Smithfield Foods Inc.	66,959	1,389
Hormel Foods Corp.	32,997	1,386
Del Monte Foods Co.	89,003	1,299
* Dean Foods Co.	81,199	1,274
Herbalife Ltd.	27,008	1,246
* NBTY Inc.	24,994	1,199
Corn Products International Inc.	33,550	1,163
Alberto-Culver Co. Class B	39,705	1,038
* Central European Distribution Corp.	28,850	1,010
* BJ's Wholesale Club Inc.	25,166	931
Flowers Foods Inc.	37,384	925
Casey's General Stores Inc.	22,825	717
* TreeHouse Foods Inc.	15,411	676
Nu Skin Enterprises Inc. Class A	22,201	646
Ruddick Corp.	18,509	586
Universal Corp.	10,900	574
* United Natural Foods Inc.	18,900	532
Lancaster Colony Corp.	8,751	516
Sanderson Farms Inc.	8,647	464
* Rite Aid Corp.	275,738	414
* Fresh Del Monte Produce Inc.	20,160	408
* Darling International Inc.	43,407	389
Vector Group Ltd.	23,902	369
* American Italian Pasta Co.	9,400	365
J&J Snack Foods Corp.	7,900	343
* Chiquita Brands International Inc.	21,536	339
Diamond Foods Inc.	7,995	336
* Winn-Dixie Stores Inc.	26,566	332
Tootsie Roll Industries Inc.	11,999	324
Andersons Inc.	9,500	318

* Hain Celestial Group Inc.	18,035	313
Lance Inc.	13,200	305
* Alliance One International Inc.	48,788	248
* Central Garden and Pet Co. Class A	25,750	236
B&G Foods Inc. Class A	22,400	235
Nash Finch Co.	6,656	224
* Smart Balance Inc.	34,100	221
* Elizabeth Arden Inc.	12,138	218
* Heckmann Corp.	37,500	217
WD-40 Co.	6,412	211
* Boston Beer Co. Inc. Class A	3,300	172
Weis Markets Inc.	4,452	162
* Medifast Inc.	6,400	161
* Great Atlantic & Pacific Tea Co.	20,426	157
* American Oriental Bioengineering Inc.	37,100	151
Cal-Maine Foods Inc.	4,200	142
Spartan Stores Inc.	9,800	141
* USANA Health Sciences Inc.	4,350	137
* Nutraceutical International Corp.	7,300	109
* Pantry Inc.	8,400	105
* Zhongpin Inc.	8,100	103
Coca-Cola Bottling Co. Consolidated	1,700	100
Pricesmart Inc.	4,285	100
* Prestige Brands Holdings Inc.	10,746	97
* Revlon Inc. Class A	6,406	95
Inter Parfums Inc.	6,225	92
Arden Group Inc.	790	84
Ingles Markets Inc. Class A	5,000	75
* Lifeway Foods Inc.	6,122	73
* Harbinger Group Inc.	10,300	70
* Central Garden and Pet Co.	6,775	67
Griffin Land & Nurseries Inc.	2,257	66
National Beverage Corp.	5,760	64
* John B. Sanfilippo & Son Inc.	4,200	62
* Star Scientific Inc.	20,762	53
* American Dairy Inc.	2,753	53
Farmer Bros Co.	2,598	49
Oil-Dri Corp. of America	2,500	48
* Omega Protein Corp.	7,900	45
Alico Inc.	1,667	42
Calavo Growers Inc.	2,287	42
* Seneca Foods Corp. Class A	1,400	41
* Reddy Ice Holdings Inc.	6,613	31
* Susser Holdings Corp.	3,592	30
* China Sky One Medical Inc.	1,774	28
Village Super Market Inc. Class A	826	23
Mannatech Inc.	6,650	22
Schiff Nutrition International Inc.	2,700	22
* China-Biotics Inc.	1,200	21
Female Health Co.	2,700	19
* Parlux Fragrances Inc.	9,354	19
Imperial Sugar Co.	1,200	19
* MGP Ingredients Inc.	2,300	18
* AgFeed Industries Inc.	2,361	10
* Jones Soda Co.	6,300	4
* Physicians Formula Holdings Inc.	900	2
* Orchids Paper Products Co.	100	2

* Vermont Pure Holdings Ltd.	800	1
		562,076
Energy (6.3%)
Exxon Mobil Corp.	2,106,073	141,065
Chevron Corp.	889,984	67,487
Schlumberger Ltd.	532,702	33,805
ConocoPhillips	625,230	31,993
Occidental Petroleum Corp.	360,005	30,435
Anadarko Petroleum Corp.	218,020	15,878
Apache Corp.	149,120	15,136
* Transocean Ltd.	142,441	12,304
XTO Energy Inc.	257,463	12,147
Devon Energy Corp.	187,141	12,057
Halliburton Co.	400,112	12,055
EOG Resources Inc.	112,150	10,423
Marathon Oil Corp.	314,018	9,936
Hess Corp.	130,857	8,185
National Oilwell Varco Inc.	186,041	7,550
Spectra Energy Corp.	287,640	6,481
Chesapeake Energy Corp.	273,613	6,468
Baker Hughes Inc.	137,773	6,453
* Southwestern Energy Co.	153,493	6,250
Williams Cos. Inc.	259,287	5,990
Noble Energy Inc.	77,069	5,626
Peabody Energy Corp.	119,116	5,444
* Weatherford International Ltd.	327,832	5,199
Valero Energy Corp.	250,977	4,944
Noble Corp.	116,276	4,863
Smith International Inc.	110,024	4,711
* Cameron International Corp.	108,641	4,656
Murphy Oil Corp.	80,632	4,531
Consol Energy Inc.	97,739	4,170
* FMC Technologies Inc.	54,268	3,507
El Paso Corp.	311,841	3,380
Range Resources Corp.	70,448	3,302
* Ultra Petroleum Corp.	67,307	3,139
* Newfield Exploration Co.	59,052	3,074
Pioneer Natural Resources Co.	51,109	2,878
* Denbury Resources Inc.	167,393	2,824
BJ Services Co.	130,720	2,797
Diamond Offshore Drilling Inc.	30,911	2,745
* Petrohawk Energy Corp.	134,612	2,730
* Alpha Natural Resources Inc.	53,334	2,661
* Nabors Industries Ltd.	125,666	2,467
* Pride International Inc.	77,366	2,329
Massey Energy Co.	42,379	2,216
Cimarex Energy Co.	37,057	2,200
* Kinder Morgan Management LLC	34,062	1,997
* Plains Exploration & Production Co.	61,924	1,857
* Whiting Petroleum Corp.	22,724	1,837
Helmerich & Payne Inc.	47,170	1,796
* Concho Resources Inc.	34,092	1,717
Cabot Oil & Gas Corp.	46,370	1,706
Arch Coal Inc.	72,976	1,668
* Oceaneering International Inc.	24,305	1,543
Sunoco Inc.	51,858	1,541
EXCO Resources Inc.	80,745	1,484

* Rowan Cos. Inc.	50,870	1,481
Core Laboratories NV	9,800	1,282
Southern Union Co.	50,197	1,273
* Forest Oil Corp.	48,075	1,241
* Dresser-Rand Group Inc.	37,322	1,173
Tidewater Inc.	23,211	1,097
* Atlas Energy Inc.	33,473	1,042
* Oil States International Inc.	22,315	1,012
St. Mary Land & Exploration Co.	28,007	975
Patterson-UTI Energy Inc.	69,018	964
* Atwood Oceanics Inc.	25,964	899
Tesoro Corp.	62,300	866
* Dril-Quip Inc.	14,200	864
* Unit Corp.	20,250	856
* Patriot Coal Corp.	38,318	784
* Quicksilver Resources Inc.	53,250	749
* Superior Energy Services Inc.	35,095	738
* Brigham Exploration Co.	44,679	713
* Mariner Energy Inc.	46,780	700
* SEACOR Holdings Inc.	8,626	696
World Fuel Services Corp.	25,890	690
* Comstock Resources Inc.	20,910	665
* Continental Resources Inc.	15,265	650
Frontier Oil Corp.	47,164	637
* Exterran Holdings Inc.	26,250	634
Berry Petroleum Co. Class A	21,600	608
* Arena Resources Inc.	17,600	588
* Helix Energy Solutions Group Inc.	44,372	578
* Bristow Group Inc.	15,200	573
* Bill Barrett Corp.	18,392	565
* Gran Tierra Energy Inc.	95,370	563
* Rosetta Resources Inc.	23,600	556
CARBO Ceramics Inc.	8,600	536
* SandRidge Energy Inc.	69,600	536
Holly Corp.	19,086	533
* Key Energy Services Inc.	55,620	531
Lufkin Industries Inc.	6,600	522
* Swift Energy Co.	16,600	510
* CNX Gas Corp.	13,393	510
* McMoRan Exploration Co.	34,622	507
Overseas Shipholding Group Inc.	12,788	502
Penn Virginia Corp.	20,050	491
* Tetra Technologies Inc.	35,250	431
* Cobalt International Energy Inc.	30,100	409
* Energy XXI Bermuda Ltd.	22,297	399
* ATP Oil & Gas Corp.	20,854	392
* Carrizo Oil & Gas Inc.	14,607	335
* Clean Energy Fuels Corp.	14,700	335
* Stone Energy Corp.	18,466	328
* International Coal Group Inc.	71,263	326
* USEC Inc.	55,330	319
* Complete Production Services Inc.	27,607	319
* Cal Dive International Inc.	42,955	315
* Contango Oil & Gas Co.	6,102	312
* Global Industries Ltd.	48,274	310
* Parker Drilling Co.	61,600	304
* ION Geophysical Corp.	57,925	285
* Enbridge Energy Management LLC	5,449	278

* Gulfmark Offshore Inc.	10,000	265
* Willbros Group Inc.	21,275	256
* Newpark Resources Inc.	47,421	249
* BPZ Resources Inc.	31,293	230
* Hornbeck Offshore Services Inc.	11,200	208
* James River Coal Co.	12,188	194
* Venoco Inc.	15,066	193
* Northern Oil and Gas Inc.	11,972	190
* Hercules Offshore Inc.	42,324	182
* Goodrich Petroleum Corp.	11,414	179
Gulf Island Fabrication Inc.	7,714	168
* Gulfport Energy Corp.	14,900	167
RPC Inc.	14,825	165
* Pioneer Drilling Co.	23,008	162
* Harvest Natural Resources Inc.	19,600	148
* CVR Energy Inc.	16,800	147
General Maritime Corp.	20,404	147
* Crosstex Energy Inc.	16,708	145
* Petroleum Development Corp.	6,191	143
* Matrix Service Co.	12,500	134
* PHI Inc.	6,324	134
* Kodiak Oil & Gas Corp.	36,814	126
* Tesco Corp.	10,462	122
* Rex Energy Corp.	10,636	121
* Petroquest Energy Inc.	23,400	118
Vaalco Energy Inc.	22,800	113
* T-3 Energy Services Inc.	4,500	111
W&T Offshore Inc.	12,297	103
* Seahawk Drilling Inc.	5,444	103
* Western Refining Inc.	18,000	99
* Superior Well Services Inc.	7,236	97
* Oilsands Quest Inc.	127,488	94
* Rentech Inc.	91,400	94
* Cheniere Energy Inc.	29,695	92
* Warren Resources Inc.	36,220	91
* Toreador Resources Corp.	11,152	91
* OYO Geospace Corp.	1,824	87
* Clayton Williams Energy Inc.	2,388	84
* GMX Resources Inc.	10,100	83
* Endeavour International Corp.	64,000	81
* Allis-Chalmers Energy Inc.	22,772	81
* Delta Petroleum Corp.	56,963	80
* Rex Stores Corp.	4,300	70
* Natural Gas Services Group Inc.	4,000	63
* Dawson Geophysical Co.	2,000	58
* Syntroleum Corp.	26,257	56
* Basic Energy Services Inc.	6,881	53
* CREDO Petroleum Corp.	5,050	50
* American Oil & Gas Inc.	7,117	48
* Bronco Drilling Co. Inc.	10,270	48
* FX Energy Inc.	13,100	45
Panhandle Oil and Gas Inc. Class A	1,900	45
* Gastar Exploration Ltd.	8,806	43
Houston American Energy Corp.	2,300	42
* Abraxas Petroleum Corp.	21,518	41
* Callon Petroleum Co.	7,361	39
* Vantage Drilling Co.	24,000	36
* ENGlobal Corp.	12,800	35

*	Uranium Energy Corp.	9,279	30
*	RAM Energy Resources Inc.	20,039	29
*	Double Eagle Petroleum Co.	6,523	28
*	Tri-Valley Corp.	13,900	28
*,^ Pacific Ethanol Inc.		22,380	25
*	Union Drilling Inc.	4,000	25
*,^ GeoGlobal Resources Inc.		15,000	24
*	Gasco Energy Inc.	71,046	23
*	HKN Inc.	7,047	21
	Alon USA Energy Inc.	2,797	20
	Delek US Holdings Inc.	2,400	17
*	Isramco Inc.	245	16
*	Trico Marine Services Inc.	5,968	14
*	Westmoreland Coal Co.	1,000	13
*	Cano Petroleum Inc.	9,900	12
*	Boots & Coots Inc.	4,700	11
*	Approach Resources Inc.	1,200	11
*	Georesources Inc.	700	11
*	Meridian Resource Corp.	36,700	10
*	Bolt Technology Corp.	900	10
*	Verenium Corp.	1,938	10
*,^ Evergreen Energy Inc.		52,194	9
*,^ Sulphco Inc.		31,693	9
*	Uranium Resources Inc.	8,100	6
*	Geokinetics Inc.	600	4
*	Barnwell Industries Inc.	1,000	4
*	NGAS Resources Inc.	2,400	4
*	PostRock Energy Corp.	351	4
*	Mitcham Industries Inc.	300	2
*	BMB Munai Inc.	1,500	1
			600,004
Financials (10.0%)
	Bank of America Corp.	4,412,203	78,758
	JPMorgan Chase & Co.	1,748,257	78,235
	Wells Fargo & Co.	2,154,851	67,059
*	Citigroup Inc.	9,404,407	38,088
	Goldman Sachs Group Inc.	216,578	36,955
	US Bancorp	848,370	21,956
	American Express Co.	474,784	19,590
	Bank of New York Mellon Corp.	534,179	16,495
	Morgan Stanley	542,774	15,898
	MetLife Inc.	363,194	15,741
	PNC Financial Services Group Inc.	229,341	13,692
	Travelers Cos. Inc.	242,307	13,070
	Prudential Financial Inc.	204,953	12,400
	Aflac Inc.	207,510	11,266
*	Berkshire Hathaway Inc. Class A	89	10,840
	Simon Property Group Inc.	126,891	10,646
	State Street Corp.	219,959	9,929
	BB&T Corp.	305,748	9,903
*	Berkshire Hathaway Inc. Class B	120,450	9,789
	CME Group Inc.	29,578	9,350
	Capital One Financial Corp.	200,075	8,285
	Charles Schwab Corp.	439,341	8,211
	Franklin Resources Inc.	71,368	7,915
	Chubb Corp.	151,844	7,873
	ACE Ltd.	149,565	7,822

	Allstate Corp.	226,655	7,323
	T Rowe Price Group Inc.	114,235	6,275
	SunTrust Banks Inc.	221,956	5,946
	Marsh & McLennan Cos. Inc.	233,937	5,713
	Loews Corp.	152,872	5,699
	Vornado Realty Trust	72,069	5,456
	Progressive Corp.	284,146	5,424
	Northern Trust Corp.	96,631	5,340
	Hartford Financial Services Group Inc.	186,647	5,305
	Public Storage	56,485	5,196
	Ameriprise Financial Inc.	113,381	5,143
	Equity Residential	122,469	4,795
	AON Corp.	109,634	4,682
	Boston Properties Inc.	61,681	4,653
	Fifth Third Bancorp	336,062	4,567
	HCP Inc.	129,953	4,288
	Annaly Capital Management Inc.	244,700	4,204
	Invesco Ltd.	190,180	4,167
	Principal Financial Group Inc.	141,813	4,142
	Regions Financial Corp.	527,039	4,137
	Lincoln National Corp.	134,357	4,125
	Host Hotels & Resorts Inc.	278,344	4,078
*	Genworth Financial Inc. Class A	216,732	3,975
	Unum Group	147,512	3,654
	Discover Financial Services	241,907	3,604
	NYSE Euronext	115,332	3,415
	Ventas Inc.	69,595	3,304
	AvalonBay Communities Inc.	35,991	3,108
*	IntercontinentalExchange Inc.	27,540	3,089
	KeyCorp	389,741	3,021
	Hudson City Bancorp Inc.	209,737	2,970
	New York Community Bancorp Inc.	178,282	2,949
	Comerica Inc.	77,159	2,935
	XL Capital Ltd. Class A	151,701	2,867
	Plum Creek Timber Co. Inc.	72,369	2,816
	Kimco Realty Corp.	178,167	2,787
	ProLogis	209,848	2,770
	M&T Bank Corp.	34,003	2,699
	Moody's Corp.	89,863	2,673
*	SLM Corp.	209,149	2,619
	People's United Financial Inc.	165,937	2,595
	Health Care REIT Inc.	54,986	2,487
	PartnerRe Ltd.	29,776	2,374
	Willis Group Holdings PLC	74,597	2,334
	BlackRock Inc.	10,291	2,241
*	TD Ameritrade Holding Corp.	117,301	2,236
	Everest Re Group Ltd.	26,800	2,169
*	Leucadia National Corp.	86,228	2,139
	Legg Mason Inc.	72,137	2,068
*	Arch Capital Group Ltd.	26,457	2,017
	Federal Realty Investment Trust	27,448	1,998
	SL Green Realty Corp.	34,645	1,984
	Cincinnati Financial Corp.	68,652	1,984
	Torchmark Corp.	36,663	1,962
	Axis Capital Holdings Ltd.	60,500	1,891
*,^ American International Group Inc.		53,696	1,833
	Assurant Inc.	51,933	1,785
	AMB Property Corp.	65,346	1,780

Nationwide Health Properties Inc.	50,207	1,765
Digital Realty Trust Inc.	32,550	1,764
Marshall & Ilsley Corp.	216,072	1,739
* CB Richard Ellis Group Inc. Class A	109,681	1,738
Huntington Bancshares Inc.	319,820	1,717
Liberty Property Trust	50,339	1,709
Reinsurance Group of America Inc. Class A	32,311	1,697
WR Berkley Corp.	64,454	1,682
Eaton Vance Corp.	49,803	1,670
Macerich Co.	43,289	1,658
* MSCI Inc. Class A	45,061	1,627
Rayonier Inc.	35,705	1,622
RenaissanceRe Holdings Ltd.	28,100	1,595
* Markel Corp.	4,170	1,562
Assured Guaranty Ltd.	70,085	1,540
Transatlantic Holdings Inc.	28,770	1,519
* Affiliated Managers Group Inc.	18,863	1,490
Regency Centers Corp.	39,105	1,465
Fidelity National Financial Inc. Class A	98,017	1,453
Realty Income Corp.	46,881	1,439
* First Horizon National Corp.	101,192	1,422
* AmeriCredit Corp.	59,802	1,421
HCC Insurance Holdings Inc.	50,499	1,394
First American Corp.	40,832	1,382
* E*Trade Financial Corp.	834,400	1,377
Old Republic International Corp.	108,303	1,373
Waddell & Reed Financial Inc.	37,787	1,362
Jones Lang LaSalle Inc.	18,511	1,349
* St. Joe Co.	41,609	1,346
* NASDAQ OMX Group Inc.	63,701	1,345
Cullen/Frost Bankers Inc.	24,086	1,344
SEI Investments Co.	60,108	1,321
Alexandria Real Estate Equities Inc.	19,528	1,320
Hospitality Properties Trust	54,962	1,316
Commerce Bancshares Inc.	31,265	1,286
Zions Bancorporation	58,707	1,281
White Mountains Insurance Group Ltd.	3,581	1,271
Senior Housing Properties Trust	57,154	1,266
Duke Realty Corp.	100,727	1,249
Mack-Cali Realty Corp.	35,389	1,247
Camden Property Trust	28,680	1,194
UDR Inc.	67,662	1,194
Raymond James Financial Inc.	44,205	1,182
Janus Capital Group Inc.	82,239	1,175
First Niagara Financial Group Inc.	82,400	1,172
Essex Property Trust Inc.	12,588	1,132
Arthur J Gallagher & Co.	46,001	1,129
Developers Diversified Realty Corp.	92,636	1,127
Validus Holdings Ltd.	40,793	1,123
Chimera Investment Corp.	287,293	1,118
Weingarten Realty Investors	51,134	1,102
Federated Investors Inc. Class B	41,674	1,099
Aspen Insurance Holdings Ltd.	37,330	1,077
StanCorp Financial Group Inc.	22,298	1,062
Jefferies Group Inc.	44,828	1,061
Corporate Office Properties Trust SBI	26,392	1,059
City National Corp.	19,410	1,048
Highwoods Properties Inc.	32,049	1,017

Apollo Investment Corp.	79,374	1,010
Washington Federal Inc.	49,090	998
Associated Banc-Corp	71,038	980
Brown & Brown Inc.	54,141	970
Hanover Insurance Group Inc.	22,243	970
Taubman Centers Inc.	24,200	966
Bank of Hawaii Corp.	21,473	965
American Financial Group Inc.	33,840	963
Apartment Investment & Management Co.	51,832	954
Valley National Bancorp	60,568	931
MFA Financial Inc.	122,800	904
TCF Financial Corp.	56,618	903
HRPT Properties Trust	113,560	884
Ares Capital Corp.	58,482	868
* SVB Financial Group	18,534	865
Protective Life Corp.	38,714	851
Allied World Assurance Co. Holdings Ltd.	18,875	847
National Retail Properties Inc.	37,009	845
BRE Properties Inc.	23,615	844
Platinum Underwriters Holdings Ltd.	22,700	842
Popular Inc.	288,543	840
Greenhill & Co. Inc.	10,227	840
CBL & Associates Properties Inc.	59,404	814
Endurance Specialty Holdings Ltd.	21,700	806
Fulton Financial Corp.	79,047	806
FirstMerit Corp.	37,125	801
Washington Real Estate Investment Trust	26,153	799
* ProAssurance Corp.	13,610	797
Entertainment Properties Trust	19,034	783
* Forest City Enterprises Inc. Class A	54,318	783
Tanger Factory Outlet Centers	17,878	772
Omega Healthcare Investors Inc.	39,266	765
Prosperity Bancshares Inc.	18,570	761
* Alleghany Corp.	2,606	758
Westamerica Bancorporation	13,118	756
BioMed Realty Trust Inc.	44,120	730
LaSalle Hotel Properties	30,860	719
Brandywine Realty Trust	58,037	709
BancorpSouth Inc.	33,721	707
Iberiabank Corp.	11,600	696
Home Properties Inc.	14,789	692
Equity Lifestyle Properties Inc.	12,750	687
* Signature Bank	18,451	684
Mid-America Apartment Communities Inc.	12,968	672
Douglas Emmett Inc.	43,259	665
Trustmark Corp.	26,974	659
American Campus Communities Inc.	23,786	658
* Conseco Inc.	105,566	657
Wilmington Trust Corp.	39,591	656
* Stifel Financial Corp.	12,100	650
American Capital Ltd.	127,371	647
CapitalSource Inc.	115,102	643
BOK Financial Corp.	12,212	640
Synovus Financial Corp.	194,633	640
Zenith National Insurance Corp.	16,528	633
Potlatch Corp.	17,888	627
Unitrin Inc.	22,051	619
Healthcare Realty Trust Inc.	26,255	611

*	Knight Capital Group Inc. Class A	39,668	605
	Kilroy Realty Corp.	19,500	601
	Radian Group Inc.	38,253	598
	Erie Indemnity Co. Class A	13,766	594
	Montpelier Re Holdings Ltd.	35,308	594
	Whitney Holding Corp.	41,933	578
	Northwest Bancshares Inc.	49,204	578
*	PHH Corp.	24,247	572
	East West Bancorp Inc.	32,548	567
	Umpqua Holdings Corp.	42,127	559
	TFS Financial Corp.	41,704	557
	Hancock Holding Co.	13,055	546
	UMB Financial Corp.	13,421	545
	Susquehanna Bancshares Inc.	55,518	545
	NewAlliance Bancshares Inc.	42,781	540
	Astoria Financial Corp.	37,095	538
	Delphi Financial Group Inc.	21,214	534
	Mercury General Corp.	12,055	527
	DiamondRock Hospitality Co.	51,934	525
*,^ Federal National Mortgage Assn.		498,802	524
	International Bancshares Corp.	22,720	522
	Redwood Trust Inc.	33,576	518
*	MGIC Investment Corp.	47,117	517
	Cash America International Inc.	13,087	517
	Webster Financial Corp.	29,280	512
	Wintrust Financial Corp.	13,402	499
	Max Capital Group Ltd.	21,600	497
	DCT Industrial Trust Inc.	94,537	494
	Post Properties Inc.	22,127	487
	MB Financial Inc.	21,562	486
	Extra Space Storage Inc.	38,079	483
	Glacier Bancorp Inc.	31,628	482
	United Bankshares Inc.	18,325	480
*	Sunstone Hotel Investors Inc.	42,450	474
	Franklin Street Properties Corp.	32,687	472
*	MBIA Inc.	74,856	469
	RLI Corp.	8,230	469
	Old National Bancorp	39,124	468
	PS Business Parks Inc.	8,502	454
	First Financial Bancorp	25,482	453
	First Citizens BancShares Inc. Class A	2,259	449
	Argo Group International Holdings Ltd.	13,717	447
	EastGroup Properties Inc.	11,700	442
	Tower Group Inc.	19,701	437
	Sovran Self Storage Inc.	12,480	435
	First Midwest Bancorp Inc.	31,854	432
	National Health Investors Inc.	11,000	426
	FNB Corp.	51,775	420
	Hatteras Financial Corp.	16,292	420
*	Portfolio Recovery Associates Inc.	7,600	417
	American National Insurance Co.	3,667	416
*	Allied Capital Corp.	83,497	415
	Equity One Inc.	21,403	404
*	MF Global Holdings Ltd.	49,455	399
*	KBW Inc.	14,836	399
	Selective Insurance Group	23,700	393
	Capitol Federal Financial	10,444	391
*,^ Federal Home Loan Mortgage Corp.		302,728	384

First Financial Bankshares Inc.	7,410	382
NBT Bancorp Inc.	16,653	381
Medical Properties Trust Inc.	36,186	379
CVB Financial Corp.	37,875	376
* Piper Jaffray Cos.	9,220	372
Community Bank System Inc.	16,000	364
* Ocwen Financial Corp.	32,350	359
Capstead Mortgage Corp.	29,992	359
Employers Holdings Inc.	23,539	350
* Texas Capital Bancshares Inc.	18,394	349
* optionsXpress Holdings Inc.	21,367	348
DuPont Fabros Technology Inc.	15,887	343
Infinity Property & Casualty Corp.	7,441	338
* Ezcorp Inc. Class A	16,338	337
PacWest Bancorp	14,691	335
Provident Financial Services Inc.	27,926	332
Park National Corp.	5,324	332
* Investment Technology Group Inc.	19,537	326
* National Financial Partners Corp.	22,825	322
Anworth Mortgage Asset Corp.	47,646	321
* Interactive Brokers Group Inc.	19,825	320
PrivateBancorp Inc. Class A	22,941	314
Cathay General Bancorp	26,830	313
* Investors Bancorp Inc.	23,646	312
National Penn Bancshares Inc.	45,194	312
Colonial Properties Trust	23,711	305
Brookline Bancorp Inc.	28,689	305
* PMI Group Inc.	54,900	298
Nelnet Inc. Class A	16,000	297
American Equity Investment Life Holding Co.	27,800	296
* Alexander's Inc.	989	296
* Forestar Group Inc.	15,641	295
* Pico Holdings Inc.	7,896	294
Prospect Capital Corp.	23,984	291
Horace Mann Educators Corp.	19,085	287
Chemical Financial Corp.	11,969	283
Lexington Realty Trust	43,108	281
Bank of the Ozarks Inc.	7,908	278
Acadia Realty Trust	15,578	278
* Navigators Group Inc.	6,993	275
Saul Centers Inc.	6,643	275
Cousins Properties Inc.	32,884	273
City Holding Co.	7,927	272
* iStar Financial Inc.	58,982	271
Inland Real Estate Corp.	29,454	270
* Hilltop Holdings Inc.	22,838	268
* Riskmetrics Group Inc.	11,636	263
Investors Real Estate Trust	29,024	262
* World Acceptance Corp.	6,937	250
S&T Bancorp Inc.	11,876	248
First Commonwealth Financial Corp.	36,633	246
LTC Properties Inc.	9,000	244
Boston Private Financial Holdings Inc.	32,663	241
* Ashford Hospitality Trust Inc.	33,206	238
Trustco Bank Corp.	38,059	235
* First Cash Financial Services Inc.	10,600	229
Hersha Hospitality Trust	44,000	228
Amtrust Financial Services Inc.	16,045	224

GFI Group Inc.	38,668	224
Home Bancshares Inc.	8,361	221
* MCG Capital Corp.	42,015	219
Sterling Bancshares Inc.	38,850	217
Columbia Banking System Inc.	10,634	216
Provident New York Bancorp	22,130	210
U-Store-It Trust	29,095	209
* Dollar Financial Corp.	8,600	207
BlackRock Kelso Capital Corp.	20,741	207
American Capital Agency Corp.	8,041	206
Getty Realty Corp.	8,727	204
Safety Insurance Group Inc.	5,189	195
Pennsylvania Real Estate Investment Trust	15,649	195
* Enstar Group Ltd.	2,793	193
* Greenlight Capital Re Ltd. Class A	7,195	192
Cardinal Financial Corp.	17,914	191
Government Properties Income Trust	7,344	191
First Potomac Realty Trust	12,495	188
Cedar Shopping Centers Inc.	23,600	187
BGC Partners Inc. Class A	30,530	187
Harleysville Group Inc.	5,517	186
Simmons First National Corp. Class A	6,737	186
* CNA Surety Corp.	10,410	185
WesBanco Inc.	11,385	185
Sun Communities Inc.	7,326	185
Northfield Bancorp Inc.	12,700	184
Dime Community Bancshares	14,512	183
Hercules Technology Growth Capital Inc.	17,107	181
* Citizens Inc.	26,169	181
Meadowbrook Insurance Group Inc.	22,801	180
United Fire & Casualty Co.	10,001	180
Fifth Street Finance Corp.	15,411	179
* Beneficial Mutual Bancorp Inc.	18,732	178
* AMERISAFE Inc.	10,800	177
MarketAxess Holdings Inc.	11,113	175
Independent Bank Corp.	7,000	173
Harleysville National Corp.	25,581	171
Bank Mutual Corp.	26,271	171
Westfield Financial Inc.	18,333	168
American Physicians Capital Inc.	5,199	166
* Pinnacle Financial Partners Inc.	10,768	163
First Financial Corp.	5,581	162
Trico Bancshares	8,078	161
* Altisource Portfolio Solutions SA	7,166	161
Southside Bancshares Inc.	7,367	159
National Western Life Insurance Co. Class A	857	158
Walter Investment Management Corp.	9,756	156
SCBT Financial Corp.	4,129	153
Community Trust Bancorp Inc.	5,623	152
* Encore Capital Group Inc.	9,223	152
NorthStar Realty Finance Corp.	35,998	152
StellarOne Corp.	11,315	151
Flagstone Reinsurance Holdings Ltd.	13,109	150
* First Industrial Realty Trust Inc.	19,264	149
* First Marblehead Corp.	52,451	149
^ TowneBank	10,600	148
Advance America Cash Advance Centers Inc.	24,859	145
* Credit Acceptance Corp.	3,500	144

	Parkway Properties Inc.	7,669	144
	FBL Financial Group Inc. Class A	5,883	144
	Evercore Partners Inc. Class A	4,800	144
*	Nara Bancorp Inc.	16,402	144
*	FelCor Lodging Trust Inc.	24,868	142
	OneBeacon Insurance Group Ltd. Class A	8,107	140
*	Safeguard Scientifics Inc.	10,753	140
	Oritani Financial Corp.	8,664	139
*	LaBranche & Co. Inc.	26,299	138
	Universal Health Realty Income Trust	3,852	136
	Compass Diversified Holdings	8,870	135
	1st Source Corp.	7,693	135
*	FPIC Insurance Group Inc.	4,950	134
*	TradeStation Group Inc.	19,117	134
*	eHealth Inc.	8,500	134
	First Bancorp	9,817	133
	Suffolk Bancorp	4,300	132
*	United Community Banks Inc.	29,862	132
*	Tejon Ranch Co.	4,300	131
*	Citizens Republic Bancorp Inc.	110,662	131
	Calamos Asset Management Inc. Class A	9,004	129
	Cohen & Steers Inc.	5,100	127
	ViewPoint Financial Group	7,847	127
	BankFinancial Corp.	13,840	127
*	Strategic Hotels & Resorts Inc.	29,600	126
	Wilshire Bancorp Inc.	11,250	124
*	United America Indemnity Ltd. Class A	12,928	124
	MVC Capital Inc.	9,000	122
	Oriental Financial Group Inc.	8,981	121
*	Virginia Commerce Bancorp Inc.	18,065	120
*	Phoenix Cos. Inc.	49,630	120
	SY Bancorp Inc.	5,189	118
*	Western Alliance Bancorp	20,740	118
	SWS Group Inc.	10,221	118
	Duff & Phelps Corp. Class A	7,000	117
*	Bancorp Inc.	13,058	116
	Republic Bancorp Inc. Class A	6,160	116
	Maiden Holdings Ltd.	15,630	116
	Renasant Corp.	7,089	115
	NGP Capital Resources Co.	13,425	114
*	Maguire Properties Inc.	36,800	113
	Lakeland Bancorp Inc.	12,674	112
	Flushing Financial Corp.	8,852	112
	Associated Estates Realty Corp.	8,108	112
	Arrow Financial Corp.	4,142	111
	First BanCorp	46,200	111
*	GLG Partners Inc.	35,990	111
	Univest Corp. of Pennsylvania	5,905	110
	Lakeland Financial Corp.	5,698	109
	Invesco Mortgage Capital Inc.	4,600	106
	WSFS Financial Corp.	2,700	105
	ESSA Bancorp Inc.	8,266	104
*,^ Hanmi Financial Corp.		43,069	103
*	Penson Worldwide Inc.	10,262	103
	Danvers Bancorp Inc.	7,461	103
	German American Bancorp Inc.	6,797	103
	Urstadt Biddle Properties Inc. Class A	6,391	101
	SeaBright Insurance Holdings Inc.	9,100	100

	Gladstone Capital Corp.	8,419	99
	Sandy Spring Bancorp Inc.	6,532	98
	Presidential Life Corp.	9,800	98
	Tompkins Financial Corp.	2,629	96
*	PMA Capital Corp. Class A	15,612	96
	GAMCO Investors Inc.	2,093	95
	Ramco-Gershenson Properties Trust	8,310	94
	Resource Capital Corp.	13,800	93
	First Financial Northwest Inc.	13,637	93
	Education Realty Trust Inc.	16,221	93
	Glimcher Realty Trust	18,034	91
*	Taylor Capital Group Inc.	7,000	91
*	Primus Guaranty Ltd.	21,467	90
	Agree Realty Corp.	3,900	89
	Bancfirst Corp.	2,100	88
	EMC Insurance Group Inc.	3,895	88
*	RAIT Financial Trust	42,555	84
	First Mercury Financial Corp.	6,441	84
	Washington Trust Bancorp Inc.	4,493	84
	Life Partners Holdings Inc.	3,750	83
*	International Assets Holding Corp.	5,546	83
	State Auto Financial Corp.	4,617	83
*	Cardtronics Inc.	6,581	83
	MainSource Financial Group Inc.	12,281	83
	Great Southern Bancorp Inc.	3,677	83
	Clifton Savings Bancorp Inc.	8,892	82
	Capital Southwest Corp.	901	82
*	Broadpoint Gleacher Securities Inc.	20,361	81
	Cogdell Spencer Inc.	11,000	81
	Stewart Information Services Corp.	5,820	80
	Berkshire Hills Bancorp Inc.	4,378	80
*	FBR Capital Markets Corp.	17,632	80
	Peoples Bancorp Inc.	4,782	79
	Merchants Bancshares Inc.	3,611	78
	One Liberty Properties Inc.	4,703	78
*	Guaranty Bancorp	49,037	78
	Westwood Holdings Group Inc.	2,100	77
	Gladstone Commercial Corp.	5,300	77
*	Ambac Financial Group Inc.	134,271	75
	First Merchants Corp.	10,627	74
	Kite Realty Group Trust	15,523	73
*	Ladenburg Thalmann Financial Services Inc.	76,300	72
	Donegal Group Inc. Class A	4,931	72
	Gladstone Investment Corp.	11,924	71
	CoBiz Financial Inc.	11,273	70
	Roma Financial Corp.	5,600	70
	Mission West Properties Inc.	10,188	70
*,^ Green Bankshares Inc.		8,402	69
	Abington Bancorp Inc.	8,563	68
	Penns Woods Bancorp Inc.	2,008	67
	Peapack Gladstone Financial Corp.	4,266	67
	Kearny Financial Corp.	6,281	66
	PennantPark Investment Corp.	6,300	65
	Medallion Financial Corp.	8,180	65
	CapLease Inc.	11,600	64
*	Newcastle Investment Corp.	19,931	64
	Centerstate Banks Inc.	5,242	64
	Camden National Corp.	1,992	64

	Center Bancorp Inc.	7,678	64
	Heartland Financial USA Inc.	3,955	63
	Baldwin & Lyons Inc.	2,573	62
	TICC Capital Corp.	9,386	62
	Bryn Mawr Bank Corp.	3,402	62
	Northrim BanCorp Inc.	3,584	61
	First Financial Holdings Inc.	4,035	61
	Sanders Morris Harris Group Inc.	9,701	60
	National Bankshares Inc.	2,192	60
	CFS Bancorp Inc.	13,200	58
	Sterling Bancorp	5,785	58
	Union First Market Bankshares Corp.	3,850	58
	Oppenheimer Holdings Inc. Class A	2,277	58
*	Sun Bancorp Inc.	14,652	58
	First Busey Corp.	13,011	58
	Wainwright Bank & Trust Co.	5,682	55
	Capital City Bank Group Inc.	3,850	55
*	Thomas Weisel Partners Group Inc.	13,900	54
	First South Bancorp Inc.	4,352	54
*	Heritage Financial Corp.	3,576	54
	Consolidated-Tomoka Land Co.	1,700	54
	Financial Institutions Inc.	3,651	53
	Ames National Corp.	2,615	52
	Eastern Insurance Holdings Inc.	5,100	52
*	Virtus Investment Partners Inc.	2,481	52
	NYMAGIC Inc.	2,400	51
	Arlington Asset Investment Corp. Class A	2,834	51
	UMH Properties Inc.	6,159	50
	LSB Corp.	4,028	50
*,^ Pacific Capital Bancorp NA		27,202	49
*	Waterstone Financial Inc.	13,579	49
*	Gramercy Capital Corp.	17,524	49
*	United Community Financial Corp.	32,272	49
	United Financial Bancorp Inc.	3,474	49
	Student Loan Corp.	1,350	48
*	Asset Acceptance Capital Corp.	7,559	48
	Cypress Sharpridge Investments Inc.	3,541	47
	Pulaski Financial Corp.	7,046	47
	American National Bankshares Inc.	2,283	46
	Southwest Bancorp Inc.	5,544	46
	US Global Investors Inc. Class A	4,600	46
*	NewStar Financial Inc.	6,812	43
*	Avatar Holdings Inc.	1,994	43
	State Bancorp Inc.	5,343	42
^	Old Second Bancorp Inc.	6,115	40
	K-Fed Bancorp	4,436	40
*	Center Financial Corp.	8,115	39
	OceanFirst Financial Corp.	3,436	39
*	Republic First Bancorp Inc.	10,019	39
*	American Safety Insurance Holdings Ltd.	2,300	38
	First Community Bancshares Inc.	3,079	38
	Kansas City Life Insurance Co.	1,200	38
	Asta Funding Inc.	5,300	37
	South Financial Group Inc.	53,734	37
*	Crawford & Co. Class B	9,050	37
	HF Financial Corp.	3,644	37
	Citizens & Northern Corp.	2,898	36
*	Stratus Properties Inc.	3,604	36

	Federal Agricultural Mortgage Corp. Class A	3,500	35
*	Eagle Bancorp Inc.	2,936	35
	BancTrust Financial Group Inc.	7,033	34
	Eastern Virginia Bankshares Inc.	4,460	34
	Winthrop Realty Trust	2,759	33
*	Consumer Portfolio Services Inc.	14,200	32
	CompuCredit Holdings Corp.	6,159	32
*	AmeriServ Financial Inc.	18,587	32
	PMC Commercial Trust	4,300	31
	West Bancorporation Inc.	4,621	30
*	Pacific Mercantile Bancorp	10,891	30
*	United Security Bancshares	6,044	30
*	NewBridge Bancorp	8,369	30
*	BankAtlantic Bancorp Inc. Class A	16,689	30
*	Cowen Group Inc. Class A	5,200	29
*	Heritage Commerce Corp.	7,000	29
	Shore Bancshares Inc.	2,050	29
*	Harris & Harris Group Inc.	6,200	29
*,^ Central Pacific Financial Corp.		16,703	28
	Investors Title Co.	812	28
	Century Bancorp Inc. Class A	1,440	28
	American Physicians Service Group Inc.	1,090	27
*	Tree.com Inc.	2,950	27
*	First Acceptance Corp.	13,145	27
	Pacific Continental Corp.	2,550	27
*	Unity Bancorp Inc.	5,069	27
	West Coast Bancorp	10,143	26
	Monmouth Real Estate Investment Corp. Class A	3,100	26
	Princeton National Bancorp Inc.	2,999	26
*	Meridian Interstate Bancorp Inc.	2,492	26
	Resource America Inc. Class A	5,286	25
	Washington Banking Co.	2,000	25
	Independence Holding Co.	2,602	25
	First Bancorp Inc.	1,500	24
	Jefferson Bancshares Inc.	5,200	24
*	Arbor Realty Trust Inc.	7,200	23
	First Place Financial Corp.	5,836	23
	Rewards Network Inc.	1,733	23
	First Security Group Inc.	10,668	23
	Ameris Bancorp	2,475	22
*	Marlin Business Services Corp.	2,196	22
	HopFed Bancorp Inc.	1,815	22
	TF Financial Corp.	1,161	22
	Main Street Capital Corp.	1,400	22
*	Premierwest Bancorp	47,106	21
*	Intervest Bancshares Corp. Class A	5,348	21
*	Encore Bancshares Inc.	2,207	21
	Capital Bank Corp.	4,502	20
*	Sterling Financial Corp.	34,860	20
*	Bank of Granite Corp.	16,417	20
	Bank of Marin Bancorp	600	20
	MutualFirst Financial Inc.	2,926	19
	United Security Bancshares	1,292	19
	First of Long Island Corp.	800	19
	Camco Financial Corp.	6,536	19
	Enterprise Financial Services Corp.	1,685	19
	Hawthorn Bancshares Inc.	1,519	18
*	Macatawa Bank Corp.	10,455	18

*,^ W Holding Co. Inc.		1,821	18
	Banner Corp.	4,700	18
	Colony Bankcorp Inc.	3,062	18
	Thomas Properties Group Inc.	5,320	18
	Wayne Savings Bancshares Inc.	2,079	18
	Provident Financial Holdings Inc.	4,832	17
	Bridge Bancorp Inc.	700	16
	Kohlberg Capital Corp.	2,881	16
*	Cohen & Co. Inc.	2,883	16
	First Defiance Financial Corp.	1,600	16
	JMP Group Inc.	1,900	16
	MBT Financial Corp.	11,530	16
	Sierra Bancorp	1,200	15
	Comm Bancorp Inc.	843	15
	Codorus Valley Bancorp Inc.	2,097	15
	Landmark Bancorp Inc.	825	15
*	BCSB Bancorp Inc.	1,582	15
*	HMN Financial Inc.	2,621	14
	Cadence Financial Corp.	7,800	14
	Citizens South Banking Corp.	2,237	14
	Meta Financial Group Inc.	554	14
*	Metro Bancorp Inc.	1,000	14
	Care Investment Trust Inc.	1,500	13
*	Superior Bancorp	4,089	13
	ESB Financial Corp.	1,000	13
*	First Keystone Financial Inc.	958	13
	First M&F Corp.	3,952	13
	Dynex Capital Inc.	1,400	13
	Atlantic Coast Federal Corp.	4,745	12
	Farmers Capital Bank Corp.	1,430	12
	First Federal Bancshares of Arkansas Inc.	2,933	11
*	American Independence Corp.	1,770	11
*,^ Amcore Financial Inc.		23,844	11
*,^ City Bank		9,265	10
	QC Holdings Inc.	2,008	10
*	Deerfield Capital Corp.	1,764	10
	Federal Agricultural Mortgage Corp.	900	10
	Smithtown Bancorp Inc.	2,454	10
*	Royal Bancshares of Pennsylvania Inc.	4,060	10
	Mercantile Bank Corp.	2,546	10
*	Capitol Bancorp Ltd.	3,990	10
	Independent Bank Corp.	13,405	9
	National Interstate Corp.	445	9
	Yadkin Valley Financial Corp.	2,100	9
	Alliance Financial Corp.	300	9
*	North Valley Bancorp	4,618	8
	Tower Bancorp Inc.	300	8
*	Capital Trust Inc. Class A	5,099	8
	Epoch Holding Corp.	700	8
	BRT Realty Trust	1,187	8
*	Seacoast Banking Corp. of Florida	4,564	8
	CNB Financial Corp.	500	8
*	Frontier Financial Corp.	3,970	8
	Rockville Financial Inc.	600	7
*,^ Anchor Bancorp Wisconsin Inc.		6,479	7
	Diamond Hill Investment Group Inc.	100	7
*	Cascade Bancorp	10,816	6
*,^ First State Bancorporation		10,265	6

	FNB United Corp.	4,656	6
^	Hampton Roads Bankshares Inc.	3,592	6
*	TIB Financial Corp.	7,640	5
	Ameriana Bancorp	1,926	5
*,^ PAB Bankshares Inc.		2,196	5
^	Integra Bank Corp.	7,550	5
	NASB Financial Inc.	200	5
*	ZipRealty Inc.	900	4
*	Preferred Bank	2,123	3
*	TierOne Corp.	8,416	3
*	Affirmative Insurance Holdings Inc.	500	2
*	Vestin Realty Mortgage II Inc.	1,269	2
*	Midwest Banc Holdings Inc.	8,097	2
*	Valley National Bancorp Warrants Exp. 06/30/15	570	2
*	Fidelity Southern Corp.	306	2
*	Grubb & Ellis Co.	600	1
	First United Corp.	200	1
*	Southern Community Financial Corp.	400	1
*	Community Capital Corp.	299	1
	Cascade Financial Corp.	375	1
	Teton Advisors Inc. Class B	31	—
			941,515
Health Care (7.5%)
	Johnson & Johnson	1,224,045	79,808
	Pfizer Inc.	3,580,011	61,397
	Merck & Co. Inc.	1,355,052	50,611
	Abbott Laboratories	686,179	36,148
*	Amgen Inc.	448,956	26,830
	Medtronic Inc.	491,016	22,110
	Bristol-Myers Squibb Co.	759,313	20,274
*	Gilead Sciences Inc.	399,203	18,156
	UnitedHealth Group Inc.	515,475	16,841
	Eli Lilly & Co.	458,708	16,614
	Baxter International Inc.	267,426	15,564
*	Medco Health Solutions Inc.	211,463	13,652
*	WellPoint Inc.	203,277	13,087
*	Celgene Corp.	203,854	12,631
*	Express Scripts Inc.	116,001	11,804
	Covidien PLC	221,446	11,134
*	Thermo Fisher Scientific Inc.	181,523	9,338
	Allergan Inc.	135,101	8,825
	Becton Dickinson and Co.	105,400	8,298
	McKesson Corp.	119,191	7,833
	Stryker Corp.	132,615	7,588
*	Biogen Idec Inc.	128,548	7,374
	Aetna Inc.	192,775	6,768
*	Genzyme Corp.	118,024	6,117
*	St. Jude Medical Inc.	148,662	6,103
*	Intuitive Surgical Inc.	16,943	5,898
	Cardinal Health Inc.	160,887	5,797
*	Zimmer Holdings Inc.	94,673	5,605
*	Boston Scientific Corp.	671,818	4,851
	CIGNA Corp.	121,615	4,449
*	Forest Laboratories Inc.	134,135	4,206
*	Life Technologies Corp.	79,374	4,149
*	Hospira Inc.	71,933	4,075
	Quest Diagnostics Inc.	69,900	4,074

CR Bard Inc.	42,747	3,703
AmerisourceBergen Corp. Class A	127,792	3,696
* Laboratory Corp. of America Holdings	47,077	3,564
* Humana Inc.	75,443	3,528
* Vertex Pharmaceuticals Inc.	85,550	3,496
* Mylan Inc.	135,527	3,078
* Varian Medical Systems Inc.	55,290	3,059
* DaVita Inc.	45,336	2,874
* Waters Corp.	42,109	2,844
* Cerner Corp.	30,924	2,630
* Millipore Corp.	24,586	2,596
* Edwards Lifesciences Corp.	25,093	2,481
* Human Genome Sciences Inc.	80,015	2,416
* Henry Schein Inc.	40,352	2,377
* Cephalon Inc.	33,127	2,245
* CareFusion Corp.	84,193	2,225
DENTSPLY International Inc.	63,157	2,201
* Illumina Inc.	55,828	2,172
* Alexion Pharmaceuticals Inc.	39,342	2,139
* Hologic Inc.	114,765	2,128
* ResMed Inc.	33,254	2,117
* Dendreon Corp.	58,033	2,116
Perrigo Co.	34,455	2,023
Beckman Coulter Inc.	30,776	1,933
* Watson Pharmaceuticals Inc.	44,675	1,866
* Covance Inc.	28,339	1,740
* Mettler-Toledo International Inc.	14,937	1,631
* Coventry Health Care Inc.	65,774	1,626
* OSI Pharmaceuticals Inc.	26,074	1,553
* Community Health Systems Inc.	41,171	1,520
Omnicare Inc.	52,844	1,495
* IDEXX Laboratories Inc.	25,970	1,495
* Valeant Pharmaceuticals International	34,248	1,470
* Amylin Pharmaceuticals Inc.	63,390	1,426
Universal Health Services Inc. Class B	40,594	1,424
* Kinetic Concepts Inc.	28,622	1,368
* Lincare Holdings Inc.	30,476	1,368
* Inverness Medical Innovations Inc.	34,477	1,343
* King Pharmaceuticals Inc.	111,639	1,313
* Warner Chilcott PLC Class A	51,101	1,306
Patterson Cos. Inc.	41,156	1,278
PerkinElmer Inc.	52,440	1,253
* Endo Pharmaceuticals Holdings Inc.	52,689	1,248
* Tenet Healthcare Corp.	216,089	1,236
* Mednax Inc.	21,014	1,223
* United Therapeutics Corp.	21,380	1,183
* Health Net Inc.	46,724	1,162
* Charles River Laboratories International Inc.	29,175	1,147
Pharmaceutical Product Development Inc.	47,778	1,135
Teleflex Inc.	17,614	1,129
* Gen-Probe Inc.	21,820	1,091
* VCA Antech Inc.	38,100	1,068
* BioMarin Pharmaceutical Inc.	45,005	1,052
* Myriad Genetics Inc.	42,974	1,034
Techne Corp.	15,674	998
* Health Management Associates Inc. Class A	111,004	955
* Salix Pharmaceuticals Ltd.	24,446	911
STERIS Corp.	26,237	883

* Bio-Rad Laboratories Inc. Class A	8,505	880
Owens & Minor Inc.	18,670	866
* Thoratec Corp.	25,862	865
* LifePoint Hospitals Inc.	23,071	849
* Onyx Pharmaceuticals Inc.	27,458	831
* InterMune Inc.	18,200	811
Cooper Cos. Inc.	20,298	789
* NuVasive Inc.	17,050	771
* Regeneron Pharmaceuticals Inc.	28,484	755
* AMERIGROUP Corp.	22,626	752
* Healthsouth Corp.	39,748	743
* Emergency Medical Services Corp. Class A	12,711	719
Hill-Rom Holdings Inc.	26,413	719
* Immucor Inc.	31,680	709
* Psychiatric Solutions Inc.	23,766	708
* Sirona Dental Systems Inc.	18,576	706
* Amedisys Inc.	12,734	703
* Catalyst Health Solutions Inc.	16,750	693
* Magellan Health Services Inc.	15,515	675
* Brookdale Senior Living Inc.	32,286	673
* Varian Inc.	12,930	670
Medicis Pharmaceutical Corp. Class A	26,292	662
* Haemonetics Corp.	11,462	655
* Auxilium Pharmaceuticals Inc.	21,000	654
* Incyte Corp. Ltd.	46,382	647
* PSS World Medical Inc.	27,350	643
* Nektar Therapeutics	41,676	634
* HMS Holdings Corp.	12,133	619
* American Medical Systems Holdings Inc.	33,192	617
West Pharmaceutical Services Inc.	14,675	616
* Parexel International Corp.	25,700	599
* Dionex Corp.	7,900	591
* Allscripts-Misys Healthcare Solutions Inc.	30,100	589
Masimo Corp.	21,992	584
* Cubist Pharmaceuticals Inc.	25,706	579
* Acorda Therapeutics Inc.	16,940	579
* WellCare Health Plans Inc.	18,959	565
* Align Technology Inc.	28,261	547
* Alkermes Inc.	42,014	545
Chemed Corp.	10,000	544
Quality Systems Inc.	8,500	522
* Centene Corp.	21,600	519
* Eclipsys Corp.	25,200	501
* ev3 Inc.	31,237	495
* Cepheid Inc.	26,922	471
* Viropharma Inc.	34,431	469
* Volcano Corp.	19,409	469
* Seattle Genetics Inc.	38,886	464
* Isis Pharmaceuticals Inc.	41,525	453
* Bruker Corp.	29,664	435
* Savient Pharmaceuticals Inc.	29,961	433
* Integra LifeSciences Holdings Corp.	9,501	416
Invacare Corp.	15,207	404
* Par Pharmaceutical Cos. Inc.	15,627	388
* Healthspring Inc.	22,000	387
* Gentiva Health Services Inc.	13,331	377
Meridian Bioscience Inc.	18,208	371
* Conmed Corp.	15,440	368

* inVentiv Health Inc.	16,315	366
* Wright Medical Group Inc.	20,400	363
* Martek Biosciences Corp.	15,984	360
* athenahealth Inc.	9,700	355
* Amsurg Corp. Class A	16,300	352
PDL BioPharma Inc.	56,495	351
* Impax Laboratories Inc.	19,533	349
* Theravance Inc.	25,539	340
* Halozyme Therapeutics Inc.	42,400	339
* AMAG Pharmaceuticals Inc.	9,333	326
Landauer Inc.	4,900	320
* Luminex Corp.	18,616	313
* Hanger Orthopedic Group Inc.	17,135	312
* Conceptus Inc.	15,600	311
* Facet Biotech Corp.	11,439	309
* PharMerica Corp.	16,254	296
* Cyberonics Inc.	15,400	295
* Healthways Inc.	18,313	294
* Exelixis Inc.	48,305	293
* Bio-Reference Labs Inc.	6,644	292
* Abaxis Inc.	10,700	291
* Momenta Pharmaceuticals Inc.	19,200	287
* Celera Corp.	39,557	281
* Alnylam Pharmaceuticals Inc.	16,500	281
* Pharmasset Inc.	10,300	276
* Universal American Corp.	17,857	275
* Kindred Healthcare Inc.	15,232	275
* Phase Forward Inc.	20,914	273
* Affymetrix Inc.	36,894	271
* Vivus Inc.	30,814	269
* Greatbatch Inc.	12,541	266
* Natus Medical Inc.	16,600	264
* Enzon Pharmaceuticals Inc.	25,691	262
Analogic Corp.	5,900	252
* MedAssets Inc.	11,500	241
* RehabCare Group Inc.	8,832	241
* Omnicell Inc.	17,100	240
* Odyssey HealthCare Inc.	13,000	235
* Emeritus Corp.	11,336	231
* Geron Corp.	40,580	230
* Abraxis Bioscience Inc.	4,441	230
* MannKind Corp.	33,595	220
Computer Programs & Systems Inc.	5,600	219
* Quidel Corp.	15,000	218
* Genoptix Inc.	6,000	213
* Zoll Medical Corp.	8,000	211
* Allos Therapeutics Inc.	28,177	209
* ICU Medical Inc.	6,000	207
* Assisted Living Concepts Inc. Class A	6,244	205
* Medicines Co.	26,016	204
* ABIOMED Inc.	19,700	204
* Questcor Pharmaceuticals Inc.	24,622	203
* NxStage Medical Inc.	17,600	202
* LHC Group Inc.	5,900	198
* Immunogen Inc.	24,400	197
* Orthofix International NV	5,401	196
* Merit Medical Systems Inc.	12,839	196
* Corvel Corp.	5,256	188

* Inspire Pharmaceuticals Inc.	29,885	186
* Orthovita Inc.	43,416	185
* OraSure Technologies Inc.	30,890	183
* Nabi Biopharmaceuticals	33,271	182
* Neogen Corp.	7,203	181
* Cross Country Healthcare Inc.	17,700	179
* Sequenom Inc.	28,330	179
* AMN Healthcare Services Inc.	20,205	178
* Sun Healthcare Group Inc.	17,929	171
* Air Methods Corp.	5,000	170
* Metabolix Inc.	13,884	169
* MWI Veterinary Supply Inc.	4,100	166
* IPC The Hospitalist Co. Inc.	4,650	163
* BioScrip Inc.	20,408	163
* Spectranetics Corp.	22,996	159
* Accuray Inc.	25,957	158
* Somanetics Corp.	8,183	157
* Pain Therapeutics Inc.	24,800	155
* Insulet Corp.	10,300	155
* Micromet Inc.	19,030	154
* DexCom Inc.	15,800	154
* Immunomedics Inc.	45,675	152
* Symmetry Medical Inc.	15,100	152
* Clinical Data Inc.	7,800	151
* Res-Care Inc.	12,200	146
* NPS Pharmaceuticals Inc.	28,946	146
* SonoSite Inc.	4,508	145
* American Dental Partners Inc.	10,709	140
* Medivation Inc.	13,215	139
* Affymax Inc.	5,854	137
* eResearchTechnology Inc.	19,350	134
* Pharmacyclics Inc.	21,228	132
* US Physical Therapy Inc.	7,600	132
* Endologix Inc.	32,493	131
* Rigel Pharmaceuticals Inc.	16,289	130
* Sangamo Biosciences Inc.	23,683	128
* Maxygen Inc.	19,491	128
* Medical Action Industries Inc.	10,350	127
* SurModics Inc.	5,945	124
* HealthTronics Inc.	34,556	124
* Targacept Inc.	6,282	124
* Arqule Inc.	21,301	123
* Optimer Pharmaceuticals Inc.	9,900	122
* AMICAS Inc.	20,076	121
* Pozen Inc.	12,462	119
* Cypress Bioscience Inc.	24,077	118
* Triple-S Management Corp. Class B	6,635	118
* Molina Healthcare Inc.	4,618	116
* Ligand Pharmaceuticals Inc. Class B	64,280	112
* Angiodynamics Inc.	7,093	111
* XenoPort Inc.	11,900	110
* IRIS International Inc.	10,700	109
* Sunrise Senior Living Inc.	21,300	109
* SuperGen Inc.	33,900	108
* Zymogenetics Inc.	18,875	108
* Rural/Metro Corp.	14,870	108
America Service Group Inc.	6,643	107
* Arena Pharmaceuticals Inc.	34,008	105

*	Accelrys Inc.	17,107	105
*	Palomar Medical Technologies Inc.	9,700	105
*,^ Novavax Inc.		45,222	104
*	TomoTherapy Inc.	30,606	104
*	Kensey Nash Corp.	4,291	101
*	Lexicon Pharmaceuticals Inc.	67,009	99
*	Albany Molecular Research Inc.	11,811	99
*,^ Cell Therapeutics Inc.		179,910	97
*	BioMimetic Therapeutics Inc.	7,381	97
*	Durect Corp.	31,841	96
*	RTI Biologics Inc.	21,863	95
*	Progenics Pharmaceuticals Inc.	17,436	93
*	Ariad Pharmaceuticals Inc.	27,212	93
*	Vital Images Inc.	5,700	92
*	Rochester Medical Corp.	7,086	91
*	CryoLife Inc.	14,000	91
	Cantel Medical Corp.	4,500	89
*	Sciclone Pharmaceuticals Inc.	25,157	89
*	Continucare Corp.	23,735	88
*	Dyax Corp.	25,397	87
*	Akorn Inc.	56,444	86
	National Healthcare Corp.	2,400	85
*	Protalix BioTherapeutics Inc.	12,700	83
*	Almost Family Inc.	2,200	83
*	Capital Senior Living Corp.	15,700	83
*	Array Biopharma Inc.	29,985	82
*	Emergent Biosolutions Inc.	4,800	81
*	Hi-Tech Pharmacal Co. Inc.	3,513	78
*,^ BioCryst Pharmaceuticals Inc.		11,700	77
*	Genomic Health Inc.	4,300	76
*	Peregrine Pharmaceuticals Inc.	23,676	73
*	Stereotaxis Inc.	14,107	71
*	Ardea Biosciences Inc.	3,870	71
*	Alphatec Holdings Inc.	11,000	70
*	Kendle International Inc.	4,000	70
*	Caliper Life Sciences Inc.	17,380	69
*	LCA-Vision Inc.	8,112	67
*	Micrus Endovascular Corp.	3,400	67
*	Cadence Pharmaceuticals Inc.	7,068	65
*	Vanda Pharmaceuticals Inc.	5,400	62
*	Medcath Corp.	5,899	62
*	Depomed Inc.	17,306	61
*	Alliance HealthCare Services Inc.	10,800	61
*	Santarus Inc.	11,122	60
	Young Innovations Inc.	2,100	59
*	Medidata Solutions Inc.	3,800	58
*	Neurocrine Biosciences Inc.	22,534	57
*	CytRx Corp.	51,700	57
	Atrion Corp.	400	57
*	Anika Therapeutics Inc.	8,000	57
*	Enzo Biochem Inc.	9,435	57
*	Anadys Pharmaceuticals Inc.	21,879	56
*	Hooper Holmes Inc.	63,605	55
*	StemCells Inc.	46,900	54
*	Adolor Corp.	29,428	53
*	Five Star Quality Care Inc.	17,293	53
*	Cerus Corp.	18,474	52
*	Curis Inc.	16,670	51

*	Myriad Pharmaceuticals Inc.	11,168	50
*	SIGA Technologies Inc.	7,433	49
*	Spectrum Pharmaceuticals Inc.	10,500	48
*	Idenix Pharmaceuticals Inc.	17,134	48
*	Providence Service Corp.	3,100	47
*	Synovis Life Technologies Inc.	2,995	47
*	Celldex Therapeutics Inc.	7,537	46
*	ATS Medical Inc.	17,226	45
*	Cambrex Corp.	10,772	44
*	MAKO Surgical Corp.	3,200	43
*	Merge Healthcare Inc.	20,581	43
*	Delcath Systems Inc.	5,098	41
*	Orexigen Therapeutics Inc.	7,000	41
*	Vical Inc.	12,115	41
	Ensign Group Inc.	2,292	40
*	Clarient Inc.	14,890	39
*	Osiris Therapeutics Inc.	5,258	39
*	National Dentex Corp.	3,896	38
*	PDI Inc.	5,100	38
*	Corcept Therapeutics Inc.	13,426	38
	Psychemedics Corp.	4,980	38
*	XOMA Ltd.	65,000	37
*,^ GenVec Inc.		47,497	37
*	Skilled Healthcare Group Inc.	6,000	37
*	Exactech Inc.	1,758	37
*	Obagi Medical Products Inc.	3,000	37
*	Allied Healthcare International Inc.	13,317	36
*	Entremed Inc.	53,110	36
*	Penwest Pharmaceuticals Co.	10,450	36
*	NovaMed Inc.	10,600	36
*,^ Generex Biotechnology Corp.		66,500	36
*	Insmed Inc.	30,050	35
*	BMP Sunstone Corp.	6,943	35
*	Hansen Medical Inc.	15,321	35
*	AVI BioPharma Inc.	29,300	35
*	MAP Pharmaceuticals Inc.	2,100	33
*	Telik Inc.	39,883	33
*	Caraco Pharmaceutical Laboratories Ltd.	5,444	33
*	Columbia Laboratories Inc.	30,465	33
*	Icad Inc.	21,400	33
*	Cytori Therapeutics Inc.	7,100	32
*	CardioNet Inc.	4,200	32
*	Matrixx Initiatives Inc.	6,300	32
*	Exact Sciences Corp.	7,166	32
*	Biolase Technology Inc.	15,314	30
*	GTx Inc.	8,800	29
*	Discovery Laboratories Inc.	56,046	29
*	Cutera Inc.	2,800	29
*	BioSphere Medical Inc.	10,860	29
*	Harvard Bioscience Inc.	7,434	29
*	KV Pharmaceutical Co. Class A	16,333	29
*	Chindex International Inc.	2,400	28
*	Osteotech Inc.	7,187	28
*	Javelin Pharmaceuticals Inc.	21,776	28
*	AVANIR Pharmaceuticals Inc.	12,100	28
*	Idera Pharmaceuticals Inc.	4,300	27
*	Hemispherx Biopharma Inc.	35,200	26
*	Cardiac Science Corp.	13,656	26

* Nighthawk Radiology Holdings Inc.	7,985	25
* Cytokinetics Inc.	7,525	24
* Electro-Optical Sciences Inc.	3,204	24
* ThermoGenesis Corp.	33,937	24
* Acadia Pharmaceuticals Inc.	15,540	23
* ISTA Pharmaceuticals Inc.	5,337	22
* Theragenics Corp.	11,916	20
* Transcend Services Inc.	1,200	20
* Strategic Diagnostics Inc.	9,612	18
* Orthologic Corp.	20,010	18
* RadNet Inc.	5,579	18
* Aastrom Biosciences Inc.	10,475	17
* Opko Health Inc.	8,400	17
* NMT Medical Inc.	3,531	16
* CPEX Pharmaceuticals Inc.	940	15
* Cynosure Inc. Class A	1,300	15
* Orchid Cellmark Inc.	7,589	14
* AspenBio Pharma Inc.	6,000	14
* RXi Pharmaceuticals Corp.	2,936	13
* OncoGenex Pharmaceutical Inc.	636	13
* Cel-Sci Corp.	19,362	12
* OTIX Global Inc.	2,786	12
* Synta Pharmaceuticals Corp.	2,800	12
* Repligen Corp.	2,900	12
* Animal Health International Inc.	5,800	11
* MiddleBrook Pharmaceuticals Inc.	36,023	11
* Biosante Pharmaceuticals Inc.	5,715	10
* Alexza Pharmaceuticals Inc.	3,696	10
* Infinity Pharmaceuticals Inc.	1,525	9
* Staar Surgical Co.	2,300	9
* Biodel Inc.	2,000	9
* OXiGENE Inc.	6,748	8
* ADVENTRX Pharmaceuticals Inc.	35,400	8
* Antigenics Inc.	8,912	6
* Arrowhead Research Corp.	5,498	6
* Inovio Biomedical Corp.	4,600	6
* Dynavax Technologies Corp.	4,363	6
* Poniard Pharmaceuticals Inc.	4,773	5
* IVAX Diagnostics Inc.	8,700	5
* SCOLR Pharma Inc.	6,600	5
* MediciNova Inc.	672	5
* Biospecifics Technologies Corp.	166	5
* Mediware Information Systems	500	4
* Dusa Pharmaceuticals Inc.	2,300	4
* Health Grades Inc.	400	3
* Digirad Corp.	1,200	2
* Inhibitex Inc.	1,400	2
* Combinatorx Inc.	1,300	2
* Chelsea Therapeutics International Inc.	400	1
* EpiCept Corp.	637	1
* Dialysis Corp. Of America	200	1
* Vascular Solutions Inc.	100	1
* Bovie Medical Corp.	100	1
* Repros Therapeutics Inc.	700	—
* Palatin Technologies Inc.	1,600	—
		711,672

Industrials (6.8%)
	General Electric Co.	4,723,720	85,972
	United Technologies Corp.	395,055	29,080
	3M Co.	298,369	24,935
	Boeing Co.	306,225	22,235
	United Parcel Service Inc. Class B	313,256	20,177
	Caterpillar Inc.	276,225	17,361
	Emerson Electric Co.	333,655	16,796
	Union Pacific Corp.	223,832	16,407
	Honeywell International Inc.	321,567	14,557
	FedEx Corp.	131,630	12,294
	Lockheed Martin Corp.	142,597	11,867
	General Dynamics Corp.	145,791	11,255
	Deere & Co.	187,628	11,156
	Danaher Corp.	121,379	9,699
	Raytheon Co.	169,322	9,672
	Norfolk Southern Corp.	163,624	9,145
	Illinois Tool Works Inc.	189,362	8,968
	CSX Corp.	174,561	8,885
	Northrop Grumman Corp.	132,513	8,689
	Tyco International Ltd.	211,053	8,073
	Precision Castparts Corp.	62,577	7,929
	Waste Management Inc.	206,816	7,121
	PACCAR Inc.	153,555	6,655
	Eaton Corp.	69,999	5,304
	Cummins Inc.	85,220	5,279
*	Delta Air Lines Inc.	346,668	5,058
	Ingersoll-Rand PLC	142,345	4,964
	Republic Services Inc. Class A	169,004	4,905
	L-3 Communications Holdings Inc.	51,621	4,730
	Parker Hannifin Corp.	71,384	4,621
	Rockwell Collins Inc.	69,909	4,376
	Southwest Airlines Co.	329,954	4,362
	CH Robinson Worldwide Inc.	74,567	4,165
	ITT Corp.	77,182	4,138
	Goodrich Corp.	55,225	3,894
	Dover Corp.	82,722	3,867
	Fluor Corp.	79,590	3,702
	Rockwell Automation Inc.	63,223	3,563
	Cooper Industries PLC	74,158	3,555
	Expeditors International of Washington Inc.	94,262	3,480
	WW Grainger Inc.	28,143	3,043
*,^ First Solar Inc.		24,489	3,004
	Fastenal Co.	59,346	2,848
*	McDermott International Inc.	102,080	2,748
	Flowserve Corp.	24,720	2,726
	Textron Inc.	121,288	2,575
	Joy Global Inc.	45,475	2,574
	Masco Corp.	160,983	2,498
*	Jacobs Engineering Group Inc.	55,100	2,490
	Roper Industries Inc.	40,747	2,357
	Pitney Bowes Inc.	91,841	2,246
	Iron Mountain Inc.	81,159	2,224
	Bucyrus International Inc. Class A	33,350	2,201
	Pall Corp.	52,000	2,106
	Equifax Inc.	56,187	2,012
	AMETEK Inc.	48,089	1,994
	Manpower Inc.	34,776	1,986

RR Donnelley & Sons Co.	91,806	1,960
* Stericycle Inc.	35,562	1,938
Robert Half International Inc.	63,535	1,933
* URS Corp.	37,231	1,847
* Quanta Services Inc.	93,602	1,793
Cintas Corp.	61,512	1,728
Dun & Bradstreet Corp.	23,026	1,714
Avery Dennison Corp.	45,399	1,653
* Oshkosh Corp.	39,108	1,578
KBR Inc.	71,100	1,576
* Kansas City Southern	42,550	1,539
* Foster Wheeler AG	56,502	1,533
* AGCO Corp.	41,603	1,492
Donaldson Co. Inc.	32,757	1,478
Pentair Inc.	41,360	1,473
* UAL Corp.	75,222	1,471
SPX Corp.	22,043	1,462
JB Hunt Transport Services Inc.	39,390	1,413
* Continental Airlines Inc. Class B	62,089	1,364
* AMR Corp.	147,976	1,348
* BE Aerospace Inc.	43,157	1,314
* Owens Corning	51,497	1,310
* Shaw Group Inc.	37,606	1,294
* Navistar International Corp.	28,479	1,274
* Verisk Analytics Inc. Class A	45,000	1,269
IDEX Corp.	36,253	1,200
* Waste Connections Inc.	34,950	1,187
Hubbell Inc. Class B	23,449	1,183
* Alliant Techsystems Inc.	14,520	1,180
Harsco Corp.	36,146	1,155
* Copart Inc.	32,024	1,140
* Aecom Technology Corp.	40,064	1,137
Snap-On Inc.	25,935	1,124
Timken Co.	36,995	1,110
* Terex Corp.	48,700	1,106
TransDigm Group Inc.	20,800	1,103
* Spirit Aerosystems Holdings Inc. Class A	46,510	1,087
Carlisle Cos. Inc.	27,512	1,048
Kennametal Inc.	36,882	1,037
Lincoln Electric Holdings Inc.	19,025	1,034
* Corrections Corp. of America	51,822	1,029
Gardner Denver Inc.	23,292	1,026
MSC Industrial Direct Co. Class A	19,754	1,002
* IHS Inc. Class A	18,397	984
Landstar System Inc.	23,070	969
Regal-Beloit Corp.	16,300	968
Ryder System Inc.	24,950	967
Lennox International Inc.	21,205	940
* Thomas & Betts Corp.	23,732	931
* Covanta Holding Corp.	55,753	929
Towers Watson & Co. Class A	19,190	912
* FTI Consulting Inc.	23,080	908
Nordson Corp.	13,359	907
* Kirby Corp.	23,000	877
Woodward Governor Co.	27,400	876
Graco Inc.	26,891	861
* WABCO Holdings Inc.	28,570	855
Wabtec Corp.	20,014	843

*	Hertz Global Holdings Inc.	83,200	831
	Acuity Brands Inc.	19,612	828
	CLARCOR Inc.	22,870	789
	Con-way Inc.	22,126	777
	Manitowoc Co. Inc.	57,948	753
	Toro Co.	15,200	747
	Crane Co.	20,997	745
*	GrafTech International Ltd.	54,098	740
	Baldor Electric Co.	19,619	734
*	EMCOR Group Inc.	29,600	729
	Curtiss-Wright Corp.	20,868	726
	Watsco Inc.	12,600	717
	Trinity Industries Inc.	35,388	706
	Valmont Industries Inc.	8,257	684
	Brady Corp. Class A	21,562	671
*	Esterline Technologies Corp.	13,300	657
	UTi Worldwide Inc.	42,328	648
*	Alaska Air Group Inc.	15,578	642
*	Moog Inc. Class A	18,100	641
*	Teledyne Technologies Inc.	15,321	632
*	General Cable Corp.	23,352	631
*	Hexcel Corp.	43,400	627
*	United Stationers Inc.	10,619	625
*	Tetra Tech Inc.	27,038	623
*	WESCO International Inc.	17,725	615
	Alexander & Baldwin Inc.	18,429	609
*	Genesee & Wyoming Inc. Class A	17,619	601
	GATX Corp.	20,636	591
	Knight Transportation Inc.	27,965	590
*	Clean Harbors Inc.	10,565	587
	Actuant Corp. Class A	29,460	576
*	JetBlue Airways Corp.	103,011	575
	Belden Inc.	20,925	575
	Brink's Co.	20,156	569
	Kaydon Corp.	14,888	560
*	American Superconductor Corp.	19,308	558
	AO Smith Corp.	10,545	554
*	USG Corp.	31,200	535
*	Avis Budget Group Inc.	45,793	527
*	US Airways Group Inc.	71,022	522
	Triumph Group Inc.	7,306	512
*	Atlas Air Worldwide Holdings Inc.	9,600	509
	Simpson Manufacturing Co. Inc.	18,300	508
*	EnerSys	20,280	500
*	Orbital Sciences Corp.	26,000	494
*	HUB Group Inc. Class A	17,307	484
	Werner Enterprises Inc.	20,677	479
	HNI Corp.	17,635	470
	Granite Construction Inc.	15,477	468
*,^ SunPower Corp. Class A		24,700	467
	Herman Miller Inc.	25,487	460
*	Insituform Technologies Inc. Class A	17,200	458
*	Geo Group Inc.	23,000	456
*	AAR Corp.	18,100	449
	Mueller Industries Inc.	16,629	446
	Deluxe Corp.	22,637	440
	Applied Industrial Technologies Inc.	17,689	440
	Heartland Express Inc.	26,218	433

ABM Industries Inc.	20,350	431
Briggs & Stratton Corp.	22,096	431
Rollins Inc.	19,850	430
* II-VI Inc.	12,700	430
* Middleby Corp.	7,453	429
Mine Safety Appliances Co.	15,302	428
* Beacon Roofing Supply Inc.	22,075	422
Corporate Executive Board Co.	15,845	421
* Old Dominion Freight Line Inc.	12,550	419
* SYKES Enterprises Inc.	18,316	418
Healthcare Services Group Inc.	18,642	417
Watts Water Technologies Inc. Class A	13,211	410
Barnes Group Inc.	20,864	406
* Korn/Ferry International	22,900	404
* CoStar Group Inc.	9,317	387
Forward Air Corp.	14,553	383
ESCO Technologies Inc.	11,800	375
Skywest Inc.	25,900	370
* Resources Connection Inc.	19,200	368
* Allegiant Travel Co. Class A	6,346	367
Otter Tail Corp.	16,268	357
* Griffon Corp.	28,390	354
Arkansas Best Corp.	11,800	353
American Science & Engineering Inc.	4,700	352
Robbins & Myers Inc.	14,700	350
* Armstrong World Industries Inc.	9,156	332
Mueller Water Products Inc. Class A	69,074	330
* EnPro Industries Inc.	10,919	318
* SunPower Corp. Class B	18,694	313
* MasTec Inc.	24,375	307
* Mobile Mini Inc.	19,500	302
* TrueBlue Inc.	19,304	299
* Dollar Thrifty Automotive Group Inc.	9,300	299
* GeoEye Inc.	10,068	297
Kaman Corp.	11,851	296
* Genco Shipping & Trading Ltd.	13,908	294
* Navigant Consulting Inc.	24,078	292
Universal Forest Products Inc.	7,421	286
* Kforce Inc.	18,707	285
Cubic Corp.	7,900	284
* AirTran Holdings Inc.	54,940	279
* Tutor Perini Corp.	12,800	278
* Chart Industries Inc.	13,917	278
* Ceradyne Inc.	12,246	278
Administaff Inc.	12,700	271
Ameron International Corp.	4,300	270
Aircastle Ltd.	28,426	269
* DigitalGlobe Inc.	9,560	267
Franklin Electric Co. Inc.	8,900	267
Quanex Building Products Corp.	15,990	264
* Macquarie Infrastructure Co. LLC	18,800	260
* Cenveo Inc.	30,001	260
Apogee Enterprises Inc.	16,300	258
Knoll Inc.	22,700	255
* Interline Brands Inc.	13,304	255
Steelcase Inc. Class A	37,426	242
* RBC Bearings Inc.	7,577	242
* Astec Industries Inc.	8,243	239

*	SFN Group Inc.	29,599	237
	HEICO Corp.	4,500	232
	Albany International Corp.	10,722	231
	Seaboard Corp.	177	230
*	Advisory Board Co.	7,291	230
	Comfort Systems USA Inc.	18,300	229
	Heidrick & Struggles International Inc.	8,100	227
	EnergySolutions Inc.	35,200	226
*	Force Protection Inc.	37,036	223
	CIRCOR International Inc.	6,700	223
*	Altra Holdings Inc.	16,000	220
*	Blount International Inc.	20,937	217
*	Polypore International Inc.	12,400	217
	Badger Meter Inc.	5,482	211
	Raven Industries Inc.	7,100	209
*	Acacia Research - Acacia Technologies	19,331	209
	Interface Inc. Class A	17,743	205
*	Argon ST Inc.	7,695	205
*	Wabash National Corp.	28,850	202
*	Layne Christensen Co.	7,508	201
*	Taser International Inc.	34,000	199
	McGrath Rentcorp	8,200	199
*	Celadon Group Inc.	14,225	198
*	EnerNOC Inc.	6,500	193
	Tennant Co.	6,900	189
	AAON Inc.	8,330	188
*	Waste Services Inc.	18,832	186
*	Amerco Inc.	3,428	186
*	United Rentals Inc.	19,680	185
*	Huron Consulting Group Inc.	8,890	180
	Lindsay Corp.	4,350	180
	G&K Services Inc. Class A	6,939	180
*,^ Energy Conversion Devices Inc.		22,606	177
*	Orion Marine Group Inc.	9,800	177
	John Bean Technologies Corp.	9,900	174
	Tredegar Corp.	10,055	172
	HEICO Corp. Class A	4,304	171
*	Consolidated Graphics Inc.	4,100	170
*	Vicor Corp.	12,179	168
	Encore Wire Corp.	8,050	167
*	Dycom Industries Inc.	19,090	167
*	DynCorp International Inc. Class A	14,549	167
*	School Specialty Inc.	7,299	166
*	CBIZ Inc.	25,023	164
	Gorman-Rupp Co.	6,452	164
*	Stanley Inc.	5,800	164
	Ennis Inc.	10,009	163
	FreightCar America Inc.	6,515	157
*	Exponent Inc.	5,516	157
*	Kelly Services Inc. Class A	9,400	157
	AZZ Inc.	4,614	156
*	Columbus McKinnon Corp.	9,837	156
*	GenCorp Inc.	27,100	156
*	M&F Worldwide Corp.	5,100	156
	Viad Corp.	7,547	155
*	H&E Equipment Services Inc.	14,293	154
	Cascade Corp.	4,700	151
*	ACCO Brands Corp.	19,708	151

*	RSC Holdings Inc.	18,900	150
*	Colfax Corp.	12,600	148
	Federal Signal Corp.	16,353	147
	Great Lakes Dredge & Dock Corp.	27,781	146
*	ATC Technology Corp.	8,429	145
	Diamond Management & Technology Consultants Inc. Class A	18,175	143
	NACCO Industries Inc. Class A	1,891	140
*	Aerovironment Inc.	5,300	138
*	COMSYS IT Partners Inc.	7,856	137
*	ICF International Inc.	5,500	137
	CDI Corp.	9,300	136
*	Furmanite Corp.	26,197	136
*	American Reprographics Co.	15,057	135
*	Energy Recovery Inc.	21,262	134
*	American Commercial Lines Inc.	5,280	133
*	Capstone Turbine Corp.	104,276	132
*,^ Harbin Electric Inc.		6,100	132
*,^ Evergreen Solar Inc.		115,307	130
*	LB Foster Co. Class A	4,500	130
	Bowne & Co. Inc.	11,514	129
	Standex International Corp.	4,900	126
*	US Ecology Inc.	7,800	126
*	Hawaiian Holdings Inc.	17,000	125
	Ducommun Inc.	5,800	122
	Ampco-Pittsburgh Corp.	4,900	122
*	Marten Transport Ltd.	6,150	121
*	Eagle Bulk Shipping Inc.	22,733	121
*	K-Tron International Inc.	800	120
*	Rush Enterprises Inc. Class A	8,750	116
	Titan International Inc.	13,125	115
*	Metalico Inc.	18,800	113
*	Titan Machinery Inc.	8,200	112
*	3D Systems Corp.	8,104	111
*	Team Inc.	6,636	110
*	Kadant Inc.	7,610	110
*	Sterling Construction Co. Inc.	6,900	108
	Houston Wire & Cable Co.	9,300	108
*	Protection One Inc.	9,224	106
*	FuelCell Energy Inc.	37,418	106
	Alamo Group Inc.	5,242	105
	American Woodmark Corp.	5,385	104
*	MYR Group Inc.	6,400	104
*	Trex Co. Inc.	4,900	104
*	Gibraltar Industries Inc.	8,200	103
	Kimball International Inc. Class B	14,764	103
*	Cornell Cos. Inc.	5,600	103
*	Republic Airways Holdings Inc.	17,114	101
*	Perma-Fix Environmental Services	44,758	100
*	Fuel Tech Inc.	12,400	99
*	Flow International Corp.	32,500	98
*	Willis Lease Finance Corp.	6,189	98
*	Herley Industries Inc.	6,452	95
*	Innerworkings Inc.	18,129	94
*	GT Solar International Inc.	18,000	94
	Graham Corp.	5,200	94
	Sun Hydraulics Corp.	3,600	94
*	Powell Industries Inc.	2,832	92
	TAL International Group Inc.	4,590	92

*	Michael Baker Corp.	2,659	92
*	Builders FirstSource Inc.	28,380	89
*	GP Strategies Corp.	10,600	89
*	Ladish Co. Inc.	4,300	87
*	China BAK Battery Inc.	35,800	86
*	CRA International Inc.	3,678	84
	Applied Signal Technology Inc.	4,300	84
	Miller Industries Inc.	6,446	80
*	Pacer International Inc.	13,300	80
*	Sauer-Danfoss Inc.	6,000	80
*	LECG Corp.	26,474	79
*	Lydall Inc.	9,942	78
	Schawk Inc. Class A	4,100	74
	Met-Pro Corp.	7,266	71
*	Saia Inc.	5,051	70
*	Northwest Pipe Co.	3,150	69
*	Ener1 Inc.	14,326	68
	Aceto Corp.	11,107	67
*	Dynamex Inc.	3,900	67
*	Broadwind Energy Inc.	14,980	67
*	PMFG Inc.	5,000	66
*,^ Microvision Inc.		23,195	65
*	Pike Electric Corp.	6,910	64
*	Volt Information Sciences Inc.	6,300	64
*	On Assignment Inc.	8,700	62
	Insteel Industries Inc.	5,800	62
*	Fushi Copperweld Inc.	5,500	62
*	PowerSecure International Inc.	7,800	61
*	Tecumseh Products Co. Class A	4,923	60
	Todd Shipyards Corp.	3,676	60
	Dynamic Materials Corp.	3,700	58
*	Advanced Battery Technologies Inc.	14,700	57
*	Greenbrier Cos. Inc.	5,100	56
*	Pinnacle Airlines Corp.	7,373	55
*	Hudson Highland Group Inc.	12,330	54
*	Casella Waste Systems Inc. Class A	10,781	54
*	SmartHeat Inc.	4,900	53
	Horizon Lines Inc. Class A	9,400	51
*	Standard Parking Corp.	3,100	51
*	Hill International Inc.	8,700	51
*	PAM Transportation Services Inc.	3,663	50
*	WCA Waste Corp.	9,763	50
*	Plug Power Inc.	70,838	49
	Multi-Color Corp.	4,087	49
*	United Capital Corp.	2,064	49
*	Trimas Corp.	7,500	49
*	APAC Customer Services Inc.	8,134	47
*	UQM Technologies Inc.	10,950	46
*	DXP Enterprises Inc.	3,600	46
*	Air Transport Services Group Inc.	13,274	45
*	Odyssey Marine Exploration Inc.	34,066	45
*	LMI Aerospace Inc.	2,400	45
*	BlueLinx Holdings Inc.	11,400	43
*	Commercial Vehicle Group Inc.	6,012	43
	International Shipholding Corp.	1,442	42
*	USA Truck Inc.	2,600	42
*	Integrated Electrical Services Inc.	7,350	42
*	NN Inc.	7,480	41

	LSI Industries Inc.	6,007	41
*	Valence Technology Inc.	46,165	39
*	Park-Ohio Holdings Corp.	4,400	39
*	Quality Distribution Inc.	6,326	38
*	Ultralife Corp.	9,200	37
*	Innovative Solutions & Support Inc.	5,724	36
	Lawson Products Inc.	2,138	33
*	TBS International PLC Class A	4,500	33
*	Intersections Inc.	7,870	33
*	Magnetek Inc.	19,000	32
	Preformed Line Products Co.	823	31
*	NCI Building Systems Inc.	2,760	30
	Standard Register Co.	5,676	30
	Virco Manufacturing	7,736	29
*	Covenant Transportation Group Inc. Class A	4,806	29
	VSE Corp.	700	29
*	Astronics Corp.	2,800	27
	American Railcar Industries Inc.	2,200	27
*	Applied Energetics Inc.	34,281	27
*	LaBarge Inc.	2,400	27
*,^ C&D Technologies Inc.		16,400	26
*	TRC Cos. Inc.	8,800	26
	Barrett Business Services Inc.	1,900	26
*	Active Power Inc.	31,013	25
	LS Starrett Co. Class A	2,200	23
*	Patriot Transportation Holding Inc.	261	22
*	Satcon Technology Corp.	9,000	22
*	Raytheon Co. Warrants Exp. 06/16/11	1,046	20
	Twin Disc Inc.	1,600	20
	Superior Uniform Group Inc.	2,008	19
*	Frozen Food Express Industries	4,700	18
	Hardinge Inc.	2,000	18
*	SL Industries Inc.	1,700	15
*	Rush Enterprises Inc. Class B	1,149	14
*	YRC Worldwide Inc.	22,488	12
*	Tecumseh Products Co. Class B	1,000	12
*	Hurco Cos. Inc.	700	12
*	Universal Truckload Services Inc.	600	11
*	PRGX Global Inc.	1,681	10
*	Innotrac Corp.	5,748	9
	Omega Flex Inc.	810	9
*	Allied Defense Group Inc.	1,100	8
*,^ Arotech Corp.		4,507	7
*	Sypris Solutions Inc.	2,100	7
*	ExpressJet Holdings Inc.	1,305	5
*	Xerium Technologies Inc.	4,538	3
*	Amrep Corp.	200	3
			642,906
Information Technology (11.4%)
	Microsoft Corp.	3,545,296	103,771
*	Apple Inc.	399,579	93,873
	International Business Machines Corp.	582,755	74,738
*	Cisco Systems Inc.	2,552,123	66,432
*	Google Inc. Class A	107,876	61,167
	Hewlett-Packard Co.	1,051,899	55,908
	Intel Corp.	2,449,818	54,533
	Oracle Corp.	1,779,206	45,708

QUALCOMM Inc.	740,944	31,112
Visa Inc. Class A	208,545	18,984
* EMC Corp.	904,932	16,325
Corning Inc.	690,307	13,951
* eBay Inc.	516,257	13,913
Texas Instruments Inc.	555,752	13,599
* Dell Inc.	780,821	11,720
Accenture PLC Class A	278,538	11,685
Mastercard Inc. Class A	43,828	11,132
Automatic Data Processing Inc.	223,798	9,952
* Yahoo! Inc.	590,452	9,760
* Adobe Systems Inc.	232,896	8,238
Applied Materials Inc.	593,212	7,997
* Motorola Inc.	1,025,202	7,197
* Juniper Networks Inc.	233,645	7,168
* Cognizant Technology Solutions Corp. Class A	130,688	6,663
Broadcom Corp. Class A	194,087	6,440
* Symantec Corp.	360,508	6,100
Xerox Corp.	601,589	5,866
Tyco Electronics Ltd.	204,012	5,606
* Agilent Technologies Inc.	153,012	5,262
Western Union Co.	307,053	5,208
* NetApp Inc.	149,563	4,870
* Marvell Technology Group Ltd.	234,740	4,784
* Intuit Inc.	133,357	4,580
Paychex Inc.	144,614	4,440
CA Inc.	183,158	4,299
* NVIDIA Corp.	246,317	4,281
* Seagate Technology	220,889	4,033
* Micron Technology Inc.	377,947	3,927
* Western Digital Corp.	100,205	3,907
* Citrix Systems Inc.	81,140	3,852
Analog Devices Inc.	129,781	3,740
* Salesforce.com Inc.	49,779	3,706
* Computer Sciences Corp.	67,588	3,683
* SanDisk Corp.	101,158	3,503
* Fiserv Inc.	68,429	3,473
Fidelity National Information Services Inc.	140,363	3,290
Amphenol Corp. Class A	76,218	3,216
Altera Corp.	130,985	3,184
* Cree Inc.	45,066	3,165
Xilinx Inc.	123,683	3,154
* SAIC Inc.	176,319	3,121
* BMC Software Inc.	81,571	3,100
Activision Blizzard Inc.	253,814	3,061
* Autodesk Inc.	101,907	2,998
* Flextronics International Ltd.	362,826	2,845
* McAfee Inc.	70,522	2,830
Linear Technology Corp.	98,919	2,797
Harris Corp.	58,496	2,778
* Electronic Arts Inc.	144,380	2,694
Maxim Integrated Products Inc.	135,700	2,631
* Red Hat Inc.	84,127	2,462
* Akamai Technologies Inc.	76,112	2,391
* Advanced Micro Devices Inc.	255,331	2,367
KLA-Tencor Corp.	75,752	2,342
Microchip Technology Inc.	81,407	2,292
* VeriSign Inc.	85,284	2,218

* Teradata Corp.	75,931	2,194
* F5 Networks Inc.	35,091	2,158
* Lam Research Corp.	56,631	2,113
* Avnet Inc.	67,576	2,027
* FLIR Systems Inc.	68,081	1,920
* LSI Corp.	292,112	1,788
* ANSYS Inc.	39,635	1,710
* Sybase Inc.	36,392	1,697
* Equinix Inc.	17,372	1,691
* Rovi Corp.	45,535	1,691
Global Payments Inc.	35,943	1,637
* Arrow Electronics Inc.	53,472	1,611
Lender Processing Services Inc.	42,439	1,602
* Trimble Navigation Ltd.	53,738	1,543
National Semiconductor Corp.	106,715	1,542
* MEMC Electronic Materials Inc.	100,582	1,542
* Nuance Communications Inc.	91,005	1,514
* Alliance Data Systems Corp.	23,196	1,484
* Hewitt Associates Inc. Class A	37,304	1,484
Factset Research Systems Inc.	19,924	1,462
* Synopsys Inc.	64,896	1,452
* ON Semiconductor Corp.	179,740	1,438
* Dolby Laboratories Inc. Class A	24,036	1,410
* 3Com Corp.	177,115	1,362
* VMware Inc. Class A	25,035	1,334
Jabil Circuit Inc.	81,766	1,324
* Itron Inc.	18,103	1,314
Broadridge Financial Solutions Inc.	60,873	1,301
* Lexmark International Inc. Class A	35,140	1,268
Tellabs Inc.	163,169	1,235
* AOL Inc.	48,609	1,229
* Skyworks Solutions Inc.	77,182	1,204
* JDS Uniphase Corp.	95,083	1,191
* CommScope Inc.	42,198	1,182
Total System Services Inc.	75,380	1,180
* Atheros Communications Inc.	30,020	1,162
* MICROS Systems Inc.	35,300	1,161
* Polycom Inc.	37,739	1,154
* Ingram Micro Inc.	65,562	1,151
Solera Holdings Inc.	29,267	1,131
* Novellus Systems Inc.	43,922	1,098
* Varian Semiconductor Equipment Associates Inc.	32,865	1,089
* Informatica Corp.	40,162	1,079
* Brocade Communications Systems Inc.	187,311	1,070
* VistaPrint NV	18,449	1,056
* QLogic Corp.	50,960	1,035
* WebMD Health Corp.	21,963	1,019
Molex Inc.	48,516	1,012
* NCR Corp.	71,371	985
* IAC/InterActiveCorp	43,054	979
* Rambus Inc.	44,603	975
* Atmel Corp.	192,797	970
* Parametric Technology Corp.	52,168	942
* Tech Data Corp.	22,459	941
Diebold Inc.	29,352	932
* Novell Inc.	153,787	921
* PMC - Sierra Inc.	102,700	916
* Silicon Laboratories Inc.	19,092	910

* Monster Worldwide Inc.	53,903	895
Jack Henry & Associates Inc.	36,596	881
National Instruments Corp.	26,178	873
* Teradyne Inc.	77,919	870
* Compuware Corp.	102,415	860
* TiVo Inc.	48,950	838
Intersil Corp. Class A	55,878	825
* TIBCO Software Inc.	75,384	813
* Cypress Semiconductor Corp.	69,903	804
* Cadence Design Systems Inc.	118,633	790
* Zebra Technologies Corp.	26,426	782
* Vishay Intertechnology Inc.	76,363	781
* Concur Technologies Inc.	19,000	779
* Gartner Inc.	34,653	771
* Avago Technologies Ltd.	37,099	763
* Sohu.com Inc.	13,746	751
* Veeco Instruments Inc.	17,100	744
DST Systems Inc.	17,908	742
* Genpact Ltd.	43,919	737
* International Rectifier Corp.	31,614	724
* Riverbed Technology Inc.	25,317	719
Plantronics Inc.	21,772	681
* Netlogic Microsystems Inc.	23,124	681
* VeriFone Holdings Inc.	33,656	680
* Convergys Corp.	55,169	676
* CACI International Inc. Class A	13,800	674
* GSI Commerce Inc.	24,327	673
* Arris Group Inc.	55,718	669
* Unisys Corp.	19,070	665
ADTRAN Inc.	25,191	664
* Microsemi Corp.	37,429	649
* Plexus Corp.	17,744	639
* Anixter International Inc.	13,442	630
* Ciena Corp.	40,744	621
* Acxiom Corp.	34,467	618
* Fairchild Semiconductor International Inc. Class A	57,186	609
* Benchmark Electronics Inc.	28,515	591
* Blackboard Inc.	14,098	587
* MercadoLibre Inc.	11,969	577
* Sanmina-SCI Corp.	34,937	576
* Blue Coat Systems Inc.	18,334	569
* Progress Software Corp.	17,900	563
* RF Micro Devices Inc.	112,966	563
Fair Isaac Corp.	21,947	556
* InterDigital Inc.	19,645	547
* Viasat Inc.	15,775	546
* Digital River Inc.	17,808	540
* Cybersource Corp.	29,301	517
Blackbaud Inc.	20,181	508
* Ariba Inc.	39,334	505
* Wright Express Corp.	16,774	505
* Tekelec	27,811	505
* Semtech Corp.	28,378	495
* Quest Software Inc.	27,768	494
MAXIMUS Inc.	8,100	494
Power Integrations Inc.	11,825	487
* j2 Global Communications Inc.	20,708	485
* TriQuint Semiconductor Inc.	68,689	481

*	JDA Software Group Inc.	17,259	480
*	Mantech International Corp. Class A	9,800	479
*	Emulex Corp.	35,959	478
*	Finisar Corp.	29,847	469
*	Cymer Inc.	12,541	468
*	Netgear Inc.	17,700	462
*	Tessera Technologies Inc.	22,581	458
*	Checkpoint Systems Inc.	20,700	458
*	Integrated Device Technology Inc.	73,616	451
*	Websense Inc.	19,400	442
	Syntel Inc.	11,425	440
*	Aruba Networks Inc.	32,152	439
	Sapient Corp.	47,813	437
*	Cavium Networks Inc.	17,495	435
*	MKS Instruments Inc.	22,053	432
*	Hittite Microwave Corp.	9,706	427
*,^ Synaptics Inc.		15,440	426
*	Comtech Telecommunications Corp.	13,150	421
*	Cabot Microelectronics Corp.	10,907	413
*	Rackspace Hosting Inc.	22,010	412
*	FormFactor Inc.	23,000	409
	Earthlink Inc.	47,553	406
*	Lawson Software Inc.	60,961	403
*	ValueClick Inc.	39,090	396
*	SRA International Inc. Class A	19,000	395
*	Advent Software Inc.	8,819	395
*	Amkor Technology Inc.	55,586	393
*	CommVault Systems Inc.	18,400	393
*	SuccessFactors Inc.	20,346	387
*	FEI Co.	16,800	385
*	CSG Systems International Inc.	18,349	385
*	Euronet Worldwide Inc.	20,400	376
*	EchoStar Corp. Class A	18,531	376
*	Take-Two Interactive Software Inc.	38,000	374
*	Scansource Inc.	12,900	371
	AVX Corp.	26,114	371
*	Omnivision Technologies Inc.	21,300	366
	Cognex Corp.	19,742	365
*	Mentor Graphics Corp.	44,755	359
*	Infinera Corp.	42,040	358
*	MicroStrategy Inc. Class A	4,201	357
*	Sonus Networks Inc.	136,423	356
*	L-1 Identity Solutions Inc.	39,586	354
*	ACI Worldwide Inc.	17,100	352
*	Coherent Inc.	10,991	351
*	AsiaInfo Holdings Inc.	13,207	350
*	Taleo Corp. Class A	12,953	336
*	Entegris Inc.	66,392	335
*	TeleTech Holdings Inc.	19,547	334
*	ADC Telecommunications Inc.	45,625	334
*	Tyler Technologies Inc.	17,700	332
*	ATMI Inc.	17,116	331
*	DTS Inc.	9,700	330
*	Littelfuse Inc.	8,600	327
*	Intermec Inc.	23,024	327
*	Rofin-Sinar Technologies Inc.	14,028	317
*	Insight Enterprises Inc.	21,798	313
*	Applied Micro Circuits Corp.	36,065	311

*	Verigy Ltd.	27,812	311
*	Art Technology Group Inc.	70,374	310
*	Quantum Corp.	116,300	306
*	Brooks Automation Inc.	34,638	306
*	DealerTrack Holdings Inc.	17,726	303
*	Monolithic Power Systems Inc.	13,515	301
*	Harmonic Inc.	47,272	298
*	Oclaro Inc.	107,729	296
*	Cirrus Logic Inc.	35,261	296
*	Ultimate Software Group Inc.	8,910	294
*	Diodes Inc.	13,000	291
*	Zoran Corp.	26,922	290
	Black Box Corp.	9,300	286
*	Manhattan Associates Inc.	10,800	275
	Micrel Inc.	25,735	274
*	SonicWALL Inc.	30,856	268
*	Net 1 UEPS Technologies Inc.	14,420	265
*	Forrester Research Inc.	8,691	261
*,^ Palm Inc.		69,402	261
*	Lattice Semiconductor Corp.	70,453	259
*	Stratasys Inc.	10,500	256
*	OSI Systems Inc.	9,008	253
*	Rogers Corp.	8,700	252
*	Avid Technology Inc.	18,206	251
*	Electronics for Imaging Inc.	21,386	249
	United Online Inc.	32,438	243
*	Advanced Energy Industries Inc.	14,600	242
*	LTX-Credence Corp.	79,536	241
*	Cogent Inc.	23,500	240
*	SYNNEX Corp.	8,100	239
*	SAVVIS Inc.	14,444	238
*	Synchronoss Technologies Inc.	12,300	238
*	Standard Microsystems Corp.	10,200	237
*	TNS Inc.	10,600	236
*	DG FastChannel Inc.	7,367	235
*	RealNetworks Inc.	48,479	234
*	Infospace Inc.	21,148	234
*	Switch & Data Facilities Co. Inc.	13,054	232
*	Brightpoint Inc.	30,603	230
*	Universal Display Corp.	19,400	228
*	SolarWinds Inc.	10,400	225
*	Volterra Semiconductor Corp.	8,900	223
	Molex Inc. Class A	12,600	222
*	Epicor Software Corp.	23,082	221
*	ModusLink Global Solutions Inc.	26,004	219
*	Netezza Corp.	17,100	219
	Pegasystems Inc.	5,900	218
*	THQ Inc.	30,882	217
*	Electro Scientific Industries Inc.	16,583	212
*	STEC Inc.	17,447	209
*	Global Cash Access Holdings Inc.	25,250	206
*	Internet Capital Group Inc.	24,348	206
*	FARO Technologies Inc.	7,900	203
*	Ixia	21,749	202
*	UTStarcom Inc.	71,921	201
*	Oplink Communications Inc.	10,783	200
*	Silicon Graphics International Corp.	18,700	200
*	Adaptec Inc.	60,826	199

* Terremark Worldwide Inc.	28,360	199
Park Electrochemical Corp.	6,832	196
CTS Corp.	20,700	195
* Aviat Networks Inc.	28,777	191
* Netscout Systems Inc.	12,800	189
Sycamore Networks Inc.	9,251	186
* TTM Technologies Inc.	20,800	185
MTS Systems Corp.	6,320	184
* Extreme Networks	59,759	183
* EPIQ Systems Inc.	14,753	183
* Newport Corp.	14,660	183
* Move Inc.	86,901	182
* Acme Packet Inc.	9,400	181
* LivePerson Inc.	23,600	181
* Power-One Inc.	42,757	180
* Imation Corp.	15,978	176
* Constant Contact Inc.	7,431	173
* Kulicke & Soffa Industries Inc.	23,434	170
* Mattson Technology Inc.	36,602	169
* Mercury Computer Systems Inc.	12,300	169
* infoGROUP Inc.	21,384	167
* S1 Corp.	28,062	166
* OpenTable Inc.	4,308	164
* Echelon Corp.	18,300	164
Electro Rent Corp.	12,491	164
Methode Electronics Inc.	16,549	164
iGate Corp.	16,693	162
* Exar Corp.	22,971	162
* Integrated Silicon Solution Inc.	15,300	161
* Perficient Inc.	13,822	156
Opnet Technologies Inc.	9,648	156
* SMART Modular Technologies WWH Inc.	20,058	155
* Anadigics Inc.	31,576	153
* ArcSight Inc.	5,386	152
Heartland Payment Systems Inc.	8,136	151
* Loral Space & Communications Inc.	4,300	151
* Lionbridge Technologies Inc.	41,184	150
Cohu Inc.	10,313	142
* Smith Micro Software Inc.	16,018	142
* IPG Photonics Corp.	9,500	141
* Super Micro Computer Inc.	8,100	140
* Bottomline Technologies Inc.	8,300	140
* Silicon Storage Technology Inc.	45,535	138
NIC Inc.	16,700	131
* Sigma Designs Inc.	11,200	131
* Kenexa Corp.	9,473	130
* Cogo Group Inc.	18,600	130
* Internap Network Services Corp.	23,192	130
* Compellent Technologies Inc.	7,300	128
* IXYS Corp.	14,993	128
* Conexant Systems Inc.	37,447	127
* Multi-Fineline Electronix Inc.	4,900	126
Daktronics Inc.	16,518	126
* VASCO Data Security International Inc.	15,200	125
* Actel Corp.	9,000	125
* Novatel Wireless Inc.	18,427	124
* PROS Holdings Inc.	12,500	124
* Comverge Inc.	10,900	123

* MoneyGram International Inc.	32,290	123
* Gerber Scientific Inc.	19,800	123
* RightNow Technologies Inc.	6,700	120
* Sonic Solutions Inc.	12,700	119
* China Security & Surveillance Technology Inc.	15,344	118
* Ebix Inc.	7,200	115
* Radiant Systems Inc.	7,950	113
* Sourcefire Inc.	4,900	112
* Silicon Image Inc.	37,171	112
* Mindspeed Technologies Inc.	13,249	106
* Rimage Corp.	7,300	106
* Hypercom Corp.	27,100	105
* Vocus Inc.	6,132	105
* Interactive Intelligence Inc.	5,461	102
* KVH Industries Inc.	7,735	102
* Network Equipment Technologies Inc.	18,500	102
* Symyx Technologies Inc.	22,358	100
* Limelight Networks Inc.	27,249	100
Agilysys Inc.	8,900	99
* comScore Inc.	5,900	99
* Symmetricom Inc.	16,836	98
* Intevac Inc.	7,100	98
* Microtune Inc.	35,924	98
* Ultratech Inc.	7,200	98
* TeleCommunication Systems Inc. Class A	13,167	97
* Ceva Inc.	8,185	95
* Anaren Inc.	6,685	95
* Kopin Corp.	25,500	94
* FalconStor Software Inc.	26,858	93
* Digi International Inc.	8,700	93
* Ultra Clean Holdings	10,800	92
* Maxwell Technologies Inc.	7,400	92
* support.com Inc.	27,817	91
* Trident Microsystems Inc.	52,100	91
* Openwave Systems Inc.	39,175	90
* Integral Systems Inc.	9,196	89
* EMS Technologies Inc.	5,331	89
* Supertex Inc.	3,456	88
* Pericom Semiconductor Corp.	8,250	88
* Double-Take Software Inc.	9,900	88
* ShoreTel Inc.	13,014	86
Keynote Systems Inc.	7,516	86
Technitrol Inc.	15,969	84
* Seachange International Inc.	11,679	84
* Knot Inc.	10,481	82
* LoopNet Inc.	7,237	81
* Isilon Systems Inc.	9,300	80
* Geeknet Inc.	52,405	79
* White Electronic Designs Corp.	11,200	78
* DivX Inc.	10,900	78
* 3PAR Inc.	7,800	78
* Online Resources Corp.	19,307	78
* Nanometrics Inc.	8,204	78
* Chordiant Software Inc.	15,280	77
* DSP Group Inc.	9,200	77
* Ciber Inc.	20,126	75
* Hughes Communications Inc.	2,693	75
* Hackett Group Inc.	26,903	75

*	Advanced Analogic Technologies Inc.	21,248	74
	Bel Fuse Inc. Class A	4,000	74
*	Cray Inc.	12,370	74
*	Radisys Corp.	8,178	73
*	Techwell Inc.	3,900	73
*	PC-Tel Inc.	11,702	72
*	Globecomm Systems Inc.	9,266	71
	Renaissance Learning Inc.	4,366	71
*	Zygo Corp.	7,521	69
*	DDi Corp.	12,046	68
*	Photronics Inc.	13,300	68
*	PLX Technology Inc.	12,809	68
	Cass Information Systems Inc.	2,160	67
*	Magma Design Automation Inc.	25,500	66
*	Dynamics Research Corp.	5,857	66
*	Powerwave Technologies Inc.	52,792	66
*	Immersion Corp.	13,159	66
*	Ness Technologies Inc.	10,314	65
*	Saba Software Inc.	12,878	64
*	PDF Solutions Inc.	14,369	63
*	MIPS Technologies Inc. Class A	13,946	62
*	X-Rite Inc.	20,406	62
*	Rudolph Technologies Inc.	7,192	62
*	Opnext Inc.	26,100	62
*	Measurement Specialties Inc.	4,100	60
*	Actuate Corp.	10,776	60
*	Stamps.com Inc.	5,950	60
*	Monotype Imaging Holdings Inc.	6,100	59
*	Westell Technologies Inc. Class A	41,100	58
*	Ramtron International Corp.	20,730	58
*	PC Connection Inc.	9,314	58
*	ExlService Holdings Inc.	3,449	58
*	Internet Brands Inc. Class A	6,200	57
*	Emcore Corp.	46,977	57
*	NVE Corp.	1,200	54
*	Axcelis Technologies Inc.	32,683	54
*	StarTek Inc.	7,800	54
	Imergent Inc.	8,000	54
*	Hutchinson Technology Inc.	8,600	54
	Ipass Inc.	46,609	54
*,^ Wave Systems Corp. Class A		13,226	53
*	NetSuite Inc.	3,600	52
*	Zhone Technologies Inc.	18,837	52
*	NCI Inc. Class A	1,700	51
*	Zix Corp.	21,700	50
*	QuickLogic Corp.	17,008	49
	Marchex Inc. Class B	9,581	49
*	Liquidity Services Inc.	4,200	48
	QAD Inc.	9,221	48
*	DemandTec Inc.	6,892	48
*	Rosetta Stone Inc.	2,000	48
*	Presstek Inc.	10,531	47
*	Computer Task Group Inc.	6,500	47
*	Dot Hill Systems Corp.	31,231	47
*	MoSys Inc.	11,414	46
*	Rubicon Technology Inc.	2,200	44
*	Phoenix Technologies Ltd.	13,797	44
*	ORBCOMM Inc.	20,565	44

*	PLATO Learning Inc.	7,653	43
	Keithley Instruments Inc.	6,403	42
*,^ Superconductor Technologies Inc.		13,815	41
	American Software Inc. Class A	6,941	40
	TheStreet.com Inc.	10,767	40
*	PC Mall Inc.	7,800	39
*	FSI International Inc.	9,808	38
*	TechTeam Global Inc.	5,490	37
*	Virage Logic Corp.	4,700	37
*	ActivIdentity Corp.	12,400	35
*	Transwitch Corp.	11,898	33
*	LoJack Corp.	7,969	33
*	BigBand Networks Inc.	9,130	32
*	iGO Inc.	15,927	32
*	Airvana Inc.	3,989	31
*	LRAD Corp.	19,570	30
*	GTSI Corp.	5,149	29
*	Autobytel Inc.	27,010	28
	Newtek Business Services Inc.	22,635	28
*	LaserCard Corp.	4,456	28
*	Tollgrade Communications Inc.	4,300	27
*	Pixelworks Inc.	4,533	26
*	Edgewater Technology Inc.	7,915	25
*	China Information Security Technology Inc.	4,900	25
*	CalAmp Corp.	8,700	24
*	NU Horizons Electronics Corp.	7,522	24
*	Viasystems Group Inc.	1,108	24
*	Aware Inc.	10,000	24
	Bel Fuse Inc. Class B	1,156	23
*	Ikanos Communications Inc.	7,741	23
*	Transact Technologies Inc.	3,076	22
*	GSE Systems Inc.	4,126	22
*	Telular Corp.	7,232	22
*	Planar Systems Inc.	7,423	21
*	Comarco Inc.	6,400	19
*	Network Engines Inc.	9,800	18
*	Entropic Communications Inc.	3,600	18
*	Web.com Group Inc.	3,285	18
*	ID Systems Inc.	5,700	17
*	Nextwave Wireless Inc.	34,701	16
*	Authentidate Holding Corp.	14,539	16
*	Spectrum Control Inc.	1,300	15
*	Concurrent Computer Corp.	2,620	15
*	Reis Inc.	2,356	14
*	Research Frontiers Inc.	4,700	13
*	Tier Technologies Inc. Class B	1,600	13
*	Lantronix Inc.	3,500	13
*	Virtusa Corp.	1,200	12
*	Ditech Networks Inc.	6,780	11
*	Datalink Corp.	2,405	11
*	Evolving Systems Inc.	1,477	10
*	LeCroy Corp.	1,800	9
*	SCM Microsystems Inc.	4,700	9
*	Management Network Group Inc.	3,023	8
*	Performance Technologies Inc.	2,900	8
*	Parkervision Inc.	4,500	8
*	Looksmart Ltd.	6,700	7
*	EF Johnson Technologies Inc.	7,200	7

* RAE Systems Inc.	8,200	7
* AuthenTec Inc.	3,100	7
* Callidus Software Inc.	1,800	7
* Market Leader Inc.	3,100	6
* WebMediaBrands Inc.	6,017	6
* Wireless Telecom Group Inc.	5,909	6
* EndWave Corp.	2,100	6
* Bsquare Corp.	2,425	6
* Selectica Inc.	1,020	5
* Digital Angel Corp.	8,108	5
Qualstar Corp.	2,400	5
* Stream Global Services Inc.	683	5
* Analysts International Corp.	1,635	4
* Allen Organ Co. Escrow Shares	1,400	4
* Rainmaker Systems Inc.	2,180	3
* Deltek Inc.	400	3
* Intellicheck Mobilisa Inc.	1,297	3
* Cinedigm Digital Cinema Corp. Class A	1,600	3
* Vertro Inc.	5,400	2
* Entorian Technologies Inc.	226	1
		1,082,206
Materials (2.4%)
Monsanto Co.	241,756	17,266
Freeport-McMoRan Copper & Gold Inc.	190,707	15,932
Dow Chemical Co.	507,341	15,002
EI du Pont de Nemours & Co.	400,869	14,928
Praxair Inc.	136,046	11,292
Newmont Mining Corp.	213,059	10,851
Air Products & Chemicals Inc.	94,196	6,966
Nucor Corp.	139,945	6,351
Alcoa Inc.	433,375	6,171
PPG Industries Inc.	74,165	4,850
Ecolab Inc.	105,583	4,640
International Paper Co.	182,924	4,502
Cliffs Natural Resources Inc.	60,338	4,281
Weyerhaeuser Co.	94,012	4,256
Mosaic Co.	69,173	4,204
United States Steel Corp.	63,749	4,049
Sigma-Aldrich Corp.	54,092	2,903
Lubrizol Corp.	30,343	2,783
* Owens-Illinois Inc.	75,339	2,678
Vulcan Materials Co.	56,089	2,650
Walter Energy Inc.	23,515	2,170
Ball Corp.	39,677	2,118
Allegheny Technologies Inc.	39,228	2,118
Airgas Inc.	32,784	2,086
Eastman Chemical Co.	32,334	2,059
Celanese Corp. Class A	63,868	2,034
Terra Industries Inc.	44,212	2,023
MeadWestvaco Corp.	76,072	1,944
* Crown Holdings Inc.	72,072	1,943
CF Industries Holdings Inc.	20,457	1,865
FMC Corp.	30,518	1,848
Martin Marietta Materials Inc.	20,034	1,674
International Flavors & Fragrances Inc.	35,058	1,671
Ashland Inc.	31,652	1,670
Nalco Holding Co.	62,200	1,513

Steel Dynamics Inc.	86,069	1,504
Sealed Air Corp.	70,992	1,497
* Pactiv Corp.	59,405	1,496
Reliance Steel & Aluminum Co.	29,840	1,469
Albemarle Corp.	32,890	1,402
Sonoco Products Co.	44,918	1,383
Bemis Co. Inc.	47,910	1,376
Valspar Corp.	42,876	1,264
RPM International Inc.	57,802	1,233
* Domtar Corp.	18,900	1,217
Aptargroup Inc.	30,440	1,198
Compass Minerals International Inc.	14,380	1,154
Packaging Corp. of America	46,100	1,135
AK Steel Holding Corp.	49,117	1,123
Cytec Industries Inc.	21,936	1,025
Scotts Miracle-Gro Co. Class A	20,664	958
Temple-Inland Inc.	45,524	930
Royal Gold Inc.	19,639	908
* WR Grace & Co.	32,400	899
Huntsman Corp.	73,640	887
* Solutia Inc.	53,652	864
Cabot Corp.	28,412	864
* Titanium Metals Corp.	51,901	861
Commercial Metals Co.	50,600	762
Rock-Tenn Co. Class A	16,283	742
Carpenter Technology Corp.	19,800	725
Silgan Holdings Inc.	12,004	723
Olin Corp.	36,058	707
Sensient Technologies Corp.	21,917	637
* Intrepid Potash Inc.	20,134	611
Greif Inc. Class A	10,800	593
* Hecla Mining Co.	106,688	584
NewMarket Corp.	5,419	558
* Rockwood Holdings Inc.	19,678	524
Schnitzer Steel Industries Inc.	9,800	515
* Coeur d'Alene Mines Corp.	34,080	511
* Louisiana-Pacific Corp.	56,156	508
HB Fuller Co.	21,600	501
Eagle Materials Inc.	18,424	489
Worthington Industries Inc.	28,100	486
* OM Group Inc.	14,189	481
* PolyOne Corp.	46,070	472
* Allied Nevada Gold Corp.	27,900	462
Minerals Technologies Inc.	8,400	435
* Calgon Carbon Corp.	25,074	429
Arch Chemicals Inc.	11,550	397
Schweitzer-Mauduit International Inc.	7,953	378
Balchem Corp.	15,037	371
Texas Industries Inc.	10,600	362
Glatfelter	24,200	351
* Stillwater Mining Co.	26,295	341
* RTI International Metals Inc.	11,239	341
AMCOL International Corp.	11,900	324
* Century Aluminum Co.	22,900	315
A Schulman Inc.	11,900	291
* Ferro Corp.	29,776	262
Zep Inc.	11,856	259
* Clearwater Paper Corp.	5,225	257

*	Horsehead Holding Corp.	21,057	249
	Koppers Holdings Inc.	7,900	224
*	Buckeye Technologies Inc.	17,100	224
	Kaiser Aluminum Corp.	5,628	217
*	Spartech Corp.	18,400	215
*	Brush Engineered Materials Inc.	9,100	205
*	Wausau Paper Corp.	23,926	204
	Deltic Timber Corp.	4,500	198
*	Georgia Gulf Corp.	10,628	197
	Haynes International Inc.	5,495	195
	Innophos Holdings Inc.	6,900	192
	Westlake Chemical Corp.	7,142	184
*	Omnova Solutions Inc.	22,741	179
*	Graphic Packaging Holding Co.	49,359	178
*	Zoltek Cos. Inc.	18,234	176
	Stepan Co.	2,623	147
	AM Castle & Co.	10,173	133
	Olympic Steel Inc.	3,900	127
	Neenah Paper Inc.	7,004	111
*	KapStone Paper and Packaging Corp.	9,100	108
	Myers Industries Inc.	9,661	101
	Innospec Inc.	8,800	100
*	General Moly Inc.	29,329	97
	ICO Inc.	11,500	93
*	Boise Inc.	14,777	91
*	US Energy Corp. Wyoming	14,923	89
*	Landec Corp.	12,600	84
	Quaker Chemical Corp.	3,000	81
*	Headwaters Inc.	17,200	79
*	LSB Industries Inc.	4,778	73
*	Ampal American Israel Class A	24,444	68
*	Mercer International Inc.	12,482	66
*	US Gold Corp.	23,600	64
	American Vanguard Corp.	7,166	58
*	Penford Corp.	5,215	53
*	Senomyx Inc.	15,083	49
	Hawkins Inc.	1,800	44
*	Bway Holding Co.	1,864	37
*	ShengdaTech Inc.	4,715	35
*,^ China Green Agriculture Inc.		2,053	29
*	AEP Industries Inc.	1,000	26
*	Altair Nanotechnologies Inc.	33,400	24
*	Universal Stainless & Alloy	1,000	24
*	Nanophase Technologies Corp.	9,100	17
*,^ Flotek Industries Inc.		12,600	16
*	United States Lime & Minerals Inc.	162	6
*	US Concrete Inc.	15,006	6
*	Rock of Ages Corp.	1,410	5
			223,820
Telecommunication Services (1.6%)
	AT&T Inc.	2,617,936	67,647
	Verizon Communications Inc.	1,260,241	39,093
*	American Tower Corp. Class A	178,533	7,607
*	Crown Castle International Corp.	129,467	4,950
*	Sprint Nextel Corp.	1,293,907	4,917
	CenturyTel Inc.	132,327	4,692
	Qwest Communications International Inc.	689,408	3,599

* NII Holdings Inc.	73,918	3,079
Windstream Corp.	193,666	2,109
* SBA Communications Corp. Class A	46,600	1,681
* tw telecom inc Class A	67,054	1,217
* Level 3 Communications Inc.	732,771	1,187
Frontier Communications Corp.	140,644	1,046
* NeuStar Inc. Class A	33,530	845
Telephone & Data Systems Inc.	24,462	828
* MetroPCS Communications Inc.	110,851	785
* Syniverse Holdings Inc.	29,031	565
Telephone & Data Systems Inc. - Special Common Shares	17,799	531
* Leap Wireless International Inc.	27,724	454
* United States Cellular Corp.	9,149	379
* Cincinnati Bell Inc.	108,240	369
* AboveNet Inc.	5,760	292
NTELOS Holdings Corp.	15,531	276
* PAETEC Holding Corp.	53,124	249
Atlantic Tele-Network Inc.	5,185	233
* Premiere Global Services Inc.	27,209	225
Shenandoah Telecommunications Co.	11,140	209
Iowa Telecommunications Services Inc.	12,071	202
* Cogent Communications Group Inc.	17,360	181
Consolidated Communications Holdings Inc.	9,436	179
* Neutral Tandem Inc.	10,900	174
* Global Crossing Ltd.	10,800	164
Alaska Communications Systems Group Inc.	17,100	139
* Cbeyond Inc.	9,473	130
* General Communication Inc. Class A	21,846	126
USA Mobility Inc.	8,600	109
HickoryTech Corp.	10,322	91
* Vonage Holdings Corp.	57,100	77
* Kratos Defense & Security Solutions Inc.	5,043	72
* ICO Global Communications Holdings Ltd.	55,650	67
* SureWest Communications	6,700	58
* TerreStar Corp.	37,411	49
* IDT Corp. Class B	7,600	49
* FiberTower Corp.	9,204	43
* Arbinet Corp.	21,101	42
* 8x8 Inc.	27,550	40
* Globalstar Inc.	24,500	33
* IDT Corp.	266	1
		151,090
Utilities (2.1%)
Exelon Corp.	292,472	12,813
Southern Co.	355,000	11,772
Dominion Resources Inc.	264,945	10,892
Duke Energy Corp.	578,752	9,445
FPL Group Inc.	174,661	8,441
American Electric Power Co. Inc.	212,450	7,262
PG&E Corp.	164,956	6,997
Entergy Corp.	84,013	6,834
Public Service Enterprise Group Inc.	225,009	6,642
Consolidated Edison Inc.	122,474	5,455
FirstEnergy Corp.	135,556	5,299
Sempra Energy	103,795	5,179
Progress Energy Inc.	124,314	4,893
Edison International	137,610	4,702

PPL Corp.	167,664	4,646
Xcel Energy Inc.	203,052	4,305
Questar Corp.	77,508	3,348
DTE Energy Co.	73,341	3,271
* AES Corp.	296,916	3,266
Constellation Energy Group Inc.	80,154	2,814
Ameren Corp.	104,471	2,725
Wisconsin Energy Corp.	51,937	2,566
EQT Corp.	61,132	2,506
* NRG Energy Inc.	114,701	2,397
CenterPoint Energy Inc.	164,374	2,360
Northeast Utilities	78,394	2,167
Oneok Inc.	44,794	2,045
SCANA Corp.	52,399	1,970
NiSource Inc.	123,179	1,946
* Calpine Corp.	156,913	1,866
Allegheny Energy Inc.	75,159	1,729
Pinnacle West Capital Corp.	45,277	1,708
Pepco Holdings Inc.	99,564	1,708
MDU Resources Group Inc.	78,221	1,688
American Water Works Co. Inc.	77,460	1,686
NSTAR	47,498	1,682
OGE Energy Corp.	42,880	1,670
Alliant Energy Corp.	49,438	1,644
Integrys Energy Group Inc.	34,371	1,629
National Fuel Gas Co.	32,143	1,625
CMS Energy Corp.	103,251	1,596
TECO Energy Inc.	90,973	1,446
Energen Corp.	30,662	1,427
DPL Inc.	52,326	1,423
AGL Resources Inc.	34,279	1,325
NV Energy Inc.	105,469	1,300
UGI Corp.	48,700	1,293
ITC Holdings Corp.	22,362	1,230
Atmos Energy Corp.	41,836	1,195
Great Plains Energy Inc.	61,064	1,134
Westar Energy Inc.	48,914	1,091
Aqua America Inc.	60,999	1,072
Hawaiian Electric Industries Inc.	41,169	924
Piedmont Natural Gas Co. Inc.	33,000	910
Vectren Corp.	34,584	855
Nicor Inc.	20,344	853
WGL Holdings Inc.	22,524	780
IDACORP Inc.	21,150	732
Cleco Corp.	26,791	711
New Jersey Resources Corp.	18,900	710
* Mirant Corp.	64,918	705
Portland General Electric Co.	33,800	653
Southwest Gas Corp.	20,127	602
* RRI Energy Inc.	157,716	582
South Jersey Industries Inc.	13,400	563
Northwest Natural Gas Co.	11,850	552
Black Hills Corp.	17,415	529
Avista Corp.	25,386	526
PNM Resources Inc.	40,323	505
Unisource Energy Corp.	16,000	503
Allete Inc.	13,375	448
NorthWestern Corp.	15,983	429

*	El Paso Electric Co.			20,121	415
	MGE Energy Inc.			10,300	364
	California Water Service Group			9,613	362
	UIL Holdings Corp.			13,133	361
	Laclede Group Inc.			10,100	341
	American States Water Co.			9,057	314
	CH Energy Group Inc.			7,600	310
	Empire District Electric Co.			16,900	305
*	Dynegy Inc. Class A			232,802	293
	Ormat Technologies Inc.			9,113	256
	SJW Corp.			6,500	165
	Middlesex Water Co.			7,966	136
	Connecticut Water Service Inc.			5,347	124
	Southwest Water Co.			11,127	116
	Maine & Maritimes Corp.			1,900	83
	Central Vermont Public Service Corp.			4,130	83
*	Cadiz Inc.			5,495	70
	Chesapeake Utilities Corp.			2,275	68
	York Water Co.			4,641	64
	Unitil Corp.			2,700	63
	Consolidated Water Co. Ltd.			3,754	51
	Artesian Resources Corp. Class A			500	9
*	Synthesis Energy Systems Inc.			4,797	5
*	China Natural Gas Inc.			331	3
	RGC Resources Inc.			99	3
					200,561
Total Common Stocks (Cost $4,234,996)					5,739,646
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.1%)
U.S. Government Securities (13.1%)
	United States Treasury Note/Bond	2.125%	4/30/10	700	701
	United States Treasury Note/Bond	2.625%	5/31/10	5,375	5,396
	United States Treasury Note/Bond	2.875%	6/30/10	8,175	8,229
	United States Treasury Note/Bond	2.750%	7/31/10	1,550	1,563
	United States Treasury Note/Bond	4.125%	8/15/10	1,755	1,780
	United States Treasury Note/Bond	2.000%	9/30/10	450	454
	United States Treasury Note/Bond	4.250%	1/15/11	28,425	29,291
	United States Treasury Note/Bond	0.875%	2/28/11	17,150	17,220
	United States Treasury Note/Bond	4.500%	2/28/11	10,725	11,122
	United States Treasury Note/Bond	0.875%	3/31/11	6,075	6,100
	United States Treasury Note/Bond	0.875%	4/30/11	975	979
	United States Treasury Note/Bond	4.875%	4/30/11	5,800	6,074
	United States Treasury Note/Bond	0.875%	5/31/11	225	226
	United States Treasury Note/Bond	4.875%	5/31/11	400	420
	United States Treasury Note/Bond	1.125%	6/30/11	10,100	10,173
	United States Treasury Note/Bond	1.000%	7/31/11	10,300	10,353
	United States Treasury Note/Bond	1.000%	8/31/11	4,547	4,568
	United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,560
	United States Treasury Note/Bond	1.000%	9/30/11	23,000	23,093
	United States Treasury Note/Bond	4.500%	9/30/11	8,107	8,562
	United States Treasury Note/Bond	1.000%	10/31/11	2,225	2,233
	United States Treasury Note/Bond	1.750%	11/15/11	16,750	17,001
	United States Treasury Note/Bond	0.750%	11/30/11	5,875	5,867
	United States Treasury Note/Bond	4.500%	11/30/11	500	531
	United States Treasury Note/Bond	1.125%	12/15/11	25	25

United States Treasury Note/Bond	4.625%	12/31/11	225	240
United States Treasury Note/Bond	0.875%	1/31/12	100	100
United States Treasury Note/Bond	4.750%	1/31/12	825	883
United States Treasury Note/Bond	1.375%	2/15/12	19,850	20,005
United States Treasury Note/Bond	4.875%	2/15/12	1,025	1,100
United States Treasury Note/Bond	0.875%	2/29/12	6,375	6,362
United States Treasury Note/Bond	4.625%	2/29/12	500	535
United States Treasury Note/Bond	1.375%	3/15/12	14,750	14,863
United States Treasury Note/Bond	1.000%	3/31/12	40,150	40,131
United States Treasury Note/Bond	4.500%	3/31/12	9,175	9,810
United States Treasury Note/Bond	1.375%	4/15/12	25,825	26,007
United States Treasury Note/Bond	4.500%	4/30/12	22,775	24,398
United States Treasury Note/Bond	1.375%	5/15/12	16,075	16,175
United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,391
United States Treasury Note/Bond	4.875%	6/30/12	3,059	3,312
United States Treasury Note/Bond	1.750%	8/15/12	1,865	1,888
United States Treasury Note/Bond	4.250%	9/30/12	425	456
United States Treasury Note/Bond	1.375%	10/15/12	25	25
United States Treasury Note/Bond	1.375%	11/15/12	26,077	26,065
United States Treasury Note/Bond	4.000%	11/15/12	725	775
United States Treasury Note/Bond	1.125%	12/15/12	17,845	17,686
United States Treasury Note/Bond	1.375%	1/15/13	39,635	39,499
United States Treasury Note/Bond	1.375%	2/15/13	475	473
United States Treasury Note/Bond	3.875%	2/15/13	30,350	32,380
United States Treasury Note/Bond	2.750%	2/28/13	100	103
United States Treasury Note/Bond	1.375%	3/15/13	20,775	20,652
United States Treasury Note/Bond	3.625%	5/15/13	5,150	5,462
United States Treasury Note/Bond	3.500%	5/31/13	22,650	23,931
United States Treasury Note/Bond	3.375%	6/30/13	475	500
United States Treasury Note/Bond	4.250%	8/15/13	21,625	23,399
United States Treasury Note/Bond	3.125%	8/31/13	1,650	1,721
United States Treasury Note/Bond	3.125%	9/30/13	10,685	11,141
United States Treasury Note/Bond	2.750%	10/31/13	1,283	1,320
United States Treasury Note/Bond	4.250%	11/15/13	5,085	5,508
United States Treasury Note/Bond	2.000%	11/30/13	1,675	1,678
United States Treasury Note/Bond	1.500%	12/31/13	700	687
United States Treasury Note/Bond	1.750%	1/31/14	21,100	20,859
United States Treasury Note/Bond	4.000%	2/15/14	5	5
United States Treasury Note/Bond	1.875%	2/28/14	11,475	11,376
United States Treasury Note/Bond	1.750%	3/31/14	18,450	18,170
United States Treasury Note/Bond	1.875%	4/30/14	11,150	11,014
United States Treasury Note/Bond	4.750%	5/15/14	1,225	1,352
United States Treasury Note/Bond	2.625%	6/30/14	6,950	7,051
United States Treasury Note/Bond	2.625%	7/31/14	6,900	6,994
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,252
United States Treasury Note/Bond	2.375%	10/31/14	7,855	7,844
United States Treasury Note/Bond	2.125%	11/30/14	15,500	15,294
United States Treasury Note/Bond	2.625%	12/31/14	6,835	6,884
United States Treasury Note/Bond	4.000%	2/15/15	5,150	5,513
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,685
United States Treasury Note/Bond	2.375%	2/28/15	14,775	14,671
United States Treasury Note/Bond	4.125%	5/15/15	22,400	24,087
United States Treasury Note/Bond	4.250%	8/15/15	2,650	2,861
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,700
United States Treasury Note/Bond	4.500%	11/15/15	300	328
United States Treasury Note/Bond	9.875%	11/15/15	400	549
United States Treasury Note/Bond	4.500%	2/15/16	8,400	9,147
United States Treasury Note/Bond	2.625%	2/29/16	39,650	38,950

United States Treasury Note/Bond	2.375%	3/31/16	14,700	14,208
United States Treasury Note/Bond	2.625%	4/30/16	2,625	2,568
United States Treasury Note/Bond	5.125%	5/15/16	21,025	23,591
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,253
United States Treasury Note/Bond	3.250%	5/31/16	13,000	13,160
United States Treasury Note/Bond	3.000%	8/31/16	7,000	6,946
United States Treasury Note/Bond	3.000%	9/30/16	10,250	10,151
United States Treasury Note/Bond	3.125%	10/31/16	75	75
United States Treasury Note/Bond	7.500%	11/15/16	4,725	5,965
United States Treasury Note/Bond	2.750%	11/30/16	13,972	13,581
United States Treasury Note/Bond	3.125%	1/31/17	16,700	16,575
United States Treasury Note/Bond	4.625%	2/15/17	200	218
United States Treasury Note/Bond	3.000%	2/28/17	850	836
United States Treasury Note/Bond	3.250%	3/31/17	15,000	14,970
United States Treasury Note/Bond	8.750%	5/15/17	21,300	28,778
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,556
United States Treasury Note/Bond	4.250%	11/15/17	1,600	1,692
United States Treasury Note/Bond	3.500%	2/15/18	750	752
United States Treasury Note/Bond	3.875%	5/15/18	11,600	11,894
United States Treasury Note/Bond	4.000%	8/15/18	20,675	21,299
United States Treasury Note/Bond	3.750%	11/15/18	17,005	17,132
United States Treasury Note/Bond	2.750%	2/15/19	800	742
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,072
United States Treasury Note/Bond	3.625%	8/15/19	6,275	6,198
United States Treasury Note/Bond	3.375%	11/15/19	30,647	29,569
United States Treasury Note/Bond	3.625%	2/15/20	16,545	16,263
United States Treasury Note/Bond	8.750%	8/15/20	11,850	16,747
United States Treasury Note/Bond	7.875%	2/15/21	19,400	26,090
United States Treasury Note/Bond	8.125%	5/15/21	490	671
United States Treasury Note/Bond	8.125%	8/15/21	4,200	5,762
United States Treasury Note/Bond	8.000%	11/15/21	770	1,049
United States Treasury Note/Bond	7.125%	2/15/23	3,600	4,639
United States Treasury Note/Bond	6.250%	8/15/23	17,750	21,330
United States Treasury Note/Bond	6.875%	8/15/25	3,600	4,599
United States Treasury Note/Bond	6.750%	8/15/26	320	406
United States Treasury Note/Bond	6.625%	2/15/27	3,045	3,827
United States Treasury Note/Bond	6.375%	8/15/27	1,670	2,051
United States Treasury Note/Bond	5.500%	8/15/28	1,510	1,691
United States Treasury Note/Bond	5.250%	11/15/28	75	82
United States Treasury Note/Bond	5.250%	2/15/29	550	599
United States Treasury Note/Bond	6.125%	8/15/29	3,170	3,816
United States Treasury Note/Bond	6.250%	5/15/30	8,405	10,288
United States Treasury Note/Bond	5.375%	2/15/31	2,975	3,292
United States Treasury Note/Bond	4.500%	2/15/36	345	337
United States Treasury Note/Bond	4.750%	2/15/37	14,550	14,750
United States Treasury Note/Bond	5.000%	5/15/37	875	921
United States Treasury Note/Bond	4.375%	2/15/38	14,960	14,226
United States Treasury Note/Bond	3.500%	2/15/39	2,750	2,226
United States Treasury Note/Bond	4.250%	5/15/39	6,225	5,768
United States Treasury Note/Bond	4.500%	8/15/39	22,199	21,439
United States Treasury Note/Bond	4.375%	11/15/39	15,239	14,410
				1,242,828
Agency Bonds and Notes (2.8%)
2 American Express Bank FSB	3.150%	12/9/11	850	882
2 Bank of America Corp.	2.100%	4/30/12	2,650	2,697
2 Bank of America Corp.	3.125%	6/15/12	1,375	1,429
2 Bank of America Corp.	2.375%	6/22/12	225	231

2	Bank of America NA	1.700%	12/23/10	650	656
2	Bank of the West	2.150%	3/27/12	575	586
2	Citibank NA	1.625%	3/30/11	225	227
2	Citibank NA	1.500%	7/12/11	400	404
2	Citibank NA	1.375%	8/10/11	500	504
2	Citibank NA	1.250%	9/22/11	300	302
2	Citibank NA	1.875%	5/7/12	950	964
2	Citibank NA	1.750%	12/28/12	1,100	1,103
2	Citigroup Funding Inc.	1.375%	5/5/11	1,500	1,512
2	Citigroup Funding Inc.	2.000%	3/30/12	225	228
2	Citigroup Funding Inc.	2.125%	7/12/12	600	611
2	Citigroup Funding Inc.	1.875%	10/22/12	931	938
2	Citigroup Funding Inc.	2.250%	12/10/12	250	254
2	Citigroup Inc.	2.875%	12/9/11	1,050	1,083
2	Citigroup Inc.	2.125%	4/30/12	2,400	2,446
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,488
3	Federal Farm Credit Bank	2.625%	4/21/11	925	945
3	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,229
3	Federal Farm Credit Bank	3.875%	8/25/11	875	912
3	Federal Farm Credit Bank	2.125%	6/18/12	750	762
3	Federal Farm Credit Bank	4.500%	10/17/12	700	751
3	Federal Farm Credit Bank	1.875%	12/7/12	475	477
3	Federal Farm Credit Bank	1.750%	2/21/13	450	450
3	Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,011
3	Federal Farm Credit Bank	3.000%	9/22/14	600	610
3	Federal Farm Credit Bank	5.125%	8/25/16	925	1,010
3	Federal Farm Credit Bank	4.875%	1/17/17	850	913
3	Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	309
3	Federal Home Loan Banks	1.375%	5/16/11	5,750	5,796
3	Federal Home Loan Banks	3.125%	6/10/11	1,000	1,030
3	Federal Home Loan Banks	1.625%	7/27/11	6,275	6,350
3	Federal Home Loan Banks	5.375%	8/19/11	3,775	4,015
3	Federal Home Loan Banks	3.750%	9/9/11	325	338
3	Federal Home Loan Banks	3.625%	9/16/11	675	703
3	Federal Home Loan Banks	4.875%	11/18/11	1,650	1,756
3	Federal Home Loan Banks	1.000%	12/28/11	2,350	2,350
3	Federal Home Loan Banks	1.125%	5/18/12	850	848
3	Federal Home Loan Banks	1.875%	6/20/12	800	811
3	Federal Home Loan Banks	1.750%	8/22/12	575	580
3	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,512
[3,4] Federal Home Loan Banks		2.000%	10/5/12	830	835
3	Federal Home Loan Banks	1.500%	1/16/13	600	598
3	Federal Home Loan Banks	3.375%	2/27/13	850	890
3	Federal Home Loan Banks	1.625%	3/20/13	400	399
3	Federal Home Loan Banks	5.375%	6/14/13	250	277
3	Federal Home Loan Banks	5.125%	8/14/13	1,525	1,682
3	Federal Home Loan Banks	4.000%	9/6/13	1,000	1,066
3	Federal Home Loan Banks	5.250%	9/13/13	1,800	1,988
3	Federal Home Loan Banks	4.500%	9/16/13	5,000	5,415
3	Federal Home Loan Banks	3.625%	10/18/13	4,200	4,426
3	Federal Home Loan Banks	3.125%	12/13/13	2,250	2,322
3	Federal Home Loan Banks	5.500%	8/13/14	800	899
3	Federal Home Loan Banks	2.750%	12/12/14	125	125
3	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,335
3	Federal Home Loan Banks	4.750%	12/16/16	1,975	2,120
3	Federal Home Loan Banks	4.875%	5/17/17	400	431
3	Federal Home Loan Banks	5.000%	11/17/17	900	973
3	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,080

3	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,214
3	Federal Home Loan Banks	5.500%	7/15/36	250	258
3	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,200	1,214
3	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,554
3	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,717
3	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,776
3	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	509
3	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,851
3	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,414
3	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	2,825	2,805
3	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,740
3	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,300
3	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	2,008
3	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,816
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,258
3	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,764
3	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	6,875	7,022
3	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	705
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,323
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,234
3	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	329
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,467
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,601
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,700	3,608
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,013
3	Federal National Mortgage Assn.	5.125%	4/15/11	750	786
3	Federal National Mortgage Assn.	1.375%	4/28/11	2,050	2,069
3	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,736
3	Federal National Mortgage Assn.	1.000%	11/23/11	275	275
3	Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,135
3	Federal National Mortgage Assn.	0.875%	1/12/12	1,300	1,297
3	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,590
3	Federal National Mortgage Assn.	1.000%	4/4/12	425	424
3	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,187
3	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,396
3	Federal National Mortgage Assn.	1.750%	8/10/12	1,000	1,009
3	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,392
[3,4] Federal National Mortgage Assn.		1.600%	10/1/12	1,800	1,798
3	Federal National Mortgage Assn.	3.625%	2/12/13	1,225	1,291
3	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,381
3	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,394
3	Federal National Mortgage Assn.	4.625%	5/1/13	700	746
3	Federal National Mortgage Assn.	1.750%	5/7/13	1,200	1,197
[3,4] Federal National Mortgage Assn.		2.000%	5/24/13	1,000	1,000
3	Federal National Mortgage Assn.	2.875%	12/11/13	3,800	3,903
3	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,058
3	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,121
3	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,145
3	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,954
3	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,593
3	Federal National Mortgage Assn.	3.000%	9/16/14	800	815
3	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,346
3	Federal National Mortgage Assn.	2.625%	11/20/14	800	799
[3,4] Federal National Mortgage Assn.		3.000%	3/9/15	2,900	2,901
3	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,345
3	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,335
3	Federal National Mortgage Assn.	4.875%	12/15/16	525	567
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,148

3	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,254
3	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,160
3	Federal National Mortgage Assn.	6.625%	11/15/30	915	1,092
3	Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,134
3	Financing Corp. Fico	9.800%	4/6/18	500	692
3	Financing Corp. Fico	9.650%	11/2/18	475	660
2	General Electric Capital Corp.	3.000%	12/9/11	2,325	2,404
2	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,272
2	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,810
2	General Electric Capital Corp.	2.125%	12/21/12	825	836
2	General Electric Capital Corp.	2.625%	12/28/12	675	693
2	GMAC Inc.	1.750%	10/30/12	700	704
2	GMAC Inc.	2.200%	12/19/12	850	863
2	Goldman Sachs Group Inc.	1.700%	3/15/11	125	126
2	Goldman Sachs Group Inc.	1.625%	7/15/11	500	506
2	Goldman Sachs Group Inc.	2.150%	3/15/12	375	382
2	Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,408
2	HSBC USA Inc.	3.125%	12/16/11	750	778
	Israel Government AID Bond	5.500%	9/18/23	500	535
	Israel Government AID Bond	5.500%	12/4/23	375	401
	Israel Government AID Bond	5.500%	4/26/24	925	988
2	JPMorgan Chase & Co.	1.650%	2/23/11	900	910
2	JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,062
2	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,021
2	JPMorgan Chase & Co.	2.125%	6/22/12	700	713
2	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,419
2	Morgan Stanley	2.900%	12/1/10	650	660
2	Morgan Stanley	3.250%	12/1/11	1,475	1,532
2	Morgan Stanley	1.950%	6/20/12	1,375	1,395
2	PNC Funding Corp.	2.300%	6/22/12	875	895
	Private Export Funding Corp.	3.050%	10/15/14	150	150
	Private Export Funding Corp.	4.375%	3/15/19	350	347
	Private Export Funding Corp.	4.300%	12/15/21	125	118
2	Regions Bank	3.250%	12/9/11	1,000	1,038
2	Sovereign Bank	2.750%	1/17/12	350	361
3	Tennessee Valley Authority	4.500%	4/1/18	450	461
3	Tennessee Valley Authority	6.750%	11/1/25	100	117
3	Tennessee Valley Authority	7.125%	5/1/30	1,500	1,835
3	Tennessee Valley Authority	5.500%	6/15/38	225	229
3	Tennessee Valley Authority	5.250%	9/15/39	275	270
3	Tennessee Valley Authority	5.375%	4/1/56	375	372
2	US Central Federal Credit Union	1.900%	10/19/12	475	479
2	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,681
2	Wells Fargo & Co.	2.125%	6/15/12	425	433
2	Western Corporate Federal Credit Union	1.750%	11/2/12	250	251
					262,954
Conventional Mortgage-Backed Securities (11.6%)
[3,4] Fannie Mae Pool		4.000%	9/1/10–7/1/39	32,641	32,837
[3,4] Fannie Mae Pool		4.500%	7/1/11–4/1/40	73,828	75,651
[3,4] Fannie Mae Pool		5.000%	4/1/10–4/1/40	128,539	126,491
[3,4] Fannie Mae Pool		5.500%	12/1/14–4/1/40	133,277	141,268
[3,4] Fannie Mae Pool		6.000%	3/1/11–4/1/40	107,086	113,390
[3,4] Fannie Mae Pool		6.500%	9/1/10–1/1/39	32,779	35,720
[3,4] Fannie Mae Pool		7.000%	9/1/10–11/1/37	8,351	9,256
[3,4] Fannie Mae Pool		7.500%	1/1/11–12/1/32	1,184	1,316
[3,4] Fannie Mae Pool		8.000%	3/1/11–11/1/30	166	185
[3,4] Fannie Mae Pool		8.500%	11/1/18–9/1/30	116	132

[3,4] Fannie Mae Pool		9.000%	1/1/21–8/1/26	36	42
[3,4] Fannie Mae Pool		9.500%	5/1/16–2/1/25	9	11
[3,4] Fannie Mae Pool		10.000%	1/1/20–8/1/21	1	1
[3,4] Fannie Mae Pool		10.500%	8/1/20	1	1
[3,4] Freddie Mac Gold Pool		4.000%	6/1/10–4/1/40	19,546	19,813
[3,4] Freddie Mac Gold Pool		4.500%	4/1/10–4/1/40	58,036	59,439
[3,4] Freddie Mac Gold Pool		5.000%	10/1/11–4/1/40	86,191	89,810
[3,4] Freddie Mac Gold Pool		5.500%	11/1/13–4/1/40	101,991	106,493
[3,4] Freddie Mac Gold Pool		6.000%	8/1/10–4/1/40	71,830	64,538
[3,4] Freddie Mac Gold Pool		6.500%	9/1/10–1/1/39	17,466	19,082
[3,4] Freddie Mac Gold Pool		7.000%	8/1/10–2/1/37	3,753	4,156
[3,4] Freddie Mac Gold Pool		7.500%	7/1/10–1/1/32	495	549
[3,4] Freddie Mac Gold Pool		8.000%	6/1/12–10/1/31	509	564
[3,4] Freddie Mac Gold Pool		8.500%	4/1/20–5/1/30	68	76
[3,4] Freddie Mac Gold Pool		9.000%	10/1/21–4/1/30	48	53
[3,4] Freddie Mac Gold Pool		9.500%	4/1/16–4/1/25	15	15
[3,4] Freddie Mac Gold Pool		10.000%	3/1/17–4/1/25	8	9
[3,4] Freddie Mac Non Gold Pool		8.500%	12/1/16	1	1
4	Ginnie Mae I Pool	4.000%	8/15/39	3,707	3,633
4	Ginnie Mae I Pool	4.500%	8/15/18–4/1/40	38,491	39,043
4	Ginnie Mae I Pool	5.000%	1/15/18–4/1/40	55,380	57,682
4	Ginnie Mae I Pool	5.500%	3/15/15–4/1/40	32,429	34,444
4	Ginnie Mae I Pool	6.000% 12/15/13–12/15/38		13,227	14,241
4	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	4,824	5,284
4	Ginnie Mae I Pool	7.000%	11/15/11–8/15/32	2,226	2,457
4	Ginnie Mae I Pool	7.500%	10/15/10–3/15/32	604	667
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	422	463
4	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	46	49
4	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	92	103
4	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	21	22
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	4.500% 11/20/35–12/20/39		3,328	3,376
4	Ginnie Mae II Pool	5.000%	1/20/35–4/1/40	8,131	8,466
4	Ginnie Mae II Pool	5.500%	4/20/36–11/20/38	10,442	11,072
4	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	14,149	15,163
4	Ginnie Mae II Pool	6.500% 12/20/35–11/20/37		4,568	4,943
4	Ginnie Mae II Pool	7.000%	4/20/38	111	122
					1,102,130
Nonconventional Mortgage-Backed Securities (0.6%)
[3,4] Fannie Mae Pool		2.516%	12/1/34	978	994
[3,4] Fannie Mae Pool		2.693%	1/1/35	610	628
[3,4] Fannie Mae Pool		2.800%	10/1/34	605	617
[3,4] Fannie Mae Pool		2.808%	11/1/34	386	394
[3,4] Fannie Mae Pool		3.135%	9/1/34	178	183
[3,4] Fannie Mae Pool		3.305%	1/1/40	1,739	1,768
[3,4] Fannie Mae Pool		3.822%	4/1/37	601	624
[3,4] Fannie Mae Pool		4.134%	5/1/34	227	234
[3,4] Fannie Mae Pool		4.377%	8/1/35	632	651
[3,4] Fannie Mae Pool		4.424%	7/1/35	335	346
[3,4] Fannie Mae Pool		4.548%	11/1/34	1,147	1,197
[3,4] Fannie Mae Pool		4.616%	8/1/35	980	1,022
[3,4] Fannie Mae Pool		4.621%	9/1/34	504	523
[3,4] Fannie Mae Pool		4.621%	12/1/35	1,287	1,340
[3,4] Fannie Mae Pool		4.626%	11/1/33	205	212
[3,4] Fannie Mae Pool		4.722%	8/1/35	659	681
[3,4] Fannie Mae Pool		4.793%	6/1/34	424	447
[3,4] Fannie Mae Pool		4.866%	9/1/35	737	761

[3,4] Fannie Mae Pool	4.966%	10/1/35	1,181	1,223
[3,4] Fannie Mae Pool	5.021%	12/1/33	264	276
[3,4] Fannie Mae Pool	5.021%	2/1/36	418	434
[3,4] Fannie Mae Pool	5.024%	11/1/35	219	228
[3,4] Fannie Mae Pool	5.101%	5/1/37	723	751
[3,4] Fannie Mae Pool	5.135%	12/1/35	678	709
[3,4] Fannie Mae Pool	5.149%	1/1/36	733	764
[3,4] Fannie Mae Pool	5.189%	3/1/37	744	779
[3,4] Fannie Mae Pool	5.444%	2/1/36	376	391
[3,4] Fannie Mae Pool	5.536%	1/1/37	1,012	1,064
[3,4] Fannie Mae Pool	5.621%	7/1/36	201	212
[3,4] Fannie Mae Pool	5.662%	3/1/37	885	934
[3,4] Fannie Mae Pool	5.663%	6/1/36	709	750
[3,4] Fannie Mae Pool	5.673%	2/1/37	741	777
[3,4] Fannie Mae Pool	5.722%	3/1/37	863	910
[3,4] Fannie Mae Pool	5.750%	1/1/36	302	317
[3,4] Fannie Mae Pool	5.758%	4/1/37	310	324
[3,4] Fannie Mae Pool	5.764%	4/1/36	1,195	1,256
[3,4] Fannie Mae Pool	5.785%	4/1/37	1,365	1,437
[3,4] Fannie Mae Pool	5.846%	9/1/36	806	860
[3,4] Fannie Mae Pool	5.908%	11/1/36	2,196	2,318
[3,4] Fannie Mae Pool	5.996%	6/1/36	134	141
[3,4] Fannie Mae Pool	6.051%	8/1/37	648	676
[3,4] Fannie Mae Pool	6.506%	9/1/37	887	941
[3,4] Freddie Mac Non Gold Pool	2.666%	12/1/34	628	647
[3,4] Freddie Mac Non Gold Pool	2.946%	1/1/35	38	39
[3,4] Freddie Mac Non Gold Pool	3.076%	9/1/34	337	348
[3,4] Freddie Mac Non Gold Pool	3.087%	12/1/34	305	318
[3,4] Freddie Mac Non Gold Pool	3.169%	12/1/36	248	256
[3,4] Freddie Mac Non Gold Pool	3.315%	4/1/40	600	605
[3,4] Freddie Mac Non Gold Pool	3.632%	1/1/40	624	640
[3,4] Freddie Mac Non Gold Pool	4.331%	3/1/37	581	594
[3,4] Freddie Mac Non Gold Pool	4.369%	1/1/37	429	442
[3,4] Freddie Mac Non Gold Pool	4.543%	3/1/36	621	642
[3,4] Freddie Mac Non Gold Pool	4.597%	11/1/34	786	817
[3,4] Freddie Mac Non Gold Pool	4.626%	7/1/35	656	679
[3,4] Freddie Mac Non Gold Pool	4.986%	5/1/35	967	1,005
[3,4] Freddie Mac Non Gold Pool	5.292%	3/1/36	1,028	1,071
[3,4] Freddie Mac Non Gold Pool	5.338%	12/1/35	549	576
[3,4] Freddie Mac Non Gold Pool	5.433%	4/1/37	1,322	1,393
[3,4] Freddie Mac Non Gold Pool	5.441%	3/1/37	726	765
[3,4] Freddie Mac Non Gold Pool	5.503%	2/1/36	803	841
[3,4] Freddie Mac Non Gold Pool	5.556%	4/1/37	883	924
[3,4] Freddie Mac Non Gold Pool	5.557%	5/1/36	386	401
[3,4] Freddie Mac Non Gold Pool	5.650%	12/1/36	331	348
[3,4] Freddie Mac Non Gold Pool	5.652%	4/1/37	551	572
[3,4] Freddie Mac Non Gold Pool	5.721%	6/1/37	923	975
[3,4] Freddie Mac Non Gold Pool	5.723%	9/1/36	785	825
[3,4] Freddie Mac Non Gold Pool	5.757%	5/1/36	399	419
[3,4] Freddie Mac Non Gold Pool	5.826%	12/1/36	394	416
[3,4] Freddie Mac Non Gold Pool	5.873%	5/1/37	1,659	1,748
[3,4] Freddie Mac Non Gold Pool	5.905%	8/1/37	595	628
[3,4] Freddie Mac Non Gold Pool	5.959%	10/1/37	274	290
[3,4] Freddie Mac Non Gold Pool	6.453%	2/1/37	469	500
				50,818
Total U.S. Government and Agency Obligations (Cost $2,604,280)				2,658,730

Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
4	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	325	323
4	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	149
4	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,710
[4,5] Banc of America Commercial Mortgage Inc.		5.039%	11/10/42	125	126
4	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	400	358
4	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,608
4	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,219
[4,5] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	10	9
4	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,171
[4,5] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	20	18
4	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,300	1,329
4	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	295	256
[4,5] Banc of America Commercial Mortgage Inc.		5.179%	9/10/47	100	91
4	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	810
4	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	107
[4,5] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	125	68
[4,5] Banc of America Commercial Mortgage Inc.		6.181%	2/10/51	1,400	1,416
6	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,375
4	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	2,000	2,064
4	Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	250	260
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	250	218
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	125	81
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	275	238
4	Bear Stearns Commercial Mortgage
	Securities	5.455%	3/11/39	125	128
4	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	450	464
4	Bear Stearns Commercial Mortgage
	Securities	5.667%	6/11/40	2,125	2,197
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	125	75
4	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	30	24
4	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	160	143
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	65	57
4	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	250	252
4	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,575	1,627
4	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	500	504
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	335	275
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	200	130
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	850	876
4	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	800	772

4	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	400	392
[4,5] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	400	330
4	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,338
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	471
4	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,795
4	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	252
4	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,319	1,359
4	Chase Issuance Trust	4.650%	12/17/12	3,300	3,370
4	Chase Issuance Trust	5.400%	7/15/15	400	441
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	205
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,166
4	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	261
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	195
4	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	200
4	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	49
[4,5] Citigroup Commercial Mortgage Trust		5.729%	3/15/49	550	568
4	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	325	297
[4,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	275	232
[4,5] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	225	226
[4,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	400	401
[4,5] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	175	139
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	1,100	1,135
[4,5] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	525	488
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,650	1,669
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	356
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,400	1,432
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	950	925
[4,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	354	374
4	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	800	810
4	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	250	256
4	Commercial Mortgage Pass Through
	Certificates	5.765%	6/10/46	1,255	1,293
[4,5] Commercial Mortgage Pass Through
	Certificates	5.791%	6/10/46	200	180
4	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	200	205
[4,5] Commercial Mortgage Pass Through
	Certificates	5.816%	12/10/49	900	907
[4,5] Countrywide Home Loan Mortgage Pass
	Through Trust	4.051%	5/25/33	322	278
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	1,500	1,528
4	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	50	41
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	1,000	1,024

4	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	575	583
[4,5] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	105	96
4	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	1,800	1,838
4	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	52	45
4	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,475	1,439
4	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	1,550	1,564
[4,5] Credit Suisse Mortgage Capital Certificates		5.549%	2/15/39	400	342
[4,5] Credit Suisse Mortgage Capital Certificates		5.723%	6/15/39	1,750	1,552
4	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	56
4	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	749
4	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	110	88
4	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	468
[4,5] CW Capital Cobalt Ltd.		5.820%	5/15/46	1,400	1,323
4	Discover Card Master Trust	5.650%	12/15/15	1,650	1,816
4	Discover Card Master Trust	5.650%	3/16/20	375	416
[4,5] First Union Commercial Mortgage Trust		6.639%	10/15/35	597	603
4	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	550	573
4	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	227
4	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	32	33
4	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,028
[4,5] GE Capital Commercial Mortgage Corp.		5.334%	3/10/44	1,350	1,392
[4,5] GE Capital Commercial Mortgage Corp.		5.332%	11/10/45	380	346
4	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	131	131
4	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	614	635
4	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	75
4	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	650	658
4	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	304
4	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	66
4	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	515
4	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,295
4	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	204	207
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,402
[4,5] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	275	253
[4,5] Greenwich Capital Commercial Funding Corp.		5.886%	7/10/38	225	190
4	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	61
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,935
4	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	978
[4,5] GS Mortgage Securities Corp. II		5.553%	4/10/38	700	702
[4,5] GS Mortgage Securities Corp. II		5.622%	4/10/38	250	216
4	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,872
4	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	635
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	203	207
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	350	361
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	150	153
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	100	81
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	600	606
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	28	24

[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	950	977
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	110	109
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	6/12/41	560	577
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	124
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	10	9
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	545	551
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	350	361
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.438%	12/12/44	150	128
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.222%	12/15/44	175	162
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	1,050	1,096
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	80	69
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	75	47
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	375	323
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	225	188
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	500	492
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	700	727
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	1,105	1,093
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	650	655
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,655	1,605
[4,5] LB Commercial Conduit Mortgage Trust		5.949%	7/15/44	590	423
4	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,254
4	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	583
4	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	77	77
4	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,262
4	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	115
4	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	1,024
4	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	256
4	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	550	561
[4,5] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	400	414
4	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,531
[4,5] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,000	1,007
4	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	91
4	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	175
4	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	584
4	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	187
[4,5] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	180	141
[4,5] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	35	33
[4,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	260	217
[4,5] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	1,825	1,926

4	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	925	927
4	Merrill Lynch Mortgage Trust	5.236%	11/12/35	750	785
4	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	37
4	Merrill Lynch Mortgage Trust	5.655%	5/12/39	350	357
[4,5] Merrill Lynch Mortgage Trust		5.656%	5/12/39	100	85
4	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	202
[4,5] Merrill Lynch Mortgage Trust		5.802%	8/12/43	150	101
[4,5] Merrill Lynch Mortgage Trust		5.291%	1/12/44	1,650	1,706
[4,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	1,450	1,422
[4,5] Merrill Lynch Mortgage Trust		5.827%	6/12/50	165	132
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	253
4	Merrill Lynch Mortgage Trust	5.690%	2/12/51	650	598
[4,5] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.516%	2/12/39	25	17
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	1,250	1,324
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	160	136
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,575	1,387
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	725	742
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	750	682
[4,5] Morgan Stanley Capital I		5.110%	6/15/40	950	953
4	Morgan Stanley Capital I	5.270%	6/13/41	400	412
[4,5] Morgan Stanley Capital I		5.811%	8/12/41	110	101
4	Morgan Stanley Capital I	5.328%	11/12/41	250	253
4	Morgan Stanley Capital I	5.360%	11/12/41	375	329
4	Morgan Stanley Capital I	4.970%	12/15/41	675	693
4	Morgan Stanley Capital I	5.168%	1/14/42	425	445
[4,5] Morgan Stanley Capital I		5.649%	6/11/42	850	890
[4,5] Morgan Stanley Capital I		5.649%	6/11/42	25	22
4	Morgan Stanley Capital I	4.989%	8/13/42	1,350	1,383
4	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,217
4	Morgan Stanley Capital I	5.766%	10/15/42	550	572
[4,5] Morgan Stanley Capital I		5.770%	10/15/42	200	155
[4,5] Morgan Stanley Capital I		5.770%	10/15/42	15	13
[4,5] Morgan Stanley Capital I		5.208%	11/14/42	650	661
[4,5] Morgan Stanley Capital I		5.208%	11/14/42	35	32
4	Morgan Stanley Capital I	6.280%	1/11/43	1,525	1,628
4	Morgan Stanley Capital I	5.332%	12/15/43	350	350
[4,5] Morgan Stanley Capital I		5.385%	3/12/44	500	513
[4,5] Morgan Stanley Capital I		5.773%	7/12/44	250	223
4	Morgan Stanley Capital I	4.660%	9/13/45	250	253
[4,5] Morgan Stanley Capital I		5.685%	4/15/49	250	163
[4,5] Morgan Stanley Capital I		5.692%	4/15/49	500	453
[4,5] Morgan Stanley Capital I		5.544%	11/12/49	425	370
4	Morgan Stanley Capital I	5.809%	12/12/49	590	567
4	Morgan Stanley Capital I	5.090%	10/12/52	500	507
[4,5] Morgan Stanley Capital I		5.204%	10/12/52	260	240
4	Morgan Stanley Capital I	4.770%	7/15/56	170	135
4	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	1,300	1,321
4	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	443	466
4	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	650	667
6	Nationwide Building Society	5.500%	7/18/12	2,000	2,136
4	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	507
6	Northern Rock Asset Management PLC	5.625%	6/22/17	2,500	2,469

4	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	245	248
4	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,366
4	USAA Auto Owner Trust	4.710%	2/18/14	925	981
[4,5] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	150	158
[4,5] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	550	568
4	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	251
4	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	511
4	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	343	346
[4,5] Wachovia Bank Commercial Mortgage Trust		5.238%	7/15/41	1,250	1,267
4	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,157
[4,5] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	400	415
[4,5] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	75	61
4	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	359
[4,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	900	934
[4,5] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	275	237
4	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,081
4	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	150	123
[4,5] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	950	993
[4,5] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	1,600	1,667
[4,5] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	10	9
[4,5] Wachovia Bank Commercial Mortgage Trust		5.967%	6/15/45	67	59
[4,5] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	950	932
[4,5] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	240	186
4	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,536
4	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	725	620
4	World Omni Auto Receivables Trust	3.940%	10/15/12	674	687
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $142,872)					152,153
Corporate Bonds (7.5%)
Finance (2.7%)
	Banking (1.8%)
	American Express Bank FSB	5.550%	10/17/12	375	403
	American Express Bank FSB	6.000%	9/13/17	525	559
	American Express Centurion Bank	5.550%	10/17/12	250	268
	American Express Centurion Bank	5.950%	6/12/17	75	80
	American Express Centurion Bank	6.000%	9/13/17	1,450	1,541
	American Express Co.	7.250%	5/20/14	425	481
	American Express Co.	5.500%	9/12/16	350	367
	American Express Co.	6.150%	8/28/17	225	242
	American Express Co.	7.000%	3/19/18	1,000	1,131
	American Express Co.	8.125%	5/20/19	400	483
4	American Express Co.	6.800%	9/1/66	450	440
	American Express Credit Corp.	7.300%	8/20/13	450	507
	American Express Credit Corp.	5.125%	8/25/14	275	291
6	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	125	131
	Banco Santander Chile	2.875%	11/13/12	250	249
	Bank of America Corp.	4.250%	10/1/10	300	306
	Bank of America Corp.	5.375%	9/11/12	1,025	1,090
	Bank of America Corp.	4.875%	9/15/12	75	79
	Bank of America Corp.	4.875%	1/15/13	750	784
	Bank of America Corp.	7.375%	5/15/14	1,025	1,152
	Bank of America Corp.	5.375%	6/15/14	175	184
	Bank of America Corp.	5.125%	11/15/14	1,075	1,114
	Bank of America Corp.	5.250%	12/1/15	275	282
	Bank of America Corp.	6.500%	8/1/16	750	811
	Bank of America Corp.	5.750%	8/15/16	275	282
	Bank of America Corp.	5.625%	10/14/16	75	77

	Bank of America Corp.	5.420%	3/15/17	925	914
	Bank of America Corp.	5.650%	5/1/18	1,550	1,570
	Bank of America Corp.	7.625%	6/1/19	400	457
	Bank of America NA	5.300%	3/15/17	325	322
	Bank of America NA	6.100%	6/15/17	350	361
	Bank of America NA	6.000%	10/15/36	600	554
	Bank of New York Mellon Corp.	4.950%	1/14/11	500	517
	Bank of New York Mellon Corp.	4.950%	11/1/12	425	461
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	263
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,150	1,228
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	374
	Bank of Nova Scotia	2.250%	1/22/13	375	378
	Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	175	187
	Bank One Corp.	5.900%	11/15/11	50	53
	Bank One Corp.	5.250%	1/30/13	925	989
	Bank One Corp.	4.900%	4/30/15	475	493
	Barclays Bank PLC	2.500%	1/23/13	425	426
	Barclays Bank PLC	5.000%	9/22/16	200	206
	Barclays Bank PLC	6.750%	5/22/19	1,200	1,325
	Barclays Bank PLC	5.125%	1/8/20	1,300	1,281
	BB&T Capital Trust II	6.750%	6/7/36	1,100	1,084
	BB&T Corp.	6.500%	8/1/11	375	397
	BB&T Corp.	3.850%	7/27/12	225	235
	BB&T Corp.	5.700%	4/30/14	275	300
	BB&T Corp.	6.850%	4/30/19	275	312
	BB&T Corp.	5.250%	11/1/19	200	201
	Bear Stearns Cos. LLC	5.350%	2/1/12	400	427
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,751
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,047
	Bear Stearns Cos. LLC	5.550%	1/22/17	1,150	1,196
	Bear Stearns Cos. LLC	6.400%	10/2/17	800	885
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	433
	BNP Paribas	3.250%	3/11/15	75	75
	BNP Paribas US Medium-Term Note Program
	LLC	2.125%	12/21/12	800	811
	Branch Banking & Trust Co.	5.625%	9/15/16	100	104
6	Canadian Imperial Bank of Commerce	2.000%	2/4/13	350	348
	Capital One Bank USA NA	8.800%	7/15/19	800	967
	Capital One Capital III	7.686%	8/15/36	525	501
	Capital One Capital IV	6.745%	2/17/37	300	257
	Capital One Financial Corp.	5.700%	9/15/11	375	394
	Capital One Financial Corp.	4.800%	2/21/12	50	52
	Capital One Financial Corp.	5.500%	6/1/15	225	235
	Capital One Financial Corp.	6.150%	9/1/16	50	52
	Capital One Financial Corp.	5.250%	2/21/17	50	51
	Capital One Financial Corp.	6.750%	9/15/17	650	718
[4,6] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,700	1,875
	Citigroup Inc.	5.100%	9/29/11	675	703
	Citigroup Inc.	6.000%	2/21/12	175	186
	Citigroup Inc.	5.300%	10/17/12	1,300	1,365
	Citigroup Inc.	5.500%	4/11/13	75	79
	Citigroup Inc.	6.500%	8/19/13	500	539
	Citigroup Inc.	5.125%	5/5/14	100	103
	Citigroup Inc.	6.375%	8/12/14	1,500	1,602
	Citigroup Inc.	5.000%	9/15/14	3,325	3,315
	Citigroup Inc.	5.500%	10/15/14	875	907
	Citigroup Inc.	5.300%	1/7/16	275	279
	Citigroup Inc.	5.500%	2/15/17	100	99

Citigroup Inc.	6.125%	11/21/17	1,075	1,104
Citigroup Inc.	6.125%	5/15/18	1,250	1,276
Citigroup Inc.	8.500%	5/22/19	625	730
Citigroup Inc.	6.625%	6/15/32	1,050	982
Citigroup Inc.	5.875%	2/22/33	600	520
Citigroup Inc.	6.000%	10/31/33	525	459
Citigroup Inc.	5.850%	12/11/34	50	45
Citigroup Inc.	5.875%	5/29/37	225	203
Citigroup Inc.	6.875%	3/5/38	1,375	1,395
Citigroup Inc.	8.125%	7/15/39	1,000	1,151
Comerica Bank	5.200%	8/22/17	300	290
Compass Bank	6.400%	10/1/17	150	151
Compass Bank	5.900%	4/1/26	225	198
6 Corestates Capital I	8.000%	12/15/26	1,200	1,206
Countrywide Financial Corp.	5.800%	6/7/12	50	53
Credit Suisse	5.000%	5/15/13	425	456
Credit Suisse	5.500%	5/1/14	700	762
Credit Suisse	3.500%	3/23/15	900	898
Credit Suisse	6.000%	2/15/18	1,025	1,085
Credit Suisse	5.300%	8/13/19	950	975
4 Credit Suisse	5.860%	5/15/49	450	422
Credit Suisse AG	5.400%	1/14/20	200	202
Credit Suisse USA Inc.	4.875%	8/15/10	225	229
Credit Suisse USA Inc.	6.125%	11/15/11	250	268
Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,086
Credit Suisse USA Inc.	5.125%	1/15/14	50	53
Credit Suisse USA Inc.	4.875%	1/15/15	235	249
Credit Suisse USA Inc.	5.125%	8/15/15	315	337
Credit Suisse USA Inc.	5.850%	8/16/16	750	804
Credit Suisse USA Inc.	7.125%	7/15/32	200	237
Deutsche Bank AG	5.375%	10/12/12	1,400	1,523
Deutsche Bank AG	4.875%	5/20/13	875	937
Deutsche Bank AG	6.000%	9/1/17	600	657
Deutsche Bank Financial LLC	5.375%	3/2/15	900	951
FIA Card Services NA	6.625%	6/15/12	350	377
Fifth Third Bancorp	6.250%	5/1/13	675	729
Fifth Third Bancorp	8.250%	3/1/38	200	210
Fifth Third Bank	4.750%	2/1/15	325	329
First Niagara Financial Group Inc.	6.750%	3/19/20	75	76
First Tennessee Bank NA	5.050%	1/15/15	200	188
FleetBoston Financial Corp.	6.875%	1/15/28	600	607
Golden West Financial Corp.	4.750%	10/1/12	375	394
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,035
4 Goldman Sachs Capital II	5.793%	12/29/49	550	464
Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,414
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	300	311
Goldman Sachs Group Inc.	5.700%	9/1/12	25	27
Goldman Sachs Group Inc.	5.450%	11/1/12	900	973
Goldman Sachs Group Inc.	5.250%	4/1/13	875	935
Goldman Sachs Group Inc.	4.750%	7/15/13	525	555
Goldman Sachs Group Inc.	5.250%	10/15/13	125	134
Goldman Sachs Group Inc.	5.150%	1/15/14	600	638
Goldman Sachs Group Inc.	6.000%	5/1/14	1,100	1,205
Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,601
Goldman Sachs Group Inc.	5.125%	1/15/15	400	422
Goldman Sachs Group Inc.	5.350%	1/15/16	875	920
Goldman Sachs Group Inc.	5.750%	10/1/16	500	534

Goldman Sachs Group Inc.	5.625%	1/15/17	625	640
Goldman Sachs Group Inc.	6.250%	9/1/17	400	430
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,232
Goldman Sachs Group Inc.	6.150%	4/1/18	100	106
Goldman Sachs Group Inc.	7.500%	2/15/19	125	142
Goldman Sachs Group Inc.	5.375%	3/15/20	200	198
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,320
Goldman Sachs Group Inc.	6.450%	5/1/36	450	432
Goldman Sachs Group Inc.	6.750%	10/1/37	975	967
6 HBOS PLC	6.750%	5/21/18	425	390
HSBC Bank USA NA	4.625%	4/1/14	250	261
HSBC Bank USA NA	5.875%	11/1/34	300	290
HSBC Bank USA NA	5.625%	8/15/35	625	583
HSBC Holdings PLC	7.625%	5/17/32	400	448
HSBC Holdings PLC	7.350%	11/27/32	400	440
HSBC Holdings PLC	6.500%	5/2/36	600	622
HSBC Holdings PLC	6.500%	9/15/37	575	595
HSBC Holdings PLC	6.800%	6/1/38	75	81
6 ICICI Bank Ltd.	6.625%	10/3/12	25	27
JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,266
JP Morgan Chase Capital XX	6.550%	9/29/36	600	560
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	602
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	719
JPMorgan Chase & Co.	4.500%	1/15/12	450	474
JPMorgan Chase & Co.	6.625%	3/15/12	425	463
JPMorgan Chase & Co.	5.375%	10/1/12	650	704
JPMorgan Chase & Co.	5.750%	1/2/13	350	379
JPMorgan Chase & Co.	4.750%	5/1/13	225	240
JPMorgan Chase & Co.	5.375%	1/15/14	100	108
JPMorgan Chase & Co.	5.125%	9/15/14	2,375	2,516
JPMorgan Chase & Co.	3.700%	1/20/15	225	226
JPMorgan Chase & Co.	5.150%	10/1/15	675	710
JPMorgan Chase & Co.	6.000%	1/15/18	200	216
JPMorgan Chase & Co.	6.300%	4/23/19	825	906
JPMorgan Chase & Co.	4.950%	3/25/20	125	124
JPMorgan Chase & Co.	6.400%	5/15/38	75	81
JPMorgan Chase Bank NA	5.875%	6/13/16	725	776
KeyBank NA	5.800%	7/1/14	150	153
KeyBank NA	4.950%	9/15/15	725	715
KeyBank NA	5.450%	3/3/16	300	295
KeyCorp	6.500%	5/14/13	50	53
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	327
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	640
MBNA Corp.	6.125%	3/1/13	500	537
MBNA Corp.	5.000%	6/15/15	400	399
Mellon Funding Corp.	5.000%	12/1/14	250	268
Merrill Lynch & Co. Inc.	5.770%	7/25/11	100	105
Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	187
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	502
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,023
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,108
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	131
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,278
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	613
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,225	1,216
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,054
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,347
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	723

	Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	208
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	775	856
	Morgan Stanley	6.750%	4/15/11	425	449
	Morgan Stanley	5.625%	1/9/12	650	691
	Morgan Stanley	5.750%	8/31/12	100	107
	Morgan Stanley	4.750%	4/1/14	1,200	1,227
	Morgan Stanley	6.000%	5/13/14	1,050	1,132
	Morgan Stanley	4.200%	11/20/14	1,100	1,103
	Morgan Stanley	4.100%	1/26/15	975	970
	Morgan Stanley	6.000%	4/28/15	850	911
	Morgan Stanley	5.375%	10/15/15	650	676
	Morgan Stanley	5.750%	10/18/16	425	440
	Morgan Stanley	5.450%	1/9/17	975	992
	Morgan Stanley	5.550%	4/27/17	250	255
	Morgan Stanley	5.950%	12/28/17	700	720
	Morgan Stanley	6.625%	4/1/18	1,325	1,415
	Morgan Stanley	7.300%	5/13/19	1,125	1,243
	Morgan Stanley	5.625%	9/23/19	825	819
	Morgan Stanley	5.500%	1/26/20	900	883
	Morgan Stanley	6.250%	8/9/26	1,050	1,075
	National City Corp.	4.900%	1/15/15	500	529
4	National City Preferred Capital Trust I	12.000%	12/31/49	500	583
	North American Development Bank	4.375%	2/11/20	125	123
	Northern Trust Co.	6.500%	8/15/18	75	84
	Northern Trust Corp.	5.500%	8/15/13	100	110
	Northern Trust Corp.	4.625%	5/1/14	125	134
	PNC Bank NA	4.875%	9/21/17	525	524
	PNC Bank NA	6.000%	12/7/17	350	369
	PNC Funding Corp.	3.625%	2/8/15	500	503
	PNC Funding Corp.	5.250%	11/15/15	250	263
	PNC Funding Corp.	6.700%	6/10/19	50	56
	PNC Funding Corp.	5.125%	2/8/20	325	328
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	1,250	1,250
6	Royal Bank of Scotland PLC	4.875%	8/25/14	700	704
	Royal Bank of Scotland PLC	4.875%	3/16/15	500	499
	SouthTrust Corp.	5.800%	6/15/14	300	319
	Sovereign Bank	5.125%	3/15/13	250	253
[4,6] Standard Chartered PLC		6.409%	12/31/49	300	270
	State Street Bank and Trust Co.	5.300%	1/15/16	300	318
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	660
	SunTrust Bank	6.375%	4/1/11	200	209
	SunTrust Bank	5.200%	1/17/17	750	734
	SunTrust Bank	5.450%	12/1/17	100	99
	SunTrust Bank	7.250%	3/15/18	75	80
	SunTrust Capital VIII	6.100%	12/15/36	115	94
	UBS AG	7.000%	10/15/15	750	809
	UBS AG	5.875%	12/20/17	1,225	1,269
	UBS AG	5.750%	4/25/18	50	51
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	561
	Union Bank NA	5.950%	5/11/16	450	470
	UnionBanCal Corp.	5.250%	12/16/13	150	161
	US Bancorp	4.200%	5/15/14	600	628
	US Bancorp	3.150%	3/4/15	100	100
	US Bank NA	6.375%	8/1/11	250	267
	US Bank NA	6.300%	2/4/14	250	279
	US Bank NA	4.950%	10/30/14	175	187
4	USB Capital IX	6.189%	4/15/49	300	255
	USB Capital XIII Trust	6.625%	12/15/39	125	126

Wachovia Bank NA	4.800%	11/1/14	500	516
Wachovia Bank NA	4.875%	2/1/15	1,030	1,077
Wachovia Bank NA	5.850%	2/1/37	425	399
Wachovia Bank NA	6.600%	1/15/38	350	361
Wachovia Corp.	5.300%	10/15/11	175	185
Wachovia Corp.	5.500%	5/1/13	600	652
Wachovia Corp.	4.875%	2/15/14	345	359
Wachovia Corp.	5.250%	8/1/14	100	105
Wachovia Corp.	5.625%	10/15/16	500	527
Wachovia Corp.	5.750%	6/15/17	300	320
Wachovia Corp.	5.750%	2/1/18	100	106
Wachovia Corp.	7.500%	4/15/35	150	166
Wachovia Corp.	5.500%	8/1/35	200	175
Wachovia Corp.	6.550%	10/15/35	100	100
Wells Fargo & Co.	4.875%	1/12/11	625	645
Wells Fargo & Co.	5.300%	8/26/11	575	606
Wells Fargo & Co.	5.250%	10/23/12	1,100	1,185
Wells Fargo & Co.	4.375%	1/31/13	275	290
Wells Fargo & Co.	4.950%	10/16/13	375	396
Wells Fargo & Co.	3.750%	10/1/14	700	709
Wells Fargo & Co.	3.625%	4/15/15	25	25
Wells Fargo & Co.	5.625%	12/11/17	550	582
Wells Fargo Bank NA	4.750%	2/9/15	2,175	2,258
Wells Fargo Bank NA	5.750%	5/16/16	250	269
Wells Fargo Bank NA	5.950%	8/26/36	500	477
Wells Fargo Capital X	5.950%	12/15/36	425	382
4 Wells Fargo Capital XIII	7.700%	12/29/49	450	464
4 Wells Fargo Capital XV	9.750%	12/29/49	100	112
Westpac Banking Corp.	2.250%	11/19/12	475	478
Westpac Banking Corp.	4.200%	2/27/15	750	771
Westpac Banking Corp.	4.875%	11/19/19	475	468

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	568
BlackRock Inc.	2.250%	12/10/12	200	202
BlackRock Inc.	3.500%	12/10/14	175	177
BlackRock Inc.	6.250%	9/15/17	300	327
Charles Schwab Corp.	4.950%	6/1/14	625	669
Jefferies Group Inc.	8.500%	7/15/19	550	612
Jefferies Group Inc.	6.450%	6/8/27	475	424
Lazard Group LLC	6.850%	6/15/17	450	455
Nomura Holdings Inc.	5.000%	3/4/15	375	382
Nomura Holdings Inc.	6.700%	3/4/20	100	104
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	101
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	151
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	101

Finance Companies (0.3%)
Block Financial LLC	7.875%	1/15/13	125	141
GATX Corp.	4.750%	10/1/12	150	156
General Electric Capital Corp.	5.000%	11/15/11	350	369
General Electric Capital Corp.	4.375%	11/21/11	75	78
General Electric Capital Corp.	5.875%	2/15/12	225	242
General Electric Capital Corp.	4.375%	3/3/12	1,275	1,336
General Electric Capital Corp.	5.000%	4/10/12	250	265
General Electric Capital Corp.	6.000%	6/15/12	925	1,002
General Electric Capital Corp.	3.500%	8/13/12	400	413
General Electric Capital Corp.	5.250%	10/19/12	3,525	3,780

General Electric Capital Corp.	2.800%	1/8/13	525	532
General Electric Capital Corp.	5.450%	1/15/13	325	351
General Electric Capital Corp.	4.800%	5/1/13	225	239
General Electric Capital Corp.	5.900%	5/13/14	725	798
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,565
General Electric Capital Corp.	5.650%	6/9/14	150	161
General Electric Capital Corp.	3.750%	11/14/14	600	607
General Electric Capital Corp.	5.400%	2/15/17	1,000	1,045
General Electric Capital Corp.	5.625%	9/15/17	325	342
General Electric Capital Corp.	5.625%	5/1/18	1,000	1,042
General Electric Capital Corp.	6.000%	8/7/19	625	660
General Electric Capital Corp.	5.500%	1/8/20	175	178
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,251
General Electric Capital Corp.	6.150%	8/7/37	400	389
General Electric Capital Corp.	5.875%	1/14/38	975	925
General Electric Capital Corp.	6.875%	1/10/39	1,275	1,369
4 General Electric Capital Corp.	6.375%	11/15/67	800	752
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	179
HSBC Finance Corp.	5.700%	6/1/11	550	574
HSBC Finance Corp.	6.375%	10/15/11	375	399
HSBC Finance Corp.	5.900%	6/19/12	275	296
HSBC Finance Corp.	4.750%	7/15/13	125	131
HSBC Finance Corp.	5.250%	1/15/14	825	868
HSBC Finance Corp.	5.000%	6/30/15	1,275	1,325
SLM Corp.	5.400%	10/25/11	325	328
SLM Corp.	5.375%	1/15/13	350	348
SLM Corp.	5.000%	10/1/13	300	289
SLM Corp.	8.450%	6/15/18	800	808
SLM Corp.	8.000%	3/25/20	525	511
SLM Corp.	5.625%	8/1/33	700	538

Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	88
ACE INA Holdings Inc.	5.600%	5/15/15	125	136
ACE INA Holdings Inc.	5.900%	6/15/19	550	597
AEGON Funding Co. LLC	5.750%	12/15/20	50	49
Aegon NV	4.750%	6/1/13	75	79
Aetna Inc.	5.750%	6/15/11	75	79
Aetna Inc.	6.500%	9/15/18	175	195
Aetna Inc.	6.625%	6/15/36	100	105
Aetna Inc.	6.750%	12/15/37	250	266
Aflac Inc.	6.900%	12/17/39	75	77
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	939
Allstate Corp.	6.125%	2/15/12	100	108
Allstate Corp.	5.000%	8/15/14	350	375
Allstate Corp.	6.125%	12/15/32	250	253
Allstate Corp.	5.550%	5/9/35	100	96
4 Allstate Corp.	6.125%	5/15/37	200	190
4 Allstate Corp.	6.500%	5/15/57	200	192
American Financial Group Inc.	9.875%	6/15/19	100	117
American International Group Inc.	5.375%	10/18/11	400	411
American International Group Inc.	4.950%	3/20/12	700	712
American International Group Inc.	4.250%	5/15/13	1,775	1,731
American International Group Inc.	5.600%	10/18/16	125	116
American International Group Inc.	6.250%	5/1/36	700	603
AON Corp.	8.205%	1/1/27	100	105
Arch Capital Group Ltd.	7.350%	5/1/34	375	384
Assurant Inc.	5.625%	2/15/14	200	208

Assurant Inc.	6.750%	2/15/34	400	382
AXA SA	8.600%	12/15/30	700	842
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	286
Axis Specialty Finance LLC	5.875%	6/1/20	575	566
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	368
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	136
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	529
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,550	1,535
Berkshire Hathaway Inc.	1.400%	2/10/12	500	503
Berkshire Hathaway Inc.	2.125%	2/11/13	500	504
Berkshire Hathaway Inc.	3.200%	2/11/15	475	479
Chubb Corp.	5.750%	5/15/18	175	189
Chubb Corp.	6.000%	5/11/37	375	382
Chubb Corp.	6.500%	5/15/38	125	136
4 Chubb Corp.	6.375%	3/29/67	250	251
CIGNA Corp.	6.150%	11/15/36	500	483
Cincinnati Financial Corp.	6.125%	11/1/34	325	290
CNA Financial Corp.	6.500%	8/15/16	475	484
CNA Financial Corp.	7.350%	11/15/19	325	338
Commerce Group Inc.	5.950%	12/9/13	175	176
Coventry Health Care Inc.	6.300%	8/15/14	775	784
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	142
Genworth Financial Inc.	4.950%	10/1/15	125	121
Genworth Financial Inc.	8.625%	12/15/16	100	109
Genworth Financial Inc.	6.500%	6/15/34	425	368
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	481
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	150
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	102
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	23
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	233
Humana Inc.	6.450%	6/1/16	275	287
Humana Inc.	8.150%	6/15/38	325	333
Lincoln National Corp.	8.750%	7/1/19	175	212
Lincoln National Corp.	6.150%	4/7/36	350	334
Loews Corp.	6.000%	2/1/35	200	192
Markel Corp.	7.125%	9/30/19	125	134
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	350	362
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	450	557
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	89
MetLife Inc.	5.000%	6/15/15	1,000	1,049
MetLife Inc.	6.500%	12/15/32	75	78
MetLife Inc.	6.375%	6/15/34	375	382
MetLife Inc.	5.700%	6/15/35	125	119
MetLife Inc.	6.400%	12/15/36	400	355
6 Metropolitan Life Global Funding I	2.875%	9/17/12	75	76
6 Metropolitan Life Global Funding I	5.125%	6/10/14	450	479
OneBeacon US Holdings Inc.	5.875%	5/15/13	125	129
PartnerRe Finance B LLC	5.500%	6/1/20	200	197
Principal Financial Group Inc.	7.875%	5/15/14	225	256
Principal Financial Group Inc.	6.050%	10/15/36	250	234
Principal Life Income Funding Trusts	5.300%	12/14/12	100	108
Principal Life Income Funding Trusts	5.100%	4/15/14	475	498
Progressive Corp.	6.625%	3/1/29	150	158
4 Progressive Corp.	6.700%	6/15/37	425	416
Protective Life Corp.	7.375%	10/15/19	100	106
Protective Life Corp.	8.450%	10/15/39	175	184
Prudential Financial Inc.	3.625%	9/17/12	500	516
Prudential Financial Inc.	5.150%	1/15/13	75	79

Prudential Financial Inc.	4.750%	4/1/14	425	438
Prudential Financial Inc.	5.100%	9/20/14	550	582
Prudential Financial Inc.	6.200%	1/15/15	100	110
Prudential Financial Inc.	5.500%	3/15/16	50	53
Prudential Financial Inc.	6.100%	6/15/17	100	105
Prudential Financial Inc.	7.375%	6/15/19	250	286
Prudential Financial Inc.	5.750%	7/15/33	200	187
Prudential Financial Inc.	5.400%	6/13/35	150	134
Prudential Financial Inc.	5.900%	3/17/36	325	310
Prudential Financial Inc.	5.700%	12/14/36	550	520
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	512
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	176
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	320
Torchmark Corp.	6.375%	6/15/16	425	432
Transatlantic Holdings Inc.	8.000%	11/30/39	325	332
Travelers Cos. Inc.	5.500%	12/1/15	600	658
Travelers Cos. Inc.	6.250%	6/20/16	100	111
Travelers Cos. Inc.	5.800%	5/15/18	775	835
4 Travelers Cos. Inc.	6.250%	3/15/37	250	245
UnitedHealth Group Inc.	5.000%	8/15/14	650	691
UnitedHealth Group Inc.	4.875%	3/15/15	250	262
UnitedHealth Group Inc.	6.000%	6/15/17	875	937
UnitedHealth Group Inc.	6.000%	2/15/18	425	453
UnitedHealth Group Inc.	6.500%	6/15/37	200	206
UnitedHealth Group Inc.	6.625%	11/15/37	325	335
UnitedHealth Group Inc.	6.875%	2/15/38	250	266
Unum Group	7.125%	9/30/16	175	190
Validus Holdings Ltd.	8.875%	1/26/40	150	153
WellPoint Health Networks Inc.	6.375%	1/15/12	200	216
WellPoint Inc.	6.800%	8/1/12	550	609
WellPoint Inc.	6.000%	2/15/14	525	576
WellPoint Inc.	5.250%	1/15/16	125	132
WellPoint Inc.	5.850%	1/15/36	150	144
Willis North America Inc.	6.200%	3/28/17	300	303
Willis North America Inc.	7.000%	9/29/19	700	728
XL Capital Ltd.	6.375%	11/15/24	100	99
XL Capital Ltd.	6.250%	5/15/27	500	469

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	600
CME Group Inc.	5.750%	2/15/14	200	220
NASDAQ OMX Group Inc.	4.000%	1/15/15	150	149
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	174
ORIX Corp.	5.480%	11/22/11	350	361
XTRA Finance Corp.	5.150%	4/1/17	575	600

Real Estate Investment Trusts (0.1%)
AMB Property LP	6.625%	12/1/19	100	102
AvalonBay Communities Inc.	5.500%	1/15/12	119	125
AvalonBay Communities Inc.	5.750%	9/15/16	100	106
Boston Properties LP	6.250%	1/15/13	500	543
Brandywine Operating Partnership LP	5.400%	11/1/14	225	227
Brandywine Operating Partnership LP	7.500%	5/15/15	125	135
Camden Property Trust	5.700%	5/15/17	25	25
Duke Realty LP	6.250%	5/15/13	350	371
Duke Realty LP	5.950%	2/15/17	200	196
Duke Realty LP	8.250%	8/15/19	125	139
Duke Realty LP	6.750%	3/15/20	250	255

ERP Operating LP	6.625%	3/15/12	400	433
ERP Operating LP	5.250%	9/15/14	350	365
ERP Operating LP	5.375%	8/1/16	275	281
HCP Inc.	6.450%	6/25/12	525	559
HCP Inc.	6.300%	9/15/16	300	306
HCP Inc.	5.625%	5/1/17	25	24
HCP Inc.	6.700%	1/30/18	200	204
Health Care REIT Inc.	6.200%	6/1/16	325	346
Health Care REIT Inc.	6.125%	4/15/20	100	100
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	234
Hospitality Properties Trust	5.125%	2/15/15	500	484
HRPT Properties Trust	6.250%	8/15/16	700	708
Kimco Realty Corp.	5.783%	3/15/16	125	129
Kimco Realty Corp.	6.875%	10/1/19	50	53
Liberty Property LP	5.125%	3/2/15	375	372
Liberty Property LP	5.500%	12/15/16	100	99
Mack-Cali Realty LP	7.750%	8/15/19	100	110
National Retail Properties Inc.	6.875%	10/15/17	25	26
Nationwide Health Properties Inc.	6.250%	2/1/13	375	399
ProLogis	5.625%	11/15/15	350	347
ProLogis	5.750%	4/1/16	400	394
ProLogis	7.375%	10/30/19	50	52
ProLogis	6.875%	3/15/20	300	295
Realty Income Corp.	6.750%	8/15/19	525	548
Regency Centers LP	6.750%	1/15/12	150	159
Regency Centers LP	5.250%	8/1/15	75	75
Simon Property Group LP	4.875%	8/15/10	125	127
Simon Property Group LP	5.300%	5/30/13	350	369
Simon Property Group LP	6.750%	5/15/14	425	466
Simon Property Group LP	5.750%	12/1/15	325	343
Simon Property Group LP	5.250%	12/1/16	200	198
Simon Property Group LP	5.875%	3/1/17	650	664
Simon Property Group LP	6.125%	5/30/18	325	333
Simon Property Group LP	5.650%	2/1/20	125	122
Simon Property Group LP	6.750%	2/1/40	50	49
Tanger Properties LP	6.150%	11/15/15	400	415
				254,134
Industrial (4.0%)
Basic Industry (0.4%)
Airgas Inc.	4.500%	9/15/14	100	103
Alcoa Inc.	5.720%	2/23/19	405	392
Alcoa Inc.	5.900%	2/1/27	175	155
Alcoa Inc.	6.750%	1/15/28	500	465
Alcoa Inc.	5.950%	2/1/37	500	408
Allegheny Technologies Inc.	9.375%	6/1/19	450	518
ArcelorMittal	5.375%	6/1/13	925	981
ArcelorMittal	9.000%	2/15/15	50	60
ArcelorMittal	6.125%	6/1/18	425	444
ArcelorMittal	9.850%	6/1/19	25	32
Barrick Gold Corp.	6.950%	4/1/19	600	685
Barrick Gold Finance Co.	4.875%	11/15/14	825	877
Barrick North America Finance LLC	6.800%	9/15/18	25	28
Barrick North America Finance LLC	7.500%	9/15/38	25	29
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	582
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	304
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	379
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	627

Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	803
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	51
Commercial Metals Co.	6.500%	7/15/17	175	178
Cytec Industries Inc.	8.950%	7/1/17	75	90
Dow Chemical Co.	4.850%	8/15/12	425	449
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	650	744
Dow Chemical Co.	5.900%	2/15/15	750	812
Dow Chemical Co.	5.700%	5/15/18	100	103
Dow Chemical Co.	8.550%	5/15/19	950	1,147
Dow Chemical Co.	7.375%	11/1/29	100	111
Dow Chemical Co.	9.400%	5/15/39	100	133
Eastman Chemical Co.	7.250%	1/15/24	550	616
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	134
EI du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,140
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	305
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	302
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	548
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	759
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	971
International Paper Co.	5.300%	4/1/15	525	555
International Paper Co.	9.375%	5/15/19	1,100	1,372
International Paper Co.	7.300%	11/15/39	600	641
Lubrizol Corp.	5.500%	10/1/14	525	569
Lubrizol Corp.	6.500%	10/1/34	800	818
Monsanto Co.	7.375%	8/15/12	350	395
Newmont Mining Corp.	5.875%	4/1/35	325	311
Newmont Mining Corp.	6.250%	10/1/39	100	100
Nucor Corp.	5.750%	12/1/17	100	108
Nucor Corp.	5.850%	6/1/18	400	433
Nucor Corp.	6.400%	12/1/37	250	269
Placer Dome Inc.	6.450%	10/15/35	375	384
Plum Creek Timberlands LP	5.875%	11/15/15	400	417
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	400	430
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	303
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	623
PPG Industries Inc.	6.650%	3/15/18	600	667
Praxair Inc.	1.750%	11/15/12	100	100
Praxair Inc.	4.375%	3/31/14	450	480
Praxair Inc.	5.250%	11/15/14	150	164
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	175	176
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	343
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	131
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	262
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	336
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	243
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	438
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	904
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	449
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	575	736
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	256
Sherwin-Williams Co.	3.125%	12/15/14	175	176
Southern Copper Corp.	7.500%	7/27/35	250	255
Vale Inco Ltd.	5.700%	10/15/15	450	465
Vale Inco Ltd.	7.200%	9/15/32	100	101
Vale Overseas Ltd.	6.250%	1/11/16	100	108
Vale Overseas Ltd.	6.250%	1/23/17	350	377

Vale Overseas Ltd.	8.250%	1/17/34	375	438
Vale Overseas Ltd.	6.875%	11/21/36	375	391
Vale Overseas Ltd.	6.875%	11/10/39	375	388
Valspar Corp.	7.250%	6/15/19	50	56
WMC Finance USA Ltd.	5.125%	5/15/13	400	435
Xstrata Canada Corp.	7.350%	6/5/12	375	410
Xstrata Canada Corp.	7.250%	7/15/12	250	273
Xstrata Canada Corp.	5.500%	6/15/17	250	249

Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	450	496
6 Acuity Brands Lighting Inc.	6.000%	12/15/19	100	98
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,142
Bemis Co. Inc.	4.875%	4/1/12	700	727
Black & Decker Corp.	5.750%	11/15/16	75	82
Boeing Capital Corp.	6.500%	2/15/12	200	219
Boeing Capital Corp.	5.800%	1/15/13	925	1,018
Boeing Co.	1.875%	11/20/12	50	50
Boeing Co.	3.500%	2/15/15	450	459
Boeing Co.	6.000%	3/15/19	150	164
Boeing Co.	4.875%	2/15/20	150	153
Boeing Co.	5.875%	2/15/40	150	153
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,992
Caterpillar Financial Services Corp.	2.000%	4/5/13	175	175
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	366
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	187
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	416
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,084
Caterpillar Inc.	7.375%	3/1/97	400	437
Cooper US Inc.	5.250%	11/15/12	425	458
CRH America Inc.	5.625%	9/30/11	400	420
CRH America Inc.	6.950%	3/15/12	150	164
CRH America Inc.	5.300%	10/15/13	100	106
CRH America Inc.	6.000%	9/30/16	750	805
Deere & Co.	6.950%	4/25/14	825	960
Deere & Co.	4.375%	10/16/19	625	621
Deere & Co.	5.375%	10/16/29	250	249
Deere & Co.	7.125%	3/3/31	300	355
Eaton Corp.	5.600%	5/15/18	125	134
Embraer Overseas Ltd.	6.375%	1/24/17	100	103
Embraer Overseas Ltd.	6.375%	1/15/20	175	178
Emerson Electric Co.	4.625%	10/15/12	1,075	1,150
Emerson Electric Co.	4.875%	10/15/19	125	131
Emerson Electric Co.	4.250%	11/15/20	25	25
Emerson Electric Co.	5.250%	11/15/39	25	24
General Dynamics Corp.	4.250%	5/15/13	650	694
General Electric Co.	5.000%	2/1/13	2,000	2,158
General Electric Co.	5.250%	12/6/17	1,850	1,941
Goodrich Corp.	6.125%	3/1/19	525	575
Harsco Corp.	5.750%	5/15/18	350	346
Honeywell International Inc.	6.125%	11/1/11	200	216
Honeywell International Inc.	4.250%	3/1/13	175	185
Honeywell International Inc.	5.300%	3/15/17	275	291
Honeywell International Inc.	5.300%	3/1/18	150	160
Illinois Tool Works Inc.	5.150%	4/1/14	325	356
Illinois Tool Works Inc.	6.250%	4/1/19	450	507
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	247
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	789

	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	253
	John Deere Capital Corp.	5.250%	10/1/12	375	407
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	568
	John Deere Capital Corp.	2.950%	3/9/15	125	125
	Joy Global Inc.	6.000%	11/15/16	250	264
6	L-3 Communications Corp.	5.200%	10/15/19	200	200
	Lafarge SA	6.150%	7/15/11	50	52
	Lafarge SA	7.125%	7/15/36	525	526
	Lockheed Martin Corp.	7.650%	5/1/16	250	298
	Lockheed Martin Corp.	7.750%	5/1/26	250	305
	Lockheed Martin Corp.	6.150%	9/1/36	450	470
	Lockheed Martin Corp.	5.500%	11/15/39	25	24
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	425
	Parker Hannifin Corp.	5.500%	5/15/18	125	133
	Parker Hannifin Corp.	6.250%	5/15/38	75	80
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	88
	Republic Services Inc.	6.750%	8/15/11	275	293
6	Republic Services Inc.	5.250%	11/15/21	425	418
6	Republic Services Inc.	6.200%	3/1/40	75	73
	Rockwell Automation Inc.	5.650%	12/1/17	25	27
	Rockwell Automation Inc.	6.700%	1/15/28	200	217
	Rockwell Automation Inc.	6.250%	12/1/37	325	342
	Rockwell Collins Inc.	5.250%	7/15/19	50	53
	Roper Industries Inc.	6.250%	9/1/19	650	686
[4,6] Systems 2001 AT LLC		7.156%	12/15/11	153	160
	Tyco International Finance SA	6.375%	10/15/11	675	723
	Tyco International Finance SA	8.500%	1/15/19	175	217
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	400	458
	United Technologies Corp.	6.125%	2/1/19	925	1,040
	United Technologies Corp.	4.500%	4/15/20	325	326
	United Technologies Corp.	7.500%	9/15/29	100	120
	United Technologies Corp.	5.400%	5/1/35	400	384
	United Technologies Corp.	5.700%	4/15/40	350	353
	Vulcan Materials Co.	6.300%	6/15/13	175	192
	Vulcan Materials Co.	7.000%	6/15/18	325	355
	Waste Management Inc.	5.000%	3/15/14	675	718
	Waste Management Inc.	7.100%	8/1/26	325	352
	Waste Management Inc.	6.125%	11/30/39	400	392

	Communication (0.9%)
6	America Movil SAB de CV	5.000%	3/30/20	400	395
	America Movil SAB de CV	6.375%	3/1/35	200	203
	America Movil SAB de CV	6.125%	11/15/37	300	291
6	America Movil SAB de CV	6.125%	3/30/40	475	463
	American Tower Corp.	4.625%	4/1/15	75	77
	AT&T Corp.	7.300%	11/15/11	925	1,013
	AT&T Corp.	8.000%	11/15/31	695	846
	AT&T Inc.	5.875%	2/1/12	345	370
	AT&T Inc.	5.875%	8/15/12	155	169
	AT&T Inc.	4.850%	2/15/14	450	484
	AT&T Inc.	5.100%	9/15/14	1,575	1,705
	AT&T Inc.	5.625%	6/15/16	600	660
	AT&T Inc.	5.500%	2/1/18	1,000	1,060
	AT&T Inc.	5.800%	2/15/19	75	80
	AT&T Inc.	6.450%	6/15/34	1,000	1,023

AT&T Inc.	6.500%	9/1/37	325	335
AT&T Inc.	6.300%	1/15/38	175	177
AT&T Inc.	6.400%	5/15/38	675	700
AT&T Inc.	6.550%	2/15/39	575	597
AT&T Mobility LLC	6.500%	12/15/11	350	380
AT&T Mobility LLC	7.125%	12/15/31	1,000	1,111
Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	174
BellSouth Corp.	5.200%	12/15/16	250	268
BellSouth Corp.	6.875%	10/15/31	325	342
BellSouth Corp.	6.550%	6/15/34	700	720
BellSouth Corp.	6.000%	11/15/34	290	280
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,588
British Telecommunications PLC	9.625%	12/15/30	1,625	2,042
CBS Corp.	5.625%	8/15/12	615	660
CBS Corp.	5.750%	4/15/20	75	75
CBS Corp.	7.875%	7/30/30	400	439
CBS Corp.	5.500%	5/15/33	200	172
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	550	568
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	450	480
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,375	1,592
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	525	574
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	525	655
CenturyTel Inc.	5.000%	2/15/15	150	153
CenturyTel Inc.	6.875%	1/15/28	150	141
CenturyTel Inc.	7.600%	9/15/39	250	241
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,486
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,031
Comcast Corp.	6.500%	1/15/15	700	787
Comcast Corp.	5.900%	3/15/16	650	709
Comcast Corp.	5.700%	7/1/19	750	785
Comcast Corp.	6.500%	11/15/35	1,025	1,049
Comcast Corp.	6.450%	3/15/37	100	102
Comcast Corp.	6.950%	8/15/37	250	270
Comcast Corp.	6.400%	5/15/38	600	606
COX Communications Inc.	4.625%	6/1/13	200	212
COX Communications Inc.	5.450%	12/15/14	150	163
COX Communications Inc.	5.500%	10/1/15	600	646
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	355
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	458
Deutsche Telekom International Finance BV	6.000%	7/8/19	25	27
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,700	2,184
6 DIRECTV Holdings LLC	3.550%	3/15/15	150	149
6 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	550	574
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	100	112
6 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	1,450	1,513
Embarq Corp.	7.082%	6/1/16	875	952
Embarq Corp.	7.995%	6/1/36	200	204
France Telecom SA	4.375%	7/8/14	525	556

France Telecom SA	5.375%	7/8/19	525	556
France Telecom SA	8.500%	3/1/31	575	764
Grupo Televisa SA	6.625%	3/18/25	450	462
GTE Corp.	6.940%	4/15/28	325	341
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	375
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	678
News America Holdings Inc.	8.150%	10/17/36	385	450
News America Inc.	6.550%	3/15/33	600	621
News America Inc.	6.200%	12/15/34	725	723
News America Inc.	6.400%	12/15/35	1,300	1,330
News America Inc.	6.900%	8/15/39	50	54
Omnicom Group Inc.	5.900%	4/15/16	50	54
Pacific Bell Telephone Co.	7.125%	3/15/26	200	219
Qwest Corp.	7.875%	9/1/11	450	478
Qwest Corp.	8.875%	3/15/12	425	463
Qwest Corp.	6.500%	6/1/17	275	287
Qwest Corp.	7.500%	6/15/23	350	349
Qwest Corp.	6.875%	9/15/33	375	360
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	105
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	202
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	250
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,108
Rogers Communications Inc.	5.500%	3/15/14	250	269
Rogers Communications Inc.	6.800%	8/15/18	950	1,077
RR Donnelley & Sons Co.	4.950%	4/1/14	100	101
RR Donnelley & Sons Co.	5.500%	5/15/15	150	150
RR Donnelley & Sons Co.	8.600%	8/15/16	400	444
Telecom Italia Capital SA	4.875%	10/1/10	400	407
Telecom Italia Capital SA	6.200%	7/18/11	550	578
Telecom Italia Capital SA	5.250%	11/15/13	325	341
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,025
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,333
Telecom Italia Capital SA	7.175%	6/18/19	50	54
Telecom Italia Capital SA	6.375%	11/15/33	205	190
Telecom Italia Capital SA	7.200%	7/18/36	475	477
Telecom Italia Capital SA	7.721%	6/4/38	500	536
Telefonica Emisiones SAU	5.984%	6/20/11	250	263
Telefonica Emisiones SAU	4.949%	1/15/15	625	661
Telefonica Emisiones SAU	6.421%	6/20/16	475	531
Telefonica Emisiones SAU	5.877%	7/15/19	300	321
Telefonica Europe BV	8.250%	9/15/30	750	920
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	907
TELUS Corp.	8.000%	6/1/11	192	206
Thomson Reuters Corp.	5.950%	7/15/13	75	83
Thomson Reuters Corp.	5.700%	10/1/14	850	935
Thomson Reuters Corp.	6.500%	7/15/18	50	56
Thomson Reuters Corp.	4.700%	10/15/19	125	125
Thomson Reuters Corp.	5.500%	8/15/35	50	47
Thomson Reuters Corp.	5.850%	4/15/40	275	269
Time Warner Cable Inc.	5.400%	7/2/12	400	429
Time Warner Cable Inc.	6.200%	7/1/13	300	332
Time Warner Cable Inc.	7.500%	4/1/14	650	750
Time Warner Cable Inc.	3.500%	2/1/15	300	300
Time Warner Cable Inc.	5.850%	5/1/17	825	882
Time Warner Cable Inc.	6.750%	7/1/18	900	1,006
Time Warner Cable Inc.	8.250%	4/1/19	200	241
Time Warner Cable Inc.	5.000%	2/1/20	825	810
Time Warner Cable Inc.	6.550%	5/1/37	350	358

Time Warner Cable Inc.	6.750%	6/15/39	875	919
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	231
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	987
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	120
United States Cellular Corp.	6.700%	12/15/33	350	339
Verizon Communications Inc.	5.250%	4/15/13	650	708
Verizon Communications Inc.	5.550%	2/15/16	500	548
Verizon Communications Inc.	5.500%	2/15/18	500	528
Verizon Communications Inc.	8.750%	11/1/18	275	345
Verizon Communications Inc.	6.350%	4/1/19	625	691
Verizon Communications Inc.	5.850%	9/15/35	500	486
Verizon Communications Inc.	6.900%	4/15/38	25	27
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,695
Verizon Communications Inc.	7.350%	4/1/39	725	846
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,222
Verizon Global Funding Corp.	7.750%	12/1/30	425	506
Verizon Maryland Inc.	6.125%	3/1/12	500	538
Verizon New England Inc.	6.500%	9/15/11	300	320
Verizon New England Inc.	7.875%	11/15/29	250	274
Verizon New York Inc.	6.875%	4/1/12	300	327
Verizon Virginia Inc.	4.625%	3/15/13	450	473
Vodafone Group PLC	5.350%	2/27/12	200	214
Vodafone Group PLC	5.000%	12/16/13	600	646
Vodafone Group PLC	5.750%	3/15/16	300	326
Vodafone Group PLC	5.625%	2/27/17	550	590
Vodafone Group PLC	4.625%	7/15/18	125	124
Vodafone Group PLC	5.450%	6/10/19	275	286
Vodafone Group PLC	7.875%	2/15/30	425	508
Vodafone Group PLC	6.250%	11/30/32	350	358
Vodafone Group PLC	6.150%	2/27/37	75	77
Washington Post Co.	7.250%	2/1/19	150	168
WPP Finance UK	5.875%	6/15/14	425	445

Consumer Cyclical (0.4%)
AutoZone Inc.	6.500%	1/15/14	300	330
AutoZone Inc.	5.750%	1/15/15	325	351
Best Buy Co. Inc.	6.750%	7/15/13	125	139
Costco Wholesale Corp.	5.500%	3/15/17	475	522
CVS Caremark Corp.	5.750%	8/15/11	75	79
CVS Caremark Corp.	4.875%	9/15/14	275	294
CVS Caremark Corp.	5.750%	6/1/17	175	188
CVS Caremark Corp.	6.600%	3/15/19	1,175	1,309
CVS Caremark Corp.	6.250%	6/1/27	125	129
4 CVS Caremark Corp.	6.302%	6/1/37	425	402
Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,279
Daimler Finance North America LLC	6.500%	11/15/13	875	969
Daimler Finance North America LLC	8.500%	1/18/31	450	551
Darden Restaurants Inc.	5.625%	10/15/12	225	242
Darden Restaurants Inc.	6.200%	10/15/17	150	163
Darden Restaurants Inc.	6.800%	10/15/37	275	290
Historic TW Inc.	9.150%	2/1/23	1,475	1,904
Historic TW Inc.	6.625%	5/15/29	200	210
Home Depot Inc.	5.250%	12/16/13	775	840
Home Depot Inc.	5.400%	3/1/16	1,100	1,188
Johnson Controls Inc.	5.000%	3/30/20	200	199
Johnson Controls Inc.	6.000%	1/15/36	125	120
Kohl's Corp.	6.250%	12/15/17	200	222
Kohl's Corp.	6.000%	1/15/33	225	226

Kohl's Corp.	6.875%	12/15/37	100	112
Lowe's Cos. Inc.	5.000%	10/15/15	75	82
Lowe's Cos. Inc.	6.100%	9/15/17	200	223
Lowe's Cos. Inc.	6.875%	2/15/28	367	414
Lowe's Cos. Inc.	5.800%	10/15/36	475	480
Marriott International Inc.	4.625%	6/15/12	400	414
Marriott International Inc.	5.625%	2/15/13	200	210
Marriott International Inc.	6.200%	6/15/16	150	156
Marriott International Inc.	6.375%	6/15/17	50	53
McDonald's Corp.	5.300%	3/15/17	400	430
McDonald's Corp.	5.800%	10/15/17	300	335
McDonald's Corp.	5.350%	3/1/18	350	380
McDonald's Corp.	6.300%	10/15/37	200	216
McDonald's Corp.	6.300%	3/1/38	300	325
McDonald's Corp.	5.700%	2/1/39	25	25
Nordstrom Inc.	6.950%	3/15/28	200	220
Nordstrom Inc.	7.000%	1/15/38	150	169
PACCAR Financial Corp.	1.950%	12/17/12	225	225
PACCAR Inc.	6.875%	2/15/14	200	228
Staples Inc.	7.750%	4/1/11	100	107
Staples Inc.	9.750%	1/15/14	1,025	1,238
Target Corp.	5.125%	1/15/13	675	732
Target Corp.	4.000%	6/15/13	525	553
Target Corp.	5.375%	5/1/17	200	216
Target Corp.	7.000%	7/15/31	175	195
Target Corp.	6.350%	11/1/32	450	477
Time Warner Inc.	6.875%	5/1/12	100	110
Time Warner Inc.	4.875%	3/15/20	625	609
Time Warner Inc.	7.625%	4/15/31	460	524
Time Warner Inc.	7.700%	5/1/32	590	679
Time Warner Inc.	6.200%	3/15/40	150	148
TJX Cos. Inc.	6.950%	4/15/19	175	203
Toll Brothers Finance Corp.	5.150%	5/15/15	400	400
Toyota Motor Credit Corp.	5.450%	5/18/11	600	626
VF Corp.	5.950%	11/1/17	250	273
VF Corp.	6.450%	11/1/37	150	159
Viacom Inc.	4.375%	9/15/14	350	362
Viacom Inc.	6.250%	4/30/16	275	304
Viacom Inc.	5.625%	9/15/19	650	676
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,441
Wal-Mart Stores Inc.	7.250%	6/1/13	150	172
Wal-Mart Stores Inc.	3.200%	5/15/14	550	563
Wal-Mart Stores Inc.	4.500%	7/1/15	450	481
Wal-Mart Stores Inc.	5.375%	4/5/17	200	219
Wal-Mart Stores Inc.	5.800%	2/15/18	200	223
Wal-Mart Stores Inc.	5.875%	4/5/27	1,950	2,071
Wal-Mart Stores Inc.	5.250%	9/1/35	175	167
Wal-Mart Stores Inc.	6.500%	8/15/37	550	607
Walgreen Co.	5.250%	1/15/19	875	930
Walt Disney Co.	5.700%	7/15/11	1,150	1,217
Walt Disney Co.	6.375%	3/1/12	150	164
Walt Disney Co.	4.500%	12/15/13	125	134
Walt Disney Co.	5.625%	9/15/16	50	56
Walt Disney Co.	7.000%	3/1/32	400	469
Western Union Co.	6.500%	2/26/14	300	337
Western Union Co.	5.930%	10/1/16	400	439
Western Union Co.	6.200%	11/17/36	325	328
Yum! Brands Inc.	7.700%	7/1/12	250	279

Yum! Brands Inc.	6.875%	11/15/37	750	818

Consumer Noncyclical (1.0%)
Abbott Laboratories	4.350%	3/15/14	250	266
Abbott Laboratories	5.875%	5/15/16	1,350	1,523
Abbott Laboratories	5.600%	11/30/17	475	522
Abbott Laboratories	6.150%	11/30/37	325	347
Abbott Laboratories	6.000%	4/1/39	325	343
Allergan Inc.	5.750%	4/1/16	125	139
Altria Group Inc.	8.500%	11/10/13	1,325	1,548
Altria Group Inc.	9.700%	11/10/18	1,200	1,472
Altria Group Inc.	9.950%	11/10/38	275	361
Altria Group Inc.	10.200%	2/6/39	675	902
AmerisourceBergen Corp.	5.875%	9/15/15	675	741
Amgen Inc.	4.850%	11/18/14	500	543
Amgen Inc.	5.850%	6/1/17	775	859
Amgen Inc.	5.700%	2/1/19	200	218
Amgen Inc.	6.375%	6/1/37	400	430
Amgen Inc.	6.400%	2/1/39	700	752
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	250	262
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	265
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	975
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	461
6 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	350	351
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	539
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	999
6 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	300	302
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	80
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	365
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	1,080
AstraZeneca PLC	5.400%	9/15/12	750	819
AstraZeneca PLC	5.400%	6/1/14	875	962
AstraZeneca PLC	6.450%	9/15/37	1,175	1,297
Baxter FinCo BV	4.750%	10/15/10	500	511
Baxter International Inc.	4.625%	3/15/15	250	267
Baxter International Inc.	5.900%	9/1/16	150	168
Baxter International Inc.	6.250%	12/1/37	100	108
Becton Dickinson and Co.	5.000%	5/15/19	50	52
Biogen Idec Inc.	6.000%	3/1/13	600	648
Bottling Group LLC	4.625%	11/15/12	300	322
Bottling Group LLC	5.000%	11/15/13	100	109
Bottling Group LLC	6.950%	3/15/14	500	577
Bottling Group LLC	5.500%	4/1/16	1,275	1,406
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	323
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	743
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	366
Bunge Ltd. Finance Corp.	8.500%	6/15/19	175	202
Cardinal Health Inc.	4.000%	6/15/15	100	100
CareFusion Corp.	4.125%	8/1/12	50	52
CareFusion Corp.	5.125%	8/1/14	100	106
CareFusion Corp.	6.375%	8/1/19	75	82
Cia de Bebidas das Americas	10.500%	12/15/11	280	321
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	3.550%	11/1/15	325	330
Coca-Cola Co.	5.350%	11/15/17	225	246
Coca-Cola Co.	4.875%	3/15/19	900	935
Coca-Cola Enterprises Inc.	7.375%	3/3/14	600	701
Coca-Cola Enterprises Inc.	4.250%	3/1/15	300	318

Coca-Cola Enterprises Inc.	4.500%	8/15/19	150	151
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	162
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	574
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	284
6 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	99
ConAgra Foods Inc.	5.875%	4/15/14	275	301
ConAgra Foods Inc.	7.125%	10/1/26	50	55
ConAgra Foods Inc.	7.000%	10/1/28	100	109
Covidien International Finance SA	6.550%	10/15/37	525	581
CR Bard Inc.	6.700%	12/1/26	450	505
Delhaize Group SA	5.875%	2/1/14	250	273
Diageo Capital PLC	5.200%	1/30/13	75	81
Diageo Capital PLC	5.750%	10/23/17	75	81
Diageo Finance BV	5.300%	10/28/15	625	686
Diageo Investment Corp.	9.000%	8/15/11	1,000	1,101
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	125	125
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	151
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	415
Eli Lilly & Co.	3.550%	3/6/12	125	131
Eli Lilly & Co.	6.000%	3/15/12	125	137
Eli Lilly & Co.	5.500%	3/15/27	625	631
Express Scripts Inc.	5.250%	6/15/12	225	239
Express Scripts Inc.	6.250%	6/15/14	250	277
Express Scripts Inc.	7.250%	6/15/19	75	87
Fortune Brands Inc.	3.000%	6/1/12	350	350
Fortune Brands Inc.	6.375%	6/15/14	475	518
Fortune Brands Inc.	5.375%	1/15/16	25	26
Fortune Brands Inc.	5.875%	1/15/36	250	217
Genentech Inc.	4.750%	7/15/15	150	160
Genentech Inc.	5.250%	7/15/35	325	306
General Mills Inc.	6.000%	2/15/12	592	641
General Mills Inc.	5.650%	9/10/12	250	273
General Mills Inc.	5.200%	3/17/15	875	950
General Mills Inc.	5.700%	2/15/17	575	621
General Mills Inc.	5.650%	2/15/19	375	402
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	758
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,089
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	290
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,154
Hasbro Inc.	6.300%	9/15/17	550	591
Hershey Co.	5.450%	9/1/16	150	161
HJ Heinz Finance Co.	6.625%	7/15/11	850	909
Hospira Inc.	5.900%	6/15/14	200	218
Johnson & Johnson	5.150%	8/15/12	400	436
Johnson & Johnson	5.150%	7/15/18	125	135
Johnson & Johnson	6.950%	9/1/29	100	120
Johnson & Johnson	4.950%	5/15/33	550	531
Johnson & Johnson	5.850%	7/15/38	325	345
Kellogg Co.	5.125%	12/3/12	225	245
Kellogg Co.	4.250%	3/6/13	125	132
Kellogg Co.	4.150%	11/15/19	250	246
Kellogg Co.	7.450%	4/1/31	650	791
Kimberly-Clark Corp.	4.875%	8/15/15	650	699
Kimberly-Clark Corp.	6.125%	8/1/17	200	224
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	160
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	268
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	223
Kraft Foods Inc.	2.625%	5/8/13	800	808

Kraft Foods Inc.	6.750%	2/19/14	125	141
Kraft Foods Inc.	4.125%	2/9/16	1,425	1,441
Kraft Foods Inc.	6.500%	8/11/17	525	586
Kraft Foods Inc.	5.375%	2/10/20	150	152
Kraft Foods Inc.	6.500%	11/1/31	875	897
Kraft Foods Inc.	7.000%	8/11/37	725	791
Kraft Foods Inc.	6.875%	2/1/38	1,275	1,377
Kraft Foods Inc.	6.875%	1/26/39	250	269
Kraft Foods Inc.	6.500%	2/9/40	450	464
Kroger Co.	6.800%	4/1/11	1,325	1,400
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	531
Kroger Co.	8.000%	9/15/29	750	904
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	350
Life Technologies Corp.	4.400%	3/1/15	225	228
Life Technologies Corp.	6.000%	3/1/20	200	205
Lorillard Tobacco Co.	8.125%	6/23/19	1,150	1,267
McKesson Corp.	7.750%	2/1/12	350	386
McKesson Corp.	5.250%	3/1/13	75	80
6 Mead Johnson Nutrition Co.	3.500%	11/1/14	75	75
6 Mead Johnson Nutrition Co.	4.900%	11/1/19	150	148
6 Mead Johnson Nutrition Co.	5.900%	11/1/39	125	121
Medco Health Solutions Inc.	7.250%	8/15/13	675	766
Medtronic Inc.	3.000%	3/15/15	425	423
Medtronic Inc.	4.750%	9/15/15	550	593
Medtronic Inc.	4.450%	3/15/20	175	174
Medtronic Inc.	5.550%	3/15/40	75	74
Merck & Co. Inc.	1.875%	6/30/11	400	405
Merck & Co. Inc.	4.750%	3/1/15	275	297
Merck & Co. Inc.	4.000%	6/30/15	350	366
Merck & Co. Inc.	6.000%	9/15/17	500	563
Merck & Co. Inc.	5.000%	6/30/19	375	393
Merck & Co. Inc.	6.400%	3/1/28	225	247
Merck & Co. Inc.	5.950%	12/1/28	250	260
Merck & Co. Inc.	6.550%	9/15/37	850	967
Merck & Co. Inc.	5.850%	6/30/39	100	104
Novant Health Inc.	5.850%	11/1/19	300	305
Novartis Capital Corp.	1.900%	4/24/13	250	250
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,058
Novartis Capital Corp.	2.900%	4/24/15	250	247
Novartis Securities Investment Ltd.	5.125%	2/10/19	750	790
PepsiAmericas Inc.	5.750%	7/31/12	225	247
PepsiAmericas Inc.	5.000%	5/15/17	450	473
PepsiCo Inc.	5.150%	5/15/12	125	135
PepsiCo Inc.	4.650%	2/15/13	250	269
PepsiCo Inc.	3.750%	3/1/14	875	913
PepsiCo Inc.	5.000%	6/1/18	775	818
PepsiCo Inc.	7.900%	11/1/18	450	557
Pfizer Inc.	4.450%	3/15/12	1,175	1,246
Pfizer Inc.	5.350%	3/15/15	825	908
Pfizer Inc.	6.200%	3/15/19	1,125	1,265
Pfizer Inc.	7.200%	3/15/39	1,450	1,758
Philip Morris International Inc.	4.875%	5/16/13	625	673
Philip Morris International Inc.	6.875%	3/17/14	475	546
Philip Morris International Inc.	5.650%	5/16/18	275	296
Philip Morris International Inc.	6.375%	5/16/38	525	568
4 Procter & Gamble - Esop	9.360%	1/1/21	982	1,222
Procter & Gamble Co.	4.950%	8/15/14	100	110

Procter & Gamble Co.	3.500%	2/15/15	525	539
Procter & Gamble Co.	4.700%	2/15/19	175	180
Procter & Gamble Co.	6.450%	1/15/26	600	676
Quest Diagnostics Inc.	5.450%	11/1/15	250	270
Reynolds American Inc.	7.250%	6/1/12	200	218
Reynolds American Inc.	6.750%	6/15/17	100	107
Reynolds American Inc.	7.250%	6/15/37	375	381
Safeway Inc.	6.250%	3/15/14	300	334
Safeway Inc.	7.250%	2/1/31	50	57
Sara Lee Corp.	6.125%	11/1/32	325	316
St. Jude Medical Inc.	2.200%	9/15/13	300	299
St. Jude Medical Inc.	3.750%	7/15/14	425	437
St. Jude Medical Inc.	4.875%	7/15/19	75	76
Stryker Corp.	3.000%	1/15/15	100	100
Stryker Corp.	4.375%	1/15/20	100	99
Sysco Corp.	5.250%	2/12/18	300	316
Sysco Corp.	5.375%	9/21/35	500	488
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	155
6 Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	124
6 Thermo Fisher Scientific Inc.	3.250%	11/20/14	100	99
Unilever Capital Corp.	7.125%	11/1/10	400	415
Unilever Capital Corp.	3.650%	2/15/14	275	286
Unilever Capital Corp.	4.800%	2/15/19	150	155
UST Inc.	5.750%	3/1/18	250	250
Whirlpool Corp.	5.500%	3/1/13	250	264
Wyeth	5.500%	2/15/16	400	445
Wyeth	6.450%	2/1/24	400	444
Wyeth	6.500%	2/1/34	200	222
Wyeth	6.000%	2/15/36	1,125	1,188

Energy (0.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	867
Anadarko Petroleum Corp.	7.625%	3/15/14	300	346
Anadarko Petroleum Corp.	5.750%	6/15/14	125	136
Anadarko Petroleum Corp.	5.950%	9/15/16	700	761
Anadarko Petroleum Corp.	6.950%	6/15/19	50	56
Anadarko Petroleum Corp.	6.450%	9/15/36	650	661
Anadarko Petroleum Corp.	7.950%	6/15/39	125	149
Apache Corp.	6.000%	9/15/13	300	336
Apache Corp.	5.625%	1/15/17	75	82
Apache Corp.	6.900%	9/15/18	500	584
Apache Finance Canada Corp.	7.750%	12/15/29	225	271
Baker Hughes Inc.	6.875%	1/15/29	400	455
BJ Services Co.	6.000%	6/1/18	100	108
BP Capital Markets PLC	5.250%	11/7/13	750	827
BP Capital Markets PLC	3.625%	5/8/14	675	700
BP Capital Markets PLC	3.875%	3/10/15	250	260
BP Capital Markets PLC	4.750%	3/10/19	750	770
Burlington Resources Finance Co.	6.500%	12/1/11	300	326
Burlington Resources Finance Co.	7.400%	12/1/31	600	692
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	271
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	187
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	561
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	414
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	449
6 Cenovus Energy Inc.	4.500%	9/15/14	950	990
6 Cenovus Energy Inc.	5.700%	10/15/19	475	495
6 Cenovus Energy Inc.	6.750%	11/15/39	375	407

Chevron Corp.	3.450%	3/3/12	250	261
Chevron Corp.	3.950%	3/3/14	425	446
Chevron Corp.	4.950%	3/3/19	750	784
ConocoPhillips	4.750%	2/1/14	250	269
ConocoPhillips	4.600%	1/15/15	200	215
ConocoPhillips	5.750%	2/1/19	850	926
ConocoPhillips	6.000%	1/15/20	725	804
ConocoPhillips	6.500%	2/1/39	375	417
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	255
ConocoPhillips Holding Co.	6.950%	4/15/29	175	201
Devon Energy Corp.	5.625%	1/15/14	525	575
Devon Energy Corp.	7.950%	4/15/32	75	94
Devon Financing Corp. ULC	6.875%	9/30/11	475	513
Devon Financing Corp. ULC	7.875%	9/30/31	375	464
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	107
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	82
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	220
EnCana Corp.	4.750%	10/15/13	25	27
EnCana Corp.	7.200%	11/1/31	625	710
EnCana Corp.	6.500%	8/15/34	325	343
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
EOG Resources Inc.	6.125%	10/1/13	575	644
EOG Resources Inc.	5.625%	6/1/19	275	294
Halliburton Co.	6.150%	9/15/19	525	588
Halliburton Co.	7.450%	9/15/39	700	854
Hess Corp.	8.125%	2/15/19	600	731
Hess Corp.	7.875%	10/1/29	150	179
Hess Corp.	7.125%	3/15/33	375	419
Husky Energy Inc.	6.250%	6/15/12	350	380
Husky Energy Inc.	7.250%	12/15/19	300	347
Husky Energy Inc.	6.800%	9/15/37	100	109
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,112
Kerr-McGee Corp.	7.875%	9/15/31	150	174
Marathon Oil Corp.	6.125%	3/15/12	475	512
Nabors Industries Inc.	9.250%	1/15/19	600	745
Nexen Inc.	5.050%	11/20/13	400	429
Nexen Inc.	5.650%	5/15/17	175	185
Nexen Inc.	7.875%	3/15/32	100	116
Nexen Inc.	7.500%	7/30/39	625	710
Noble Energy Inc.	8.250%	3/1/19	300	362
Occidental Petroleum Corp.	6.750%	1/15/12	125	137
Occidental Petroleum Corp.	7.000%	11/1/13	650	753
PC Financial Partnership	5.000%	11/15/14	25	26
Petro-Canada	4.000%	7/15/13	75	77
Petro-Canada	7.875%	6/15/26	100	117
Petro-Canada	5.350%	7/15/33	450	405
Petro-Canada	5.950%	5/15/35	500	489
Questar Market Resources Inc.	6.050%	9/1/16	350	372
Rowan Cos. Inc.	7.875%	8/1/19	125	142
Shell International Finance BV	5.625%	6/27/11	50	53
Shell International Finance BV	1.875%	3/25/13	450	449
Shell International Finance BV	4.000%	3/21/14	600	631
Shell International Finance BV	3.250%	9/22/15	525	527
Shell International Finance BV	5.200%	3/22/17	300	321
Shell International Finance BV	4.300%	9/22/19	700	689
Shell International Finance BV	4.375%	3/25/20	325	319
Shell International Finance BV	6.375%	12/15/38	975	1,068
Shell International Finance BV	5.500%	3/25/40	175	171

Smith International Inc.	9.750%	3/15/19	600	806
Statoil ASA	3.875%	4/15/14	300	313
Statoil ASA	2.900%	10/15/14	75	75
Statoil ASA	5.250%	4/15/19	650	677
Statoil ASA	7.150%	1/15/29	250	290
Suncor Energy Inc.	6.100%	6/1/18	225	242
Suncor Energy Inc.	6.500%	6/15/38	775	807
Suncor Energy Inc.	6.850%	6/1/39	600	650
Sunoco Inc.	4.875%	10/15/14	175	177
Sunoco Inc.	5.750%	1/15/17	200	198
Talisman Energy Inc.	5.125%	5/15/15	100	106
Talisman Energy Inc.	5.850%	2/1/37	650	623
Tosco Corp.	8.125%	2/15/30	1,150	1,444
Total Capital SA	3.125%	10/2/15	25	25
Transocean Inc.	5.250%	3/15/13	100	108
Transocean Inc.	6.000%	3/15/18	425	462
Transocean Inc.	7.500%	4/15/31	300	353
Valero Energy Corp.	6.875%	4/15/12	700	760
Valero Energy Corp.	4.500%	2/1/15	75	75
Valero Energy Corp.	6.125%	2/1/20	150	149
Valero Energy Corp.	7.500%	4/15/32	750	769
Valero Energy Corp.	6.625%	6/15/37	300	284
Weatherford International Inc.	6.800%	6/15/37	150	153
Weatherford International Ltd.	9.625%	3/1/19	775	981
Weatherford International Ltd.	6.500%	8/1/36	800	791
Williams Cos. Inc.	7.500%	1/15/31	519	570
Williams Cos. Inc.	7.750%	6/15/31	149	166
XTO Energy Inc.	5.900%	8/1/12	425	467
XTO Energy Inc.	6.250%	4/15/13	250	281
XTO Energy Inc.	5.750%	12/15/13	900	1,006
XTO Energy Inc.	4.900%	2/1/14	200	217
XTO Energy Inc.	5.000%	1/31/15	200	217
XTO Energy Inc.	6.250%	8/1/17	400	454

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	247

Technology (0.3%)
Adobe Systems Inc.	3.250%	2/1/15	200	200
Adobe Systems Inc.	4.750%	2/1/20	325	319
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	550	589
Agilent Technologies Inc.	6.500%	11/1/17	350	380
Amphenol Corp.	4.750%	11/15/14	200	206
Analog Devices Inc.	5.000%	7/1/14	175	185
BMC Software Inc.	7.250%	6/1/18	175	193
CA Inc.	5.375%	12/1/19	175	177
Cisco Systems Inc.	4.950%	2/15/19	200	207
Cisco Systems Inc.	4.450%	1/15/20	1,825	1,812
Cisco Systems Inc.	5.900%	2/15/39	975	984
Cisco Systems Inc.	5.500%	1/15/40	325	311
Computer Sciences Corp.	6.500%	3/15/18	125	138
Corning Inc.	6.625%	5/15/19	50	55
Dell Inc.	3.375%	6/15/12	625	650
Dell Inc.	5.875%	6/15/19	175	189
Electronic Data Systems LLC	6.000%	8/1/13	225	251
Equifax Inc.	6.300%	7/1/17	125	133
Equifax Inc.	7.000%	7/1/37	150	155

Fiserv Inc.	6.800%	11/20/17	475	528
Harris Corp.	5.000%	10/1/15	425	445
Hewlett-Packard Co.	2.250%	5/27/11	175	178
Hewlett-Packard Co.	4.500%	3/1/13	625	670
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,183
Hewlett-Packard Co.	5.400%	3/1/17	225	242
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,109
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,086
International Business Machines Corp.	7.500%	6/15/13	550	641
International Business Machines Corp.	5.700%	9/14/17	500	552
International Business Machines Corp.	5.600%	11/30/39	1,720	1,716
International Game Technology	7.500%	6/15/19	125	141
Intuit Inc.	5.400%	3/15/12	200	212
Lexmark International Inc.	5.900%	6/1/13	150	160
Lexmark International Inc.	6.650%	6/1/18	375	382
Microsoft Corp.	2.950%	6/1/14	675	687
Microsoft Corp.	4.200%	6/1/19	50	51
Microsoft Corp.	5.200%	6/1/39	350	346
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	275	291
Motorola Inc.	7.500%	5/15/25	75	79
Motorola Inc.	6.500%	11/15/28	200	192
Motorola Inc.	6.625%	11/15/37	275	265
Nokia Oyj	5.375%	5/15/19	175	185
Nokia Oyj	6.625%	5/15/39	100	110
Oracle Corp.	3.750%	7/8/14	200	209
Oracle Corp.	5.250%	1/15/16	1,900	2,088
Oracle Corp.	5.750%	4/15/18	300	329
Oracle Corp.	5.000%	7/8/19	975	1,020
Oracle Corp.	6.125%	7/8/39	500	529
Pitney Bowes Inc.	3.875%	6/15/13	225	235
Pitney Bowes Inc.	4.875%	8/15/14	25	27
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,367
Science Applications International Corp.	6.250%	7/1/12	100	109
Science Applications International Corp.	5.500%	7/1/33	100	87
Xerox Corp.	7.125%	6/15/10	200	202
Xerox Corp.	6.875%	8/15/11	200	213
Xerox Corp.	5.500%	5/15/12	150	160
Xerox Corp.	7.625%	6/15/13	225	231
Xerox Corp.	8.250%	5/15/14	300	348
Xerox Corp.	6.400%	3/15/16	375	411
Xerox Corp.	6.750%	2/1/17	350	386
Xerox Corp.	6.350%	5/15/18	350	380
Xerox Corp.	5.625%	12/15/19	50	51

Transportation (0.1%)
4 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	124	143
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	381
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	80
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	222
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	129
Canadian National Railway Co.	6.250%	8/1/34	350	379
Canadian National Railway Co.	6.200%	6/1/36	350	372
Canadian Pacific Railway Co.	7.125%	10/15/31	450	484
Canadian Pacific Railway Co.	5.950%	5/15/37	250	241
Con-way Inc.	6.700%	5/1/34	350	317

Continental Airlines 2009-2 Pass Through
Trust	7.250%	11/10/19	150	162
4 Continental Airlines Inc.	6.648%	9/15/17	500	502
CSX Corp.	6.300%	3/15/12	400	433
CSX Corp.	5.600%	5/1/17	25	26
CSX Corp.	7.900%	5/1/17	126	148
CSX Corp.	6.250%	3/15/18	525	566
CSX Corp.	7.375%	2/1/19	1,200	1,393
6 CSX Corp.	6.220%	4/30/40	174	175
4 Delta Air Lines Inc.	7.750%	12/17/19	425	454
4 Delta Air Lines Inc.	6.821%	8/10/22	253	250
Norfolk Southern Corp.	5.750%	1/15/16	175	193
Norfolk Southern Corp.	7.700%	5/15/17	400	475
Norfolk Southern Corp.	5.750%	4/1/18	100	107
Norfolk Southern Corp.	5.900%	6/15/19	425	460
Norfolk Southern Corp.	5.590%	5/17/25	72	71
Norfolk Southern Corp.	7.800%	5/15/27	100	120
Norfolk Southern Corp.	5.640%	5/17/29	100	99
Norfolk Southern Corp.	7.050%	5/1/37	200	230
Norfolk Southern Corp.	7.900%	5/15/97	100	118
Norfolk Southern Railway Co.	9.750%	6/15/20	116	156
Ryder System Inc.	5.950%	5/2/11	158	165
Ryder System Inc.	5.850%	3/1/14	250	266
Ryder System Inc.	5.850%	11/1/16	75	79
Southwest Airlines Co.	5.750%	12/15/16	200	203
Southwest Airlines Co.	5.125%	3/1/17	400	389
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	136	140
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	38	42
Union Pacific Corp.	5.450%	1/31/13	650	705
Union Pacific Corp.	7.875%	1/15/19	775	930
Union Pacific Corp.	7.125%	2/1/28	500	557
Union Pacific Corp.	6.625%	2/1/29	200	215
United Parcel Service Inc.	3.875%	4/1/14	50	52
United Parcel Service Inc.	5.125%	4/1/19	175	187
United Parcel Service Inc.	6.200%	1/15/38	725	789
				373,626
Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/33	400	418
Alabama Power Co.	4.850%	12/15/12	200	216
Alabama Power Co.	5.500%	10/15/17	550	589
American Water Capital Corp.	6.593%	10/15/37	500	521
Arizona Public Service Co.	5.800%	6/30/14	50	54
Arizona Public Service Co.	4.650%	5/15/15	275	283
Baltimore Gas & Electric Co.	5.900%	10/1/16	375	395
Carolina Power & Light Co.	6.500%	7/15/12	350	385
Carolina Power & Light Co.	5.125%	9/15/13	325	354
Carolina Power & Light Co.	5.300%	1/15/19	675	711
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	540
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	200
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	352
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	236
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	744
Commonwealth Edison Co.	5.950%	8/15/16	500	547
Commonwealth Edison Co.	6.150%	9/15/17	600	665

Commonwealth Edison Co.	5.800%	3/15/18	150	161
Commonwealth Edison Co.	5.900%	3/15/36	100	101
Connecticut Light & Power Co.	6.350%	6/1/36	250	266
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	136
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	384
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	257
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	279
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	420
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	478
Consolidated Natural Gas Co.	6.250%	11/1/11	300	322
Constellation Energy Group Inc.	4.550%	6/15/15	175	179
Constellation Energy Group Inc.	7.600%	4/1/32	100	114
Consumers Energy Co.	5.000%	2/15/12	725	771
Consumers Energy Co.	5.375%	4/15/13	175	189
Detroit Edison Co.	5.700%	10/1/37	125	123
Dominion Resources Inc.	6.000%	11/30/17	550	601
Dominion Resources Inc.	5.250%	8/1/33	200	212
4 Dominion Resources Inc.	7.500%	6/30/66	175	173
4 Dominion Resources Inc.	6.300%	9/30/66	50	47
DTE Energy Co.	7.050%	6/1/11	250	265
Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,045
Duke Energy Carolinas LLC	6.050%	4/15/38	50	53
Duke Energy Carolinas LLC	5.300%	2/15/40	375	358
Duke Energy Corp.	3.350%	4/1/15	375	373
Duke Energy Corp.	5.050%	9/15/19	175	177
Duke Energy Indiana Inc.	5.000%	9/15/13	250	265
Duke Energy Ohio Inc.	5.700%	9/15/12	675	734
Duke Energy Ohio Inc.	2.100%	6/15/13	325	326
El Paso Electric Co.	6.000%	5/15/35	175	159
Energy East Corp.	6.750%	6/15/12	500	552
Energy East Corp.	6.750%	7/15/36	400	430
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	500	532
Entergy Louisiana LLC	6.500%	9/1/18	100	108
Exelon Corp.	4.900%	6/15/15	500	523
Exelon Generation Co. LLC	5.200%	10/1/19	225	228
Exelon Generation Co. LLC	6.250%	10/1/39	425	430
FirstEnergy Solutions Corp.	4.800%	2/15/15	475	487
Florida Power & Light Co.	5.950%	10/1/33	100	102
Florida Power & Light Co.	5.625%	4/1/34	225	220
Florida Power & Light Co.	4.950%	6/1/35	50	44
Florida Power & Light Co.	6.200%	6/1/36	50	53
Florida Power & Light Co.	5.650%	2/1/37	300	299
Florida Power & Light Co.	5.850%	5/1/37	150	153
Florida Power & Light Co.	5.960%	4/1/39	1,350	1,396
Florida Power Corp.	4.800%	3/1/13	50	53
Florida Power Corp.	5.650%	6/15/18	50	54
4 FPL Group Capital Inc.	6.350%	10/1/66	225	212
4 FPL Group Capital Inc.	6.650%	6/15/67	275	258
Georgia Power Co.	5.950%	2/1/39	575	598
Illinois Power Co.	6.125%	11/15/17	25	27
4 Integrys Energy Group Inc.	6.110%	12/1/66	300	268
Interstate Power & Light Co.	6.250%	7/15/39	100	104
Jersey Central Power & Light Co.	5.625%	5/1/16	350	368
Jersey Central Power & Light Co.	5.650%	6/1/17	350	370
Kansas City Power & Light Co.	6.050%	11/15/35	200	200
MidAmerican Energy Co.	5.650%	7/15/12	75	81
MidAmerican Energy Co.	5.950%	7/15/17	150	163
MidAmerican Energy Co.	6.750%	12/30/31	325	360

Midamerican Energy Holdings Co.	5.875%	10/1/12	750	820
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	319
Midamerican Energy Holdings Co.	6.125%	4/1/36	400	403
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	513
National Rural Utilities Cooperative Finance
Corp.	4.375%	10/1/10	150	153
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	750	766
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	275	302
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	748
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	158
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	717
Nevada Power Co.	7.125%	3/15/19	450	508
6 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	399
Nisource Finance Corp.	6.125%	3/1/22	450	467
Northern States Power Co.	6.200%	7/1/37	250	267
Northern States Power Co.	5.350%	11/1/39	175	166
NSTAR Electric Co.	4.875%	10/15/12	75	81
NSTAR Electric Co.	4.875%	4/15/14	225	239
NSTAR Electric Co.	5.625%	11/15/17	325	350
Oglethorpe Power Corp.	5.950%	11/1/39	100	103
Ohio Edison Co.	6.400%	7/15/16	550	605
Ohio Power Co.	5.750%	9/1/13	475	515
Ohio Power Co.	6.000%	6/1/16	150	165
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	356
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	194
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	676
Pacific Gas & Electric Co.	4.800%	3/1/14	650	699
Pacific Gas & Electric Co.	5.625%	11/30/17	250	269
Pacific Gas & Electric Co.	8.250%	10/15/18	275	336
Pacific Gas & Electric Co.	6.050%	3/1/34	825	850
Pacific Gas & Electric Co.	5.800%	3/1/37	1,225	1,214
PacifiCorp	6.900%	11/15/11	500	545
PacifiCorp	5.250%	6/15/35	475	446
PacifiCorp	6.250%	10/15/37	650	695
Peco Energy Co.	5.350%	3/1/18	125	133
Pennsylvania Electric Co.	6.050%	9/1/17	75	80
Pepco Holdings Inc.	6.450%	8/15/12	175	188
PPL Electric Utilities Corp.	6.250%	5/15/39	1,100	1,199
PPL Energy Supply LLC	6.400%	11/1/11	250	268
PPL Energy Supply LLC	6.200%	5/15/16	68	73
Progress Energy Inc.	6.050%	3/15/14	100	110
Progress Energy Inc.	7.050%	3/15/19	75	85
Progress Energy Inc.	7.750%	3/1/31	625	736
Progress Energy Inc.	7.000%	10/30/31	550	601
Progress Energy Inc.	6.000%	12/1/39	25	24
PSEG Power LLC	7.750%	4/15/11	250	267
6 PSEG Power LLC	2.500%	4/15/13	250	250
PSEG Power LLC	5.000%	4/1/14	650	674
PSEG Power LLC	5.500%	12/1/15	450	486
Public Service Co. of Colorado	5.800%	8/1/18	100	109
Public Service Co. of Colorado	5.125%	6/1/19	175	183
Public Service Co. of Colorado	6.250%	9/1/37	300	326
Public Service Co. of Oklahoma	5.150%	12/1/19	600	610

Public Service Co. of Oklahoma	6.625%	11/15/37	275	290
Puget Sound Energy Inc.	5.483%	6/1/35	100	93
Puget Sound Energy Inc.	6.274%	3/15/37	500	520
San Diego Gas & Electric Co.	5.300%	11/15/15	100	110
San Diego Gas & Electric Co.	5.350%	5/15/35	100	96
San Diego Gas & Electric Co.	6.000%	6/1/39	50	53
SCANA Corp.	6.875%	5/15/11	75	79
Sierra Pacific Power Co.	6.000%	5/15/16	525	572
Sierra Pacific Power Co.	6.750%	7/1/37	400	429
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	498
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	156
Southern California Edison Co.	4.650%	4/1/15	425	454
Southern California Edison Co.	5.000%	1/15/16	275	298
Southern California Edison Co.	6.650%	4/1/29	225	246
Southern California Edison Co.	5.750%	4/1/35	275	278
Southern California Edison Co.	5.350%	7/15/35	350	335
Southern Power Co.	6.250%	7/15/12	425	469
Southern Power Co.	4.875%	7/15/15	400	425
Southwestern Electric Power Co.	6.450%	1/15/19	250	269
Southwestern Electric Power Co.	6.200%	3/15/40	75	75
Tampa Electric Co.	6.550%	5/15/36	375	397
Teco Finance Inc.	4.000%	3/15/16	100	99
Teco Finance Inc.	5.150%	3/15/20	125	124
TransAlta Corp.	6.650%	5/15/18	100	107
Union Electric Co.	5.400%	2/1/16	350	362
United Utilities PLC	5.375%	2/1/19	325	321
Virginia Electric and Power Co.	5.100%	11/30/12	225	245
Virginia Electric and Power Co.	5.400%	1/15/16	700	756
Virginia Electric and Power Co.	6.000%	5/15/37	550	567
Virginia Electric and Power Co.	6.350%	11/30/37	750	810
Virginia Electric and Power Co.	8.875%	11/15/38	100	140
Wisconsin Electric Power Co.	6.000%	4/1/14	550	612
Wisconsin Electric Power Co.	4.250%	12/15/19	175	172
Wisconsin Electric Power Co.	5.625%	5/15/33	200	198
4 Wisconsin Energy Corp.	6.250%	5/15/67	525	497
Wisconsin Power & Light Co.	5.000%	7/15/19	25	25
Wisconsin Power & Light Co.	6.375%	8/15/37	300	317
Xcel Energy Inc.	5.613%	4/1/17	631	659
Xcel Energy Inc.	6.500%	7/1/36	225	237

Natural Gas (0.2%)
Atmos Energy Corp.	8.500%	3/15/19	250	307
Boardwalk Pipelines LP	5.500%	2/1/17	200	206
CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	287
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	323
El Paso Natural Gas Co.	5.950%	4/15/17	225	235
Enbridge Energy Partners LP	9.875%	3/1/19	550	714
Energy Transfer Partners LP	5.650%	8/1/12	275	295
Energy Transfer Partners LP	6.000%	7/1/13	700	758
Energy Transfer Partners LP	5.950%	2/1/15	300	327
Energy Transfer Partners LP	6.125%	2/15/17	300	314
Energy Transfer Partners LP	9.000%	4/15/19	275	337
Energy Transfer Partners LP	6.625%	10/15/36	150	151
7 Enron Corp.	9.125%	4/1/03	700	2
7 Enron Corp.	7.125%	5/15/07	300	1
7 Enron Corp.	6.875%	10/15/07	1,000	2
Enterprise Products Operating LLC	4.950%	6/1/10	475	478
Enterprise Products Operating LLC	4.600%	8/1/12	225	238

Enterprise Products Operating LLC	5.600%	10/15/14	775	840
Enterprise Products Operating LLC	6.300%	9/15/17	275	302
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,067
EQT Corp.	8.125%	6/1/19	400	477
KeySpan Corp.	8.000%	11/15/30	200	242
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	520
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	190
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	373
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	504
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	81
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	252
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	282
Magellan Midstream Partners LP	5.650%	10/15/16	150	158
Magellan Midstream Partners LP	6.550%	7/15/19	125	138
National Grid PLC	6.300%	8/1/16	275	305
NuStar Logistics LP	7.650%	4/15/18	350	394
Oneok Inc.	5.200%	6/15/15	300	322
Oneok Inc.	6.000%	6/15/35	275	264
ONEOK Partners LP	5.900%	4/1/12	350	375
ONEOK Partners LP	6.150%	10/1/16	600	645
ONEOK Partners LP	8.625%	3/1/19	400	496
ONEOK Partners LP	6.650%	10/1/36	525	546
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	854
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	55
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	153
Sempra Energy	6.000%	2/1/13	200	215
Southern California Gas Co.	5.750%	11/15/35	25	25
6 Southern Natural Gas Co.	5.900%	4/1/17	225	234
Spectra Energy Capital LLC	5.668%	8/15/14	400	431
Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	389
Texas Gas Transmission LLC	4.600%	6/1/15	250	260
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	787
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	340
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	773
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	124
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	377
6 Williams Partners LP	3.800%	2/15/15	125	125
6 Williams Partners LP	5.250%	3/15/20	300	298

6 Williams Partners LP	6.300%	4/15/40	225	224
				78,099
Total Corporate Bonds (Cost $672,826)				705,859
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
African Development Bank	1.000%	11/23/11	275	274
African Development Bank	1.750%	10/1/12	225	225
African Development Bank	1.625%	2/11/13	325	323
African Development Bank	3.000%	5/27/14	875	879
Asian Development Bank	4.500%	9/4/12	500	533
Asian Development Bank	3.625%	9/5/13	900	951
Asian Development Bank	2.750%	5/21/14	1,175	1,194
Asian Development Bank	2.625%	2/9/15	600	595
Asian Development Bank	5.500%	6/27/16	100	111
Asian Development Bank	5.593%	7/16/18	500	546
Brazilian Government International Bond	11.000%	1/11/12	300	350
Brazilian Government International Bond	10.250%	6/17/13	150	185

Brazilian Government International Bond	7.875%	3/7/15	475	562
Brazilian Government International Bond	6.000%	1/17/17	1,975	2,145
4 Brazilian Government International Bond	8.000%	1/15/18	89	103
Brazilian Government International Bond	5.875%	1/15/19	850	912
Brazilian Government International Bond	8.875%	10/14/19	175	226
Brazilian Government International Bond	8.875%	4/15/24	325	427
Brazilian Government International Bond	8.750%	2/4/25	800	1,054
Brazilian Government International Bond	10.125%	5/15/27	875	1,283
Brazilian Government International Bond	8.250%	1/20/34	75	96
Brazilian Government International Bond	7.125%	1/20/37	1,850	2,104
Brazilian Government International Bond	11.000%	8/17/40	1,825	2,442
Brazilian Government International Bond	5.625%	1/7/41	650	612
Chile Government International Bond	7.125%	1/11/12	300	327
Chile Government International Bond	5.500%	1/15/13	150	162
China Development Bank Corp.	4.750%	10/8/14	450	473
China Development Bank Corp.	5.000%	10/15/15	175	189
China Government International Bond	4.750%	10/29/13	200	217
Corp Andina de Fomento	8.125%	6/4/19	775	908
Corp. Andina de Fomento	5.200%	5/21/13	425	449
Corp. Andina de Fomento	5.750%	1/12/17	375	388
Council Of Europe Development Bank	2.750%	2/10/15	275	274
Development Bank of Japan	4.250%	6/9/15	250	264
Eksportfinans ASA	5.500%	5/25/16	2,025	2,225
Eksportfinans ASA	5.500%	6/26/17	450	492
European Investment Bank	4.625%	9/15/10	1,325	1,350
European Investment Bank	5.250%	6/15/11	750	786
European Investment Bank	3.125%	7/15/11	1,800	1,853
European Investment Bank	2.000%	2/10/12	3,475	3,525
6 European Investment Bank	1.125%	4/16/12	950	948
European Investment Bank	1.750%	9/14/12	650	653
European Investment Bank	1.625%	3/15/13	600	596
European Investment Bank	2.875%	3/15/13	650	669
European Investment Bank	4.250%	7/15/13	2,400	2,574
European Investment Bank	2.375%	3/14/14	375	377
European Investment Bank	4.625%	5/15/14	2,000	2,157
European Investment Bank	3.125%	6/4/14	1,975	2,015
European Investment Bank	2.875%	1/15/15	450	452
European Investment Bank	2.750%	3/23/15	900	895
European Investment Bank	4.875%	2/16/16	550	600
European Investment Bank	5.125%	9/13/16	300	330
European Investment Bank	4.875%	1/17/17	1,225	1,333
European Investment Bank	5.125%	5/30/17	800	878
Export Development Canada	2.375%	3/19/12	850	869
Export Development Canada	1.750%	9/24/12	975	983
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,170
Export-Import Bank of Korea	8.125%	1/21/14	675	777
Export-Import Bank of Korea	5.875%	1/14/15	250	270
Export-Import Bank of Korea	5.125%	3/16/15	150	157
Financement-Quebec	5.000%	10/25/12	500	539
Hydro Quebec	6.300%	5/11/11	775	821
Hydro Quebec	8.400%	1/15/22	825	1,070
Inter-American Development Bank	1.500%	6/23/11	300	303
Inter-American Development Bank	3.000%	4/22/14	1,325	1,344
Inter-American Development Bank	4.250%	9/10/18	1,875	1,916
Inter-American Development Bank	3.875%	9/17/19	1,500	1,490
Inter-American Development Bank	3.875%	2/14/20	500	492
Inter-American Development Bank	7.000%	6/15/25	250	301

International Bank for Reconstruction &
Development	3.125%	11/15/11	600	617
International Bank for Reconstruction &
Development	2.000%	4/2/12	2,175	2,209
International Bank for Reconstruction &
Development	3.500%	10/8/13	75	79
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,050	1,018
International Finance Corp.	3.500%	5/15/13	375	395
International Finance Corp.	3.000%	4/22/14	875	882
Israel Government International Bond	4.625%	6/15/13	200	213
Israel Government International Bond	5.500%	11/9/16	850	914
Israel Government International Bond	5.125%	3/26/19	300	305
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	675	704
Japan Bank for International
Cooperation/Japan	2.125%	11/5/12	1,400	1,413
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	75	80
Japan Bank for International
Cooperation/Japan	2.875%	2/2/15	625	622
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	538
Japan Finance Organization for Municipalities	5.000%	5/16/17	500	533
Korea Development Bank	8.000%	1/23/14	800	917
Korea Development Bank	4.375%	8/10/15	400	405
Korea Electric Power Corp.	7.750%	4/1/13	750	844
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	1,550	1,604
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	280
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,375	1,403
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	824
Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	1,250	1,254
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,249
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,386
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,228
Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	950	937
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	849
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,285
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	367
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,115
Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	150	149
Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,152
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,504
Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	327
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,104
Malaysia Government International Bond	7.500%	7/15/11	350	376
Mexico Government International Bond	7.500%	1/14/12	145	161
Mexico Government International Bond	6.375%	1/16/13	917	1,019
Mexico Government International Bond	6.625%	3/3/15	493	557
Mexico Government International Bond	11.375%	9/15/16	100	141
Mexico Government International Bond	5.625%	1/15/17	750	804
Mexico Government International Bond	6.750%	9/27/34	2,757	3,041
Nordic Investment Bank	3.875%	6/15/10	350	351
Nordic Investment Bank	1.625%	1/28/13	550	548
Nordic Investment Bank	2.625%	10/6/14	475	474
Oesterreichische Kontrollbank AG	3.125%	10/14/11	775	796
Oesterreichische Kontrollbank AG	1.875%	3/21/12	1,425	1,431
Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	296

Oesterreichische Kontrollbank AG	1.750%	3/11/13	700	695
Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	321
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	679
Pemex Project Funding Master Trust	9.125%	10/13/10	60	63
Pemex Project Funding Master Trust	5.750%	3/1/18	950	973
Pemex Project Funding Master Trust	6.625%	6/15/35	850	833
Pemex Project Funding Master Trust	6.625%	6/15/38	375	367
Peruvian Government International Bond	9.875%	2/6/15	400	506
Peruvian Government International Bond	8.375%	5/3/16	200	243
Peruvian Government International Bond	7.125%	3/30/19	500	578
Peruvian Government International Bond	7.350%	7/21/25	700	812
4 Peruvian Government International Bond	6.550%	3/14/37	1,000	1,070
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,310
Petrobras International Finance Co.	5.875%	3/1/18	300	312
Petrobras International Finance Co.	8.375%	12/10/18	600	716
Petrobras International Finance Co.	7.875%	3/15/19	650	757
Petrobras International Finance Co.	5.750%	1/20/20	325	332
Petrobras International Finance Co.	6.875%	1/20/40	275	285
6 Petroleos Mexicanos	4.875%	3/15/15	75	77
Petroleos Mexicanos	8.000%	5/3/19	700	824
6 Petroleos Mexicanos	6.000%	3/5/20	375	384
Poland Government International Bond	6.250%	7/3/12	350	381
Poland Government International Bond	5.000%	10/19/15	375	396
Poland Government International Bond	6.375%	7/15/19	1,850	2,027
Province of Manitoba Canada	4.900%	12/6/16	825	888
Province of Nova Scotia Canada	5.750%	2/27/12	250	270
Province of Ontario Canada	3.375%	5/20/11	100	103
Province of Ontario Canada	5.000%	10/18/11	2,500	2,652
Province of Ontario Canada	1.875%	11/19/12	1,050	1,058
Province of Ontario Canada	4.100%	6/16/14	1,625	1,725
Province of Ontario Canada	2.950%	2/5/15	550	551
Province of Ontario Canada	4.750%	1/19/16	75	80
Province of Ontario Canada	4.000%	10/7/19	850	835
Province of Quebec Canada	4.875%	5/5/14	250	264
Province of Quebec Canada	4.600%	5/26/15	350	375
Province of Quebec Canada	5.125%	11/14/16	525	571
Province of Quebec Canada	4.625%	5/14/18	525	553
Province of Quebec Canada	7.125%	2/9/24	400	487
Province of Quebec Canada	7.500%	9/15/29	475	615
Region of Lombardy Italy	5.804%	10/25/32	500	484
Republic of Italy	5.625%	6/15/12	875	946
Republic of Italy	2.125%	10/5/12	775	778
Republic of Italy	4.375%	6/15/13	525	557
Republic of Italy	3.125%	1/26/15	750	745
Republic of Italy	4.750%	1/25/16	575	601
Republic of Italy	5.250%	9/20/16	1,825	1,951
Republic of Italy	6.875%	9/27/23	125	143
Republic of Italy	5.375%	6/15/33	1,400	1,392
Republic of Korea	4.250%	6/1/13	625	654
Republic of Korea	5.750%	4/16/14	875	954
Republic of Korea	7.125%	4/16/19	425	499
South Africa Government International Bond	7.375%	4/25/12	575	632
South Africa Government International Bond	6.875%	5/27/19	875	977
South Africa Government International Bond	5.500%	3/9/20	100	101
South Africa Government International Bond	5.875%	5/30/22	100	102
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,045
United Mexican States	5.875%	2/17/14	1,325	1,456
United Mexican States	5.950%	3/19/19	1,725	1,863

United Mexican States	5.125%	1/15/20	100	101
Total Sovereign Bonds (Cost $141,878)				146,669
Taxable Municipal Bonds (0.2%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	50	48
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	325	328
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	400	414
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	100	104
California GO	5.250%	4/1/14	150	155
California GO	5.750%	3/1/17	150	153
California GO	6.200%	10/1/19	600	614
California GO	7.500%	4/1/34	1,200	1,239
California GO	5.650%	4/1/39	200	208
California GO	7.300%	10/1/39	150	150
California GO	7.350%	11/1/39	1,125	1,121
California GO	7.625%	3/1/40	450	469
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	100	97
Chicago IL Board of Educ. GO	6.138%	12/1/39	100	102
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	150	151
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	200	199
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	348
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	76
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	325	333
Connecticut GO	5.850%	3/15/32	300	315
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	100	100
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	200	214
Dartmouth College	4.750%	6/1/19	25	26
Denver CO City & County School Dist.	5.664%	12/1/33	75	75
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	50
Georgia GO	4.503%	11/1/25	325	320
Howard Hughes Medical Institute	3.450%	9/1/14	200	206
Illinois GO	2.766%	1/1/12	300	303
Illinois GO	4.071%	1/1/14	300	303
Illinois GO	4.950%	6/1/23	1,450	1,343
Illinois GO	5.100%	6/1/33	1,600	1,320
Illinois GO	6.630%	2/1/35	100	100
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	75	73
Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	475	482
Johns Hopkins University	5.250%	7/1/19	375	395
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	650	630
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	75	80
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	325	320
Los Angeles CA USD GO	5.750%	7/1/34	250	230
Los Angeles CA USD GO	6.758%	7/1/34	100	103
Maryland Transp. Auth. Rev.	5.888%	7/1/43	100	101
Massachusetts GO	5.456%	12/1/39	250	250
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	125	126
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	100	91
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	175	179

Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	75	78
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	100	98
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	400	397
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	300	299
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	150	146
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	425	468
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	50	52
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	16
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	338
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	436
New York City NY GO	5.968%	3/1/36	150	149
New York City NY GO	5.985%	12/1/36	75	74
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	75	76
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	100	98
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	100	100
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	100	99
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	125	145
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	50	50
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	300	296
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	210
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	257
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	384
Oregon GO	4.759%	6/30/28	300	249
Oregon GO	5.528%	6/30/28	125	113
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	75	75
Pennsylvania GO	4.650%	2/15/26	125	122
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	129
Princeton University	5.700%	3/1/39	300	308
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	235
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	100	102
San Diego County CA Water Auth.	6.138%	5/1/49	100	101
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	375	301
Univ. of California Regents	6.583%	5/15/49	125	129
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	97
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	77
Utah GO	4.554%	7/1/24	125	124
Washington GO	5.481%	8/1/39	50	51
Wisconsin GO	4.800%	5/1/13	275	297
Wisconsin GO	5.700%	5/1/26	325	327
Total Taxable Municipal Bonds (Cost $21,241)				21,147
Temporary Cash Investments (2.2%)[1]
U.S. Government and Agency Obligations (0.0%)
[3,8]Federal Home Loan Mortgage Discount Notes	0.320%	9/7/10	1,000	999

			Shares
Money Market Fund (2.2%)
9,10 Vanguard Market Liquidity Fund	0.183%		213,060,030	213,060

Total Temporary Cash Investments (Cost $214,059)				214,059

Total Investments (101.7%) (Cost $8,032,152)	9,638,263
Other Assets and Liabilities-Net (-1.7%)[10]	(165,716)
Net Assets (100%)	9,472,547

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $11,993,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.7% and 2.1%, respectively, of net assets.
2 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $22,228,000, representing 0.2% of net assets.
7 Non-income-producing security--security in default.
8 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10 Includes $13,229,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	33	9,613	196
S&P MidCap 400 Index	June 2010	5	1,970	—
E-mini Russell 2000 Index	June 2010	15	1,016	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,739,630	—	16
U.S. Government and Agency Obligations	—	2,658,730	—
Asset-Backed/Commercial Mortgaged-Backed Securities	—	152,153	—
Corporate Bonds	—	705,854	5
Sovereign Bonds	—	146,669	—
Taxable Municipal Bonds	—	21,147	—
Temporary Cash Investments	213,060	999	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	5,952,637	3,685,552	21
1 Represents variation margin on the last day of the reporting period.

Balanced Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

	Investments in	Investments in
	Common Stocks	Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2009	17	5
Transfers into Level 3	—	—
Change in Unrealized Appreciation (Depreciation)	(1)	—
Balance as of March 31, 2010	16	5

D. At March 31, 2010, the cost of investment securities for tax purposes was $8,032,152,000. Net unrealized appreciation of investment securities for tax purposes was $1,606,111,000, consisting of unrealized gains of $2,025,752,000 on securities that had risen in value since their purchase and $419,641,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (90.3%)
U.S. Stock Funds (42.3%)
Vanguard Total Stock Market Index Fund Investor Shares	655,427	19,001
Vanguard REIT Index Fund Investor Shares	164,516	2,668
		21,669
International Stock Funds (28.2%)
Vanguard European Stock Index Fund Investor Shares	273,849	7,005
Vanguard Pacific Stock Index Fund Investor Shares	373,223	3,844
Vanguard Emerging Markets Stock Index Fund Investor Shares	135,280	3,590
		14,439
Bond Funds (14.8%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	518,117	5,072
1 Vanguard Total Bond Market II Index Fund Investor Shares	245,116	2,535
		7,607
Market Neutral Fund (5.0%)
Vanguard Market Neutral Fund Investor Shares	257,952	2,541
Total Investment Companies (Cost $52,966)		46,256
Temporary Cash Investments (9.8%)[2]
Money Market Fund (9.3%)
1 Vanguard Market Liquidity Fund, 0.183%	4,801,105	4,801

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.5%)
3 Freddie Mac Discount Notes, 0.320%, 9/20/10	250	250

Total Temporary Cash Investments (Cost $5,051)		5,051
Total Investments (100.1%) (Cost $58,017)		51,307
Other Assets and Liabilities-Net (-0.1%)		(45)
Net Assets (100%)		51,262

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and -0.1%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Managed Payout Growth Focus Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	4/30/10	ML	5,093	(0.545%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth Focus Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	46,256	—	—
Temporary Cash Investments	4,801	250	—
Total	51,057	250	—

D. At March 31, 2010, the cost of investment securities for tax purposes was $58,017,000. Net unrealized depreciation of investment securities for tax purposes was $6,710,000, consisting of unrealized gains of $1,178,000 on securities that had risen in value since their purchase and $7,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Investment Companies (89.7%)
U.S. Stock Funds (36.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,142,647	62,116
	Vanguard REIT Index Fund Investor Shares	638,115	10,350
			72,466
International Stock Funds (23.9%)
	Vanguard European Stock Index Fund Investor Shares	928,143	23,742
	Vanguard Pacific Stock Index Fund Investor Shares	1,232,591	12,696
	Vanguard Emerging Markets Stock Index Fund Investor Shares	444,713	11,802
			48,240
Bond Funds (24.9%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,060,302	20,170
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,936,322	20,022
	Vanguard Inflation-Protected Securities Fund Investor Shares	801,662	10,045
			50,237
Market Neutral Fund (4.9%)
	Vanguard Market Neutral Fund Investor Shares	1,005,622	9,905
Total Investment Companies (Cost $193,614)			180,848
Temporary Cash Investments (10.2%)[2]
Money Market Fund (9.7%)
1	Vanguard Market Liquidity Fund, 0.183%	19,501,489	19,501

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.5%)
3	Freddie Mac Discount Notes, 0.320%, 9/20/10	500	499
3	Freddie Mac Discount Notes, 0.320%, 9/7/10	500	500
			999
Total Temporary Cash Investments (Cost $20,500)			20,500
Total Investments (99.9%) (Cost $214,114)			201,348
Other Assets and Liabilities-Net (0.1%)			252
Net Assets (100%)			201,600

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 10.0% and 0.2%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Managed Payout Growth and Distribution Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	4/30/10	ML	20,063	(0.545%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth and Distribution Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	180,848	—	—
Temporary Cash Investments	19,501	999	—
Total	200,349	999	—

D. At March 31, 2010, the cost of investment securities for tax purposes was $214,114,000. Net unrealized depreciation of investment securities for tax purposes was $12,766,000, consisting of unrealized gains of $5,219,000 on securities that had risen in value since their purchase and $17,985,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (29.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,005,038	58,126
	Vanguard REIT Index Fund Investor Shares	707,340	11,473
			69,599
International Stock Funds (19.9%)
	Vanguard European Stock Index Fund Investor Shares	899,876	23,019
	Vanguard Pacific Stock Index Fund Investor Shares	1,187,094	12,227
	Vanguard Emerging Markets Stock Index Fund Investor Shares	424,359	11,262
			46,508
Bond Funds (35.1%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	3,600,120	35,245
1	Vanguard Total Bond Market II Index Fund Investor Shares	3,397,433	35,130
	Vanguard Inflation-Protected Securities Fund Investor Shares	926,330	11,607
			81,982
Market Neutral Fund (5.0%)
Vanguard Market Neutral Fund Investor Shares		1,178,351	11,607
Total Investment Companies (Cost $214,063)			209,696
Temporary Cash Investments (10.1%)[2]
Money Market Fund (9.7%)
1	Vanguard Market Liquidity Fund, 0.183%	22,663,407	22,663

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.4%)
3	Freddie Mac Discount Notes, 0.320%, 9/20/10	500	499
3	Freddie Mac Discount Notes, 0.320%, 9/7/10	500	500
			999
Total Temporary Cash Investments (Cost $23,662)			23,662
Total Investments (99.9%) (Cost $237,725)			233,358
Other Assets and Liabilities-Net (0.1%)			179
Net Assets (100%)			233,537

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.9% and 0.2%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Managed Payout Distribution Focus Fund

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2010, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	4/30/10	ML	23,229	(0.545%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Distribution Focus Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	209,696	—	—
Temporary Cash Investments	22,663	999	—
Total	232,359	999	—

D. At March 31, 2010, the cost of investment securities for tax purposes was $237,725,000. Net unrealized depreciation of investment securities for tax purposes was $4,367,000, consisting of unrealized gains of $6,281,000 on securities that had risen in value since their purchase and $10,648,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 21, 2010
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 21, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.